UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Partner Fund – Select Short Term Assets

BBH Partner Fund – Small Cap Equity

BBH Select Series – Mid Cap Fund

BBH Partner Fund – International Equity

BBH Limited Duration Fund

BBH Income Fund

BBH Select Series – Large Cap Fund

BBH Intermediate Municipal Bond Fund

BBH U.S. Government Money Market Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Annual Report

OCTOBER 31, 2021

Bbh Partner Fund – Select Short Term Assets

BBH PARTNER FUND - SELECT SHORT TERM ASSETS

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

October 31, 2021

Intermediate-term corporate indexes eked out paltry gains, as risk spreads compressed and credit-related performance just offset the impact of rising rates. This created an accommodative environment for active fixed income strategies to outperform market indexes. We are proud to report that the BBH Select Short-Term Assets Fund gained 0.02% for the 10-month period ending October 31, 2021, exceeding the -0.26% return of the Bloomberg U.S. 1-3 Year Treasury Index.

Heavy issuance was a distinguishing feature of the past 12 months, as the lower rate environment combined with increased investor appetite for yield to fuel record levels of issuance in several market sectors, including corporate bonds, loans, mortgage- and asset-backed securities, and commercial mortgage-backed securities. Issuance in all sectors was met with remarkable demand, with many deals being oversubscribed at their prevailing yields. We maintained our valuation and fundamental research disciplines and participated in issuances only when the yields offered were adequate and our research revealed the issue to be durable – able to perform through a variety of macroeconomic and industry environments. This credit and valuation discipline may seem less necessary in a period of strong growth and tight spread levels, but our experience suggests such discipline is rewarded when market risks re-emerge. It is unfortunately difficult to predict when and how risks events will manifest.

Since the Fund’s inception, short-term rates hovered near historical lows while credit risk spreads started at relatively low levels then narrowed to levels not seen since the 1990s. Our highly selective and valuation-focused approach made it increasingly challenging to source new opportunities in mainstream bond sectors in this market. Despite the challenging environment, we were able to identify and invest in many credits that were durable, were fundamentally sound, and offered appealing compensation for the Fund. The Fund’s allocation to these credits, particularly within corporate securities, were notable contributors to performance results over the past year.

The Fund’s overall duration profile was managed in a range of 0.7 – 1.1 year over the past year*. The Fund’s duration profile detracted modestly from results, as short-term rates rose from their historic lows at the Fund’s inception.

As we look forward, we balance an opportunistic mindset with the proper caution required in a low yield and risk spread environment. The Federal Reserve plans to curb new purchases of Treasuries and agency mortgage-backed securities. The macroeconomic environment may challenge fixed income returns in the near-term. The fed funds futures market predicts the Federal Reserve will raise policy rates three times in 2022 (by 0.25% in each occurrence). Inflationary pressures seem to be mounting, and while the high levels of recent inflation data may be transitory, near-term inflation may settle at levels higher than what prevailed pre-pandemic. Treasury Inflation-Protected Securities (TIPS) are valued with breakeven inflation rates – the inflation rates that would need to prevail so their yields would equal those of traditional, nominal Treasury securities – of 2.5% – 3.0% at various maturities over the next ten years. Forward-looking forecasts of various inflation indexes estimate annual inflation rates of 2.0% - 2.5% over the next three to four years. With the 2-year Treasury offered at 0.50%, the 10-year Treasury offered at 1.55%, and the average yield of investment-grade corporate bonds at 2.22%, either current yields rise to offer compensation for inflation or estimates of forward-looking inflation are too high.

________________

*	Duration is a measure of the portfolio’s return sensitivity to changes in interest rates.

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BBH PARTNER FUND - SELECT SHORT TERM ASSETS

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)

October 31, 2021

We believe the Select Short-Term Assets Fund is positioned well to perform amidst such risks. The portfolio’s credit composition emphasizes instruments with short duration profiles. We believe these positions allow the Fund to enhance income versus cash alternatives while remaining defensive in the face of more-hawkish policies from the Fed. The Fund’s duration was 0.72 years offering investors a prudent way of taking modestly higher interest rate risk than cash alternatives to earn higher yields while maintaining positive returns over a short-term horizon. Further, the duration profile allows cash flows to be reinvested rapidly if rates rise, mitigating the overall effects of rising rates on the portfolio.

The markets appear to be at a delicate balance where yields have stabilized and spreads are at decades-long lows. Macroeconomic risks linger, and the most profound risks may be unidentified by the markets right now. We are confident that our approach and process will allow us to adapt to changes, capitalize on opportunities, and perform through a variety of environments. Thank you for the trust placed in BBH, and we look forward to engaging with you in 2022 and beyond.

financial statements october 31, 2021	3

BBH PARTNER FUND - SELECT SHORT TERM ASSETS

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)

October 31, 2021

Growth of $10,000 Invested in BBH Partner Fund - Select Short-Term Assets

The graph below illustrates the hypothetical investment of $10,0001 in the Fund since inception (January 20, 2021) to October 31, 2021 as compared to the Bloomberg Short Treasury TR Index.

The annualized gross expense ratio as shown in the March 1, 2021 prospectus for the Fund was 0.36%.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. Fund shares redeemed within 30 days of purchase are subject to a redemption fee of 2.00%. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For performance current to the most recent month-end please call 1-800-575-1265.

Hypothetical performance results are calculated on a total return basis and include all portfolio income, unrealized and realized capital gains, losses and reinvestment of dividends and other earnings. No one shareholder has actually achieved these results and no representation is being made that any actual shareholder achieved, or is likely to achieve, similar results to those shown. Hypothetical performance does not represent actual trading and may not reflect the impact of material economic and market factors. Undue reliance should not be placed on hypothetical performance results in making an investment decision.

________________

[1]

The Fund’s performance assumes the reinvestment of all dividends and distributions. The Bloomberg Short Treasury TR Index has been adjusted to reflect reinvestment of dividends on securities in the index. The Bloomberg Short Treasury TR Index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged. Investments cannot be made in an index.

4

BBH PARTNER FUND - SELECT SHORT TERM ASSETS

REPORT OF INDEPENDENT REGISTERED ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of BBH Partner Fund – Select Short Term Assets:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Partner Fund – Select Short Term Assets (the "Fund"), one of the funds within BBH Trust, as of October 31, 2021, the related statement of operations, statement of changes in net assets and financial highlights for the period from January 20, 2021 (commencement of operations) to October 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations, the changes in its net assets and the financial highlights for the period from January 20, 2021 (commencement of operations) to October 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the BBH Trust's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the BBH Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The BBH Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the BBH Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2021

We have served as the auditor of one or more Brown Brothers Harriman investment companies since 1991.

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BBH PARTNER FUND - SELECT SHORT TERM ASSETS

PORTFOLIO ALLOCATION

October 31, 2021

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$60,681,132	20.7%
Commercial Mortgage Backed Securities	18,026,703	6.1
Corporate Bonds	166,864,211	56.8
Residential Mortgage Backed Securities	4,800,540	1.6
U.S. Treasury Bills	42,093,317	14.3
Cash and Other Assets in Excess of Liabilities	1,331,518	0.5
NET ASSETS	$293,797,421	100.0%

All data as of October 31, 2021. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

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BBH PARTNER FUND - SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (20.7%)
$2,480,000	California Street CLO IX LP 2012-9A (3-Month USD-LIBOR + 1.100%)[1,2]	07/16/32	1.182%	$2,479,927
1,830,000	Carlyle Global Market Strategies CLO Ltd. 2012-4A (3-Month USD-LIBOR + 1.080%)[1,2]	04/22/32	1.208	1,828,313
3,000,000	Credit Acceptance Auto Loan Trust 2021-2A1	02/15/30	0.960	2,992,374
4,276,975	Dell Equipment Finance Trust 2019-2[1]	10/22/24	1.910	4,304,876
3,900,000	Donlen Fleet Lease Funding 2 LLC 2021-2[1]	12/11/34	0.560	3,899,404
858,120	Drive Auto Receivables Trust 2021-1	12/15/23	0.360	858,359
2,830,000	Dryden 72 CLO, Ltd. 2019-72A (3-Month USD-LIBOR + 1.080%)[1,2]	05/15/32	1.205	2,826,813
1,648,114	Enterprise Fleet Financing LLC 2019-2[1]	02/20/25	2.290	1,665,115
508,263	Exeter Automobile Receivables Trust 2021-1A	06/15/23	0.300	508,264
3,638,214	Foursight Capital Automobile Receivables Trust 2021-1[1]	08/15/24	0.400	3,638,188
3,524,626	FREED ABS Trust 2021-1CP1	03/20/28	0.660	3,525,689
6,000,000	Madison Park Funding XXV, Ltd. 2017-25A (3-Month USD-LIBOR + 0.970%)[1,2]	04/25/29	1.094	6,002,981
5,100,000	Neuberger Berman Loan Advisers CLO 25, Ltd. 2017-25A (3-Month USD-LIBOR + 0.930%)[1,2]	10/18/29	1.052	5,101,275
5,000,000	Northwoods Capital XVII Ltd. 2018-17A (3-Month USD-LIBOR + 1.060%)[1,2]	04/22/31	1.188	4,987,500
1,820,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	1,812,393
2,762,176	Oscar US Funding XII LLC 2021-1A1	03/11/24	0.400	2,748,602
1,230,000	Parliament CLO II, Ltd. 2021-2A (3-Month USD-LIBOR + 1.350%)[1,2]	08/20/32	1.482	1,229,933
2,750,000	Pawneee Equipment Receivables LLC Series 2021-1[1]	07/15/27	1.100	2,742,550
2,527,409	United Auto Credit Securitization Trust 2021-1[1]	07/10/23	0.340	2,527,700
5,001,187	Westlake Automobile Receivables Trust 2021-1A1	10/15/24	0.390	5,000,876
	Total Asset Backed Securities (Cost $60,736,753)			60,681,132

The accompanying notes are an integral part of these financial statements.

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BBH PARTNER FUND - SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (6.1%)
$4,439,095	ACRE Commercial Mortgage Ltd. 2021-FL4 (1-Month USD-LIBOR + 0.830%)[1,2]	12/18/37	0.910%	$4,424,712
5,550,000	BXMT, Ltd. 2020-FL2 (30-Day SOFR + 1.014%)[1,2].	02/15/38	1.064	5,539,455
2,110,000	MHC Commercial Mortgage Trust 2021-MHC (1-Month USD-LIBOR + 0.801%)[1,2]	04/15/38	0.891	2,110,653
5,999,701	PFP Ltd. 2021-7 (1-Month USD-LIBOR + 0.850%)[1,2]	04/14/38	0.940	5,951,883
	Total Commercial Mortgage Backed Securities (Cost $18,098,011)			18,026,703
	CORPORATE BONDS (56.8%)
	AEROSPACE/DEFENSE (1.8%)
5,255,000	Boeing Co.	10/30/22	2.200	5,315,199
	AUTO MANUFACTURERS (1.0%)
2,814,000	General Motors Financial Co., Inc.	01/14/22	3.450	2,824,018
	BANKS (14.8%)
5,395,000	BNZ International Funding, Ltd., London Branch[1].	03/01/23	3.375	5,596,535
3,335,000	Canadian Imperial Bank of Commerce	12/14/23	0.500	3,309,886
4,115,000	Citigroup, Inc.	12/08/21	2.900	4,116,877
5,755,000	Goldman Sachs Group, Inc.	01/27/23	0.481	5,739,318
5,580,000	HSBC Holdings Plc (3-Month USD-LIBOR + 1.055%)[2]	03/13/23	3.262	5,635,015
2,000,000	JPMorgan Chase & Co.	09/23/22	3.250	2,051,785
1,960,000	JPMorgan Chase & Co. (SOFR + 0.580%)[2]	03/16/24	0.697	1,960,405
5,640,000	KeyBank NA	03/10/23	1.250	5,696,421
5,465,000	MUFG Americas Holdings Corp.	06/18/22	3.500	5,574,013
1,615,000	Santander Holdings USA, Inc.	03/28/22	3.700	1,630,535
2,000,000	Westpac Banking Corp.	06/28/22	2.500	2,029,257
				43,340,047
	BIOTECHNOLOGY (0.6%)
1,750,000	Gilead Sciences, Inc.	09/29/23	0.750	1,746,328
	COMPUTERS (1.8%)
5,000,000	Hewlett Packard Enterprise Co	10/02/23	4.450	5,318,347
	DIVERSIFIED FINANCIAL SERVICES (6.0%)
1,045,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	10/29/24	1.750	1,045,876
3,030,000	Air Lease Corp.	01/15/22	3.500	3,047,997
945,000	Air Lease Corp.	02/01/22	3.750	947,193
2,500,000	American Express Co.	05/20/22	2.750	2,527,843

The accompanying notes are an integral part of these financial statements.

8

BBH PARTNER FUND - SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	DIVERSIFIED FINANCIAL SERVICES (continued)
$4,300,000	Aviation Capital Group LLC[1]	01/20/22	2.875%	$4,313,519
5,510,000	Capital One Financial Corp.	05/11/23	2.600	5,663,211
				17,545,639
	ELECTRIC (8.0%)
2,000,000	Alexander Funding Trust[1]	11/15/23	1.841	2,031,414
5,050,000	American Electric Power Co., Inc.	12/01/21	3.650	5,063,809
3,655,000	New York State Electric & Gas Corp.	05/01/23	5.750	3,921,246
1,180,000	NextEra Energy Capital Holdings, Inc.	04/01/22	2.900	1,192,175
1,125,000	NextEra Energy Capital Holdings, Inc.	03/01/23	0.650	1,126,265
4,590,000	Southern California Edison Co.	04/01/24	1.100	4,600,191
5,635,000	Virginia Electric & Power Co.	01/15/22	2.950	5,642,068
				23,577,168
	HEALTHCARE-PRODUCTS (0.5%)
1,350,000	Zimmer Biomet Holdings, Inc.	04/01/22	3.150	1,358,913
	INSURANCE (7.9%)
5,250,000	Athene Global Funding[1]	07/01/22	3.000	5,331,023
1,735,000	Enstar Group, Ltd.	03/10/22	4.500	1,753,657
1,600,000	Five Corners Funding Trust[1]	11/15/23	4.419	1,716,782
5,625,000	Guardian Life Global Funding[1]	05/08/22	2.500	5,686,345
5,760,000	New York Life Global Funding[1]	10/21/23	0.400	5,743,270
3,000,000	Northwestern Mutual Global Funding[1]	03/25/24	0.600	2,979,860
				23,210,937
	INVESTMENT COMPANIES (1.2%)
1,800,000	Ares Capital Corp.	01/19/22	3.625	1,807,050
1,750,000	Ares Capital Corp.	02/10/23	3.500	1,803,643
				3,610,693
	MACHINERY-CONSTRUCTION & MINING (1.9%)
5,605,000	Caterpillar Financial Services Corp.	09/06/22	1.900	5,680,865
	MEDIA (1.4%)
4,000,000	Sky Ltd.[1]	11/26/22	3.125	4,116,907
	OIL & GAS (3.9%)
5,670,000	Chevron Corp.	06/24/23	3.191	5,875,827
5,605,000	Exxon Mobil Corp.	04/15/23	1.571	5,688,443
				11,564,270

The accompanying notes are an integral part of these financial statements.

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BBH PARTNER FUND - SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	PHARMACEUTICALS (1.7%)
$2,500,000	AbbVie, Inc.	11/06/22	2.900%	$2,556,821
2,500,000	AbbVie, Inc.	11/21/22	2.300	2,543,301
				5,100,122
	PIPELINES (1.1%)
3,320,000	Energy Transfer LP	02/01/22	5.200	3,320,000
	SEMICONDUCTORS (0.7%)
2,000,000	QUALCOMM, Inc.	01/30/23	2.600	2,049,583
	SOFTWARE (2.5%)
1,540,000	Oracle Corp.	05/15/22	2.500	1,552,297
5,540,000	VMware, Inc.	08/21/22	2.950	5,632,878
				7,185,175
	Total Corporate Bonds (Cost $167,137,301)			166,864,211
	RESIDENTIAL MORTGAGE BACKED SECURITIES (1.6%)
4,804,942	RESIMAC Premier 2021-1A (1-Month USD-LIBOR + 0.700%)[1,2]	07/10/52	0.784	4,800,540
	Total Residential Mortgage Backed Securities (Cost $4,804,942)			4,800,540
	U.S. TREASURY BILLS (14.3%)
2,250,000	U.S. Treasury Bill[3]	12/30/21	0.000	2,249,686
10,600,000	U.S. Treasury Bill[3]	01/27/22	0.000	10,598,527
19,400,000	U.S. Treasury Bill[3]	02/10/22	0.000	19,397,006
6,100,000	U.S. Treasury Bill[3]	02/24/22	0.000	6,098,904
3,750,000	U.S. Treasury Bill[3]	03/10/22	0.000	3,749,194
	Total U.S. Treasury Bills (Cost $42,094,824)			42,093,317

TOTAL INVESTMENTS (Cost $292,871,831)[4]	99.5%	$292,465,903
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	0.5%	1,331,518
NET ASSETS	100.00%	$293,797,421

The accompanying notes are an integral part of these financial statements.

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BBH PARTNER FUND - SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

________________

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at October 31, 2021 was $119,657,407 or 40.7% of net assets.

[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the October 31, 2021 coupon or interest rate.
[3]	Security issued with zero coupon. Income is recognized through accretion of discount.
[4]

The aggregate cost for federal income tax purposes is $292,871,893, the aggregate gross unrealized appreciation is $31,760 and the aggregate gross unrealized depreciation is $437,750, resulting in net unrealized depreciation of $405,990.

Abbreviations:

LIBOR – London Interbank Offered Rate.

SOFR – Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

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BBH PARTNER FUND - SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

The accompanying notes are an integral part of these financial statements.

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BBH PARTNER FUND - SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets may include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of October 31, 2021
Asset Backed Securities	$–	$60,681,132	$–	$60,681,132
Commercial Mortgage Backed Securities	–	18,026,703	–	18,026,703
Corporate Bonds	–	166,864,211	–	166,864,211
Residential Mortgage Backed Securities	–	4,800,540	–	4,800,540
U.S. Treasury Bills	–	42,093,317	–	42,093,317
Total Investment, at value	$–	$292,465,903	$–	$292,465,903

The accompanying notes are an integral part of these financial statements.

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BBH PARTNER FUND - SELECT SHORT TERM ASSETS

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2021

ASSETS:
Investments in securities, at value (Cost $292,871,831)	$292,465,903
Cash	176,772
Receivables for:
Interest	1,308,633
Investment advisory and administrative fee waiver reimbursement	56,679
Total Assets	294,007,987
LIABILITIES:
Payables for:
Investment advisory and administrative fees	76,301
Professional fees	59,274
Registration Expense	42,909
Custody and fund accounting fees	9,696
Dividends declared	5,954
Transfer agent fees	5,455
Board of Trustees' fees	1,111
Accrued expenses and other liabilities	9,866
Total Liabilities	210,566
NET ASSETS	$293,797,421
Net Assets Consist of:
Paid-in capital	$294,193,634
Accumulated deficit	(396,213)
Net Assets	$293,797,421
NET ASSET VALUE AND OFFERING PRICE PER SHARE
($293,797,421 ÷ 29,422,199 shares outstanding)	$9.99

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF OPERATIONS

For the period from January 20, 2021 (commencement of operations) to October 31, 2021

NET INVESTMENT INCOME:
Income:
Interest income	$1,174,374
Other income	10
Total Income	1,174,384
Expenses:
Investment advisory and administrative fees	821,775
Professional fees	70,233
Board of Trustees’ fees	45,910
Registration fees	45,909
Custody and fund accounting fees	29,229
Transfer agent fees	25,906
Miscellaneous expenses	50,798
Total Expenses	1,089,760
Investment advisory and administrative fee waiver	(286,212)
Net Expenses	803,548
Net Investment Income	370,836
NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments in securities	32,964
Net change in unrealized appreciation/(depreciation) on investments in securities	(405,928)
Net Realized and Unrealized Loss	(372,964)
Net Decrease in Net Assets Resulting from Operations	$(2,128)

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

For the period from January 20, 2021 (commencement of operations) to October 31, 2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$370,836
Net realized gain on investments in securities and foreign exchange transactions and translations	32,964
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	(405,928)
Net decrease in net assets resulting from operations	(2,128)
Total dividends and distributions declared	(394,085)
Share transactions:
Proceeds from sales of shares	527,085,420
Cost of shares redeemed	(232,891,786)
Net increase in net assets resulting from share transactions	294,193,634
Total increase in net assets	293,797,421
NET ASSETS:
Beginning of period	–
End of period	$293,797,421

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout the period.

	For the period from January 20, 2021 (commencement of operations) to October 31, 2021
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income[1]	0.01
Net realized and unrealized loss	(0.01)
Total income from investment operations	0.00	[2]
Less dividends and distributions:
From net investment income	(0.01)
Net asset value, end of period	$9.99
Total return[3]	0.02%[4]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$294
Ratio of expenses to average net assets before reductions	0.39%[5]
Fee waiver	(0.09	)%5.6
Ratio of expenses to average net assets after reductions	0.30%[5]
Ratio of net investment income to average net assets	0.14%[5]
Portfolio turnover rate	42%[4]

____________

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Assumes the reinvestment of distributions.
[4]	Not annualized.
[5]	Annualized with the exception of audit fees, legal fees and registration fees.
[6]

The ratio of expenses to average net assets for the period ended October 31, 2021 reflect fees reduced as result of a voluntary operating expense waiver. For the period from January 20, 2021 to October 31, 2021 the waived fee was $286,212.

The accompanying notes are an integral part of these financial statements.

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NOTES TO FINANCIAL STATEMENTS

October 31, 2021

1.Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on January 20, 2021 and currently concentrated their investments on the Total Fund share class. The investment objective of the Fund is to provide income balanced with low price volatility by investing in a well-diversified portfolio of durable performing fixed income instruments. As of October 31, 2021, there were nine series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a

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NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.Private Placement Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A or the requirements stated in Regulation S of the 1933 Act (“Private Placement Securities”). A Private Placement Security may be considered illiquid and therefore, under SEC Regulations for open-end investment companies, subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Private Placement Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Private Placement Securities and all investments in Private Placement Securities will be carefully monitored. Information regarding Private Placement Securities is included at the end of the Portfolio of Investments.

E.Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary

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NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

F.Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the period ended October 31, 2021, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since January 20, 2021 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $394,085 to shareholders during the period ended October 31, 2021.

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NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

The tax character of distributions paid during the period ended October 31, 2021 was as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2021:	$394,085	$—	$394,085	$—	$394,085

As of October 31, 2021, the components of retained earnings/(accumulated deficit) was as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Book Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2021:	$9,777	$—	$—	$(62)	$(405,928)	$(396,213)

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

H.Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

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NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

3. Fees and Other Transactions with Affiliates.

A.Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.30% per annum on the first $1 billion of the Fund’s average daily net assets and 0.25% per annum on the Fund’s average daily net assets over $1 billion. For the period ended October 31, 2021, the Fund incurred $821,775 for services under the Agreement.

B.Investment Advisory and Administrative Fee Waivers. The Investment Adviser voluntarily agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). This is a voluntary waiver that can be changed at any time at the sole discretion of the Investment Adviser. For the period ended October 31, 2021, the Investment Adviser waived fees in the amount of $286,212.

C.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. The period ended October 31, 2021, the Fund incurred $29,229 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the period ended October 31, 2021 was $1,062. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the period ended October 31, 2021, was $34. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

D.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the period ended October 31, 2021, the Fund incurred $45,910 in independent Trustee compensation and expense reimbursements.

E.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

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NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

4.Investment Transactions. For the period ended October 31, 2021, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $318,199,694 and $98,972,065, respectively.

5.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of shares of beneficial interest, at no par value. Transactions in shares were as follows:

	For the period ended October 31, 2021*
	Shares	Dollars

Shares sold	52,713,222	$527,085,420
Shares redeemed	(23,291,023)	(232,891,786)
Net increase	29,422,199	$294,193,634

* The period represented is from January 20, 2021 (commencement of operations) to October 31, 2021.

6. Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk), or certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The Fund invests in asset-backed and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile

financial statements october 31, 2021	23

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NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

(leverage risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations (market risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The Fund may invest in private placement securities that are issued pursuant to Regulation S and Rule 144A which have not been registered with the U.S. Securities and Exchange Commission (“SEC”). These securities may be subject to contractual restrictions which prohibit or limit their resale (private placement risk). The unavailability and/ or discontinuation of LIBOR may affect the value, liquidity or return on certain fund investments that mature later than 2021 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the fund’s investments resulting from a substitute reference rate may also adversely affect the fund’s performance and/or net asset value (LIBOR transition risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

In 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. The rapid development and fluidity of this situation precludes any prediction as its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. Management is monitoring developments relating to COVID-19 and is coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments, and general pandemic response best practices.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

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NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

7.Subsequent Events. BBH&Co. ("BBH"), the custodian and fund accountant for the Fund, has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes those services provided to the Fund. The transaction is expected to be completed in the first quarter of 2022, subject to customary closing conditions and regulatory approvals. Investment advisory, portfolio management and administrative services provided to BBH Trust by BBH through its SID are not impacted by the agreement with State Street.

Management has evaluated events and transactions that have occurred since October 31, 2021 through the date the financial statements were issued and determined that there were no other subsequent events that would require recognition or additional disclosure in the financial statements.

financial statements october 31, 2021	25

BBH PARTNER FUND - SELECT SHORT TERM ASSETS

DISCLOSURE OF FUND EXPENSES

October 31, 2021 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2021 to October 31, 2021).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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DISCLOSURE OF FUND EXPENSES (continued)

October 31, 2021 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period May 1, 2021 to October 31, 2021[1]
Actual	$1,000	$1,000	$0.76
Hypothetical[2]	$1,000	$1,024	$0.77

____________

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 184/365.
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio is subtracted from the assumed return before expenses.

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CONFLICTS OF INTEREST

October 31, 2021 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser

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CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

financial statements October 31, 2021	29

BBH PARTNER FUND - SELECT SHORT TERM ASSETS

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary

30

BBH PARTNER FUND - SELECT SHORT TERM ASSETS

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

financial statements October 31, 2021	31

BBH PARTNER FUND - SELECT SHORT TERM ASSETS

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

32

BBH PARTNER FUND - SELECT SHORT TERM ASSETS

ADDITIONAL FEDERAL TAX INFORMATION

October 31, 2021 (unaudited)

The qualified investment income (“QII”) percentage for the period ended October 31, 2021 was 69.21%. In January 2022, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2021. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

financial statements October 31, 2021	33

TRUSTEES AND OFFICERS OF BBH PARTNER FUND - SELECT SHORT TERM ASSETS

(unaudited)

Information pertaining to the Trustees and executive officers of the Trust as of October 31, 2021 is set forth below. The mailing address for each Trustee is c/o BBH Trust, 140 Broadway, New York, NY 10005.

Name and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Independent Trustees
H. Whitney Wagner Birth Year: 1956	Chairman of the Board and Trustee	Chairman Since 2014; Trustee Since 2007 and 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment adviser.	9	None.
Andrew S. Frazier Birth Year: 1948	Trustee	Since 2010	Retired.	9	None.
Mark M. Collins Birth Year: 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment adviser.	9	Chairman of Dillon Trust Company.
John M. Tesoro Birth Year: 1952	Trustee	Since 2014	Retired.	9	Trustee, Bridge Builder Trust (8 Funds); Director, Teton Advisors, Inc. (a registered investment adviser).
Joan A. Binstock Birth Year: 1954	Trustee	Since 2019	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Advisers Counsel (2018-present).	9	Independent Director, Morgan Stanley Direct Lending Fund; KKR Real Estate Interval Fund.

34

TRUSTEES AND OFFICERS OF BBH PARTNER FUND - SELECT SHORT TERM ASSETS

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Interested Trustees
Susan C. Livingston+ 50 Post Office Square Boston, MA 02110 Birth Year: 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) for BBH&Co.	9	None.
John A. Gehret+ 140 Broadway New York, NY 10005 Birth Year: 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012-present).	9	None.

financial statements October 31, 2021	35

TRUSTEES AND OFFICERS OF BBH PARTNER FUND - SELECT SHORT TERM ASSETS

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Year: 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Year: 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2011.
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Year: 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Year: 1959	Chief Compliance Officer (“CCO”)	Since 2015	Senior Vice President of BBH&Co. since 2015.
Kristin Marvin 140 Broadway New York, NY 10005 Birth Year: 1981	Anti-Money Laundering Officer (“AMLO”)	Since 2021	Assistant Vice President of BBH&Co. since March 2020; Program Manager, Ares Management Corporation, April 2015 - March 2020.

36

TRUSTEES AND OFFICERS OF BBH PARTNER FUND - SELECT SHORT TERM ASSETS

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel of BBH&Co. since 2005.
Crystal Cheung 140 Broadway New York, NY 10005 Birth Year: 1974	Assistant Treasurer	Since 2018	Assistant Vice President of BBH&Co. since 2016; joined BBH&Co. in 2014.
Dania C. Piscetta 50 Post Office Square Boston, MA 02110 Birth Year: 1989	Assistant Secretary	Since 2021

Assistant Vice President of BBH&Co. since 2021; Assistant Vice President and Legal Associate of Wellington Management Company LLP. April 2018 - March 2021; Senior Compliance Analyst, Fidelity Investments, May 2016 – April 2018.

________________

#

All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Mr. Wagner previously served on the Board of Trustees of the Predecessor Trust.

+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partner and Limited Partner of BBH&Co., respectively.
^	The Fund Complex consists of the Trust, which has nine series, and each is counted as one “Portfolio” for purposes of this table.

financial statements October 31, 2021	37

BBH PARTNER FUND - SELECT SHORT TERM ASSETS

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

October 31, 2021 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 9, 2021 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2020 through January 31, 2021 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

38

BBH PARTNER FUND - SELECT SHORT TERM ASSETS

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

October 31, 2021 (unaudited)

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

financial statements October 31, 2021	39

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Annual Report

OCTOBER 31, 2021

BBH Partner Fund - Small Cap Equity

BBH PARTNER FUND - SMALL CAP EQUITY

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

October 31, 2021

Since inception on July 8, 2021, the BBH Partner Fund – Small Cap Equity (“the Fund” or “BBH Small Cap”) returned -1.50%, net of fees, while the Fund’s benchmark, the Russell 2000, returned 3.22%.

For the period, the Fund underperformed its benchmark, largely driven by individual security performance from the following holdings: Stitch Fix Inc, Astronics Corp, Cimpress PLC, Agilysys Inc and Despegar.com Corp. The largest positive contributors to performance during the same time period include: Mimecast Ltd, InMode Ltd, Zuora Inc, Papa John’s International Inc and Onto Innovation Inc.

The Fund’s Sub-advisor, Bares Capital Management, LLC (“Bares”), has invested the Fund in a concentrated portfolio of small cap companies that Bares believes can compound intrinsic value at high rates over the long-term. The key criteria that Bares uses to evaluate a company are as follows:

•

Competitive Advantage: to assess a company’s competitive position, the Bares team performs a Porter’s 5 Forces analysis to determine buyer power, supplier power, the threat of substitutes and new entrants, and the competitive rivalry and industry dynamics. They will also analyze the sources of a company’s “moat,” which can be any of the following, including a significant cost advantage, efficient scale, network effects, switching costs, or the possession of intangible assets such as brand power.

•

Management Talent: the Bares team focuses on assessing management’s ability to execute and operate the business, whether they are trustworthy and transparent, and that their incentives are aligned with minority shareholders. Bares must be able to trust that the management team will use capital efficiently to generate the highest returns, which could include reinvesting in the core business, acquiring another company, or repurchasing its own shares in the open market.

•

Growth Potential: the Bares team aims to identify and evaluate companies with underappreciated sources of growth. In addition to determining a reasonable estimate of a business’ total addressable market, the team also qualitatively determines a company’s runway for growth and will selectively reassess the long-term potential if they believe growth can continue at an elevated rate.

Bares believes that the companies with the greatest potential to compound intrinsic value at above-average rates have durable competitive advantages, large growth opportunities, superior returns on equity (achieved without excessive leverage) and that are led by skilled managers who are good stewards of shareholder capital. To find such companies, the Bares team places heavy emphasis on assessing the quality of a business and its management team through extensive, on the ground due diligence and research.

________________

Returns of less than a year are not annualized. The Fund is new with a limited operating history.

financial statements october 31, 2021	3

BBH PARTNER FUND - SMALL CAP EQUITY

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)

October 31, 2021

Growth of $10,000 Invested in BBH Partner Fund – Small Cap Equity

The graph below illustrates the hypothetical investment of $10,0001 in the Class I shares of the Fund since inception (July 8, 2021) to October 31, 2021 as compared to the Russell 2000 TR USD.

The annualized gross expense ratio as shown in the June 28, 2021 prospectus for Class I shares was 0.95%.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. Fund shares redeemed within 30 days of purchase are subject to a redemption fee of 2.00%. Returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For performance current to the most recent month-end please call 1-800-575-1265.

Hypothetical performance results are calculated on a total return basis and include all portfolio income, unrealized and realized capital gains, losses and reinvestment of dividends and other earnings. No one shareholder has actually achieved these results and no representation is being made that any actual shareholder achieved, or is likely to achieve, similar results to those shown. Hypothetical performance does not represent actual trading and may not reflect the impact of material economic and market factors. Undue reliance should not be placed on hypothetical performance results in making an investment decision.

________________

[1]

The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russel 2000 TR USD index has been adjusted to reflect reinvestment of dividends on securities in the index. The Russel 2000 TR USD index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The Russell 2000 TR USD is a stock index that tracks 2,000 publicly traded small-capitalization companies. The index is unmanaged. Investments cannot be made in an index.

The Fund seeks to generate attractive returns over time but does not attempt to mirror a benchmark or an index. The composition of the Russell 2000 Index is materially different than the Fund’s holdings.

4

BBH PARTNER FUND - SMALL CAP EQUITY

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

October 31, 2021

To the Trustees of the BBH Trust and Shareholders of BBH Partner Fund – Small Cap Equity:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Partner Fund – Small Cap Equity (the "Fund"), one of the funds within BBH Trust, as of October 31, 2021, the related statement of operations, statement of changes in net assets and financial highlights for period from July 8, 2021 (commencement of operations) to October 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations, and the changes in its net assets and the financial highlights for the period from July 8, 2021 (commencement of operations) to October 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the BBH Trust's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the BBH Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The BBH Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the BBH Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

financial statements october 31, 2021	5

BBH PARTNER FUND - SMALL CAP EQUITY

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

October 31, 2021

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2021

We have served as the auditor of one or more Brown Brothers Harriman investment companies since 1991.

6

BBH PARTNER FUND - SMALL CAP EQUITY

PORTFOLIO ALLOCATION

October 31, 2021

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Basic Materials	$12,271,417	3.8%
Communications	65,795,781	20.5
Consumer Cyclical	31,180,433	9.7
Consumer Non-cyclical	74,693,296	23.1
Industrials	8,086,210	2.5
Technology	91,618,043	28.4
Cash and Other Assets in Excess of Liabilities	38,833,563	12.0
NET ASSETS	$322,478,743	100.0%

All data as of October 31, 2021. The Fund's sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	7

BBH PARTNER FUND - SMALL CAP EQUITY

PORTFOLIO OF INVESTMENTS

October 31, 2021

Shares		Value
	COMMON STOCK (88.0%)
	BASIC MATERIALS (3.8%)
$540,353	Element Solutions, Inc.	$12,271,417
	Total Basic Materials	12,271,417
	COMMUNICATIONS (20.5%)
1,000,000	Despegar.com Corp. (British Virgin Islands)[1]	11,120,000
267,270	Mimecast, Ltd. (Jersey)[1]	20,162,849
760,000	Stitch Fix, Inc. (Class A)[1]	26,296,000
431,335	WideOpenWest, Inc.[1]	8,216,932
	Total Communications	65,795,781
	CONSUMER CYCLICAL (9.7%)
113,660	Papa John's International, Inc.	14,102,933
225,000	XPEL, Inc.[1]	17,077,500
	Total Consumer Cyclical	31,180,433
	CONSUMER NON-CYCLICAL (23.1%)
330,000	Alarm.com Holdings, Inc.[1]	27,805,800
170,000	Cimpress , Plc. (Ireland)[1]	15,184,400
283,984	EVERTEC, Inc. (Puerto Rico)	12,838,917
31,910	Heska Corp.[1]	7,132,842
100,000	Inmode, Ltd. (Israel)[1]	9,474,000
60,486	iRadimed Corp.[1]	2,257,337
	Total Consumer Non-cyclical	74,693,296
	INDUSTRIALS (2.5%)
626,838	Astronics Corp.[1]	8,086,210
	Total Industrials	8,086,210
	TECHNOLOGY (28.4%)
330,224	Agilysys, Inc.[1]	15,758,289
136,905	Health Catalyst, Inc.[1]	7,206,679
400,000	Model N, Inc.[1]	12,964,000
157,500	Onto Innovation, Inc.[1]	12,475,575
590,000	PagerDuty, Inc.[1]	24,632,500
850,000	Zuora, Inc. (Class A)[1]	18,581,000
	Total Technology	91,618,043
	Total Common Stock
	(Cost $288,800,463)	283,645,180

TOTAL INVESTMENTS (Cost $288,800,463)[2]	88.0%	$283,645,180
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	12.0%	38,833,563
NET ASSETS	100.00%	$322,478,743

The accompanying notes are an integral part of these financial statements.

8

BBH PARTNER FUND - SMALL CAP EQUITY

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

[1]	Non-income producing security.
[2]

The aggregate cost for federal income tax purposes is $288,800,463, the aggregate gross unrealized appreciation is $18,235,629 and the aggregate gross unrealized depreciation is $23,390,912, resulting in net unrealized depreciation of $5,155,283.

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	9

BBH PARTNER FUND - SMALL CAP EQUITY

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

The accompanying notes are an integral part of these financial statements.

10

BBH PARTNER FUND - SMALL CAP EQUITY

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of October 31, 2021
Common Stock:
Basic Materials	$12,271,417	$–	$–	$12,271,417
Communications	65,795,781	–	–	65,795,781
Consumer Cyclical	31,180,433	–	–	31,180,433
Consumer Non-cyclical	74,693,296	–	–	74,693,296
Industrials	8,086,210	–	–	8,086,210
Technology	91,618,043	–	–	91,618,043
Total Investment, at value	$283,645,180	$–	$–	$283,645,180

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	11

BBH PARTNER FUND - SMALL CAP EQUITY

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2021

ASSETS:
Investments in securities, at value (Cost $288,800,463)	$283,645,180
Cash	38,084,916
Receivables for:
Investments sold.	4,100,759
Shares sold	1,360,000
Dividends	12,779
Investment advisory and administrative fee waiver reimbursement	9,509
Interest	1,542
Total Assets	327,214,685
LIABILITIES:
Payables for:
Investments purchased	4,439,509
Investment advisory and administrative fees	216,464
Professional fees.	49,974
Custody and fund accounting fees	10,000
Shares redeemed.	5,500
Transfer agent fees	5,426
Board of Trustees' fees.	1,111
Accrued expenses and other liabilities	7,958
Total Liabilities	4,735,942
NET ASSETS	$322,478,743
Net Assets Consist of:
Paid-in capital	$325,583,164
Accumulated deficit	(3,104,421)
Net Assets	$322,478,743
NET ASSET VALUE AND OFFERING PRICE PER SHARE
($322,478,743 ÷ 32,737,341 shares outstanding)	$9.85

The accompanying notes are an integral part of these financial statements.

12

BBH PARTNER FUND - SMALL CAP EQUITY

STATEMENT OF OPERATIONS

For the period from July 8, 2021 (commencement of operations) to October 31, 2021

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $1,420)	$99,181
Interest income	8,240
Total Income	107,421
Expenses:
Investment advisory and administrative fees	729,310
Professional fees.	49,974
Board of Trustees' fees	14,690
Custody and fund accounting fees	10,316
Transfer agent fees	10,114
Miscellaneous expenses	41,616
Total Expenses	856,020
Investment advisory and administrative fee waiver	(40,593)
Net Expenses	815,427
Net Investment Loss	(708,006)
NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments in securities	2,758,868
Net change in unrealized appreciation/(depreciation) on investments in securities	(5,155,283)
Net Realized and Unrealized Loss	(2,396,415)
Net Decrease in Net Assets Resulting from Operations	$(3,104,421)

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	13

BBH PARTNER FUND - SMALL CAP EQUITY

STATEMENT OF CHANGES IN NET ASSETS

For the period from July 8, 2021 (commencement of operations) to October 31, 2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$(708,006)
Net realized gain on investments in securities and foreign exchange transactions and translations	2,758,868
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	(5,155,283)
Net decrease in net assets resulting from operations	(3,104,421)
Share transactions:
Proceeds from sales of shares	327,054,355
Cost of shares redeemed	(1,471,191)
Net increase in net assets resulting from share transactions	325,583,164
Total increase in net assets	322,478,743
NET ASSETS:
Beginning of period	–
End of period	$322,478,743

The accompanying notes are an integral part of these financial statements.

14

BBH PARTNER FUND - SMALL CAP EQUITY

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class I share outstanding throughout each period.

For the period from July 8, 2021 (commencement of operations) to October 31, 2021
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss[1]	(0.03)
Net realized and unrealized loss	(0.12)
Total loss from investment operations	(0.15)
Less dividends and distributions:
From investment income	—
Total dividends and distributions	—
Net asset value, end of period	$9.85
Total return	(1.50)%[2]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$322
Ratio of expenses to average net assets before reductions	0.93%[3]
Fee waiver	(0.01)%[3,4]
Ratio of expenses to average net assets after reductions	0.92%[3]
Ratio of net investment income to average net assets	(0.83)%[3]
Portfolio turnover rate	3%[2]

____________

[1]	Calculated using average shares outstanding for the period.
[2]	Not annualized.
[3]	Annualized with the exception of audit fees, legal fees and registration fees.
[4]

The ratio of expenses to average net assets for the period ended October 31, 2021 reflect fees reduced as result of a voluntary operating expense waiver. For the period from July 8, 2021 to October 31, 2021 the waived fee was $40,593.

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	15

BBH PARTNER FUND - SMALL CAP EQUITY

NOTES TO FINANCIAL STATEMENTS

As of and for the period ended October 31, 2021

1.Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on July 8, 2021 and offers one share class, Class I. Class I shares is not automatically convert to any other share class of the Fund. The investment objective of the Fund is to provide investors with long-term growth of capital. As of October 31, 2021, there were nine series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C.Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust

16

BBH PARTNER FUND - SMALL CAP EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

As of and for the period ended October 31, 2021

on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the period ended October 31, 2021, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since July 8, 2021 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $0 to Class I shares shareholders, during the period ended October 31, 2021.

financial statements october 31, 2021	17

BBH PARTNER FUND - SMALL CAP EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

As of and for the period ended October 31, 2021

As of October 31, 2021 the components of retained earnings/(accumulated deficit) was as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2021:	$ 2,050,862	$ —	$ —	$ —	$ (5,155,283)	$ (3,104,421)

The Fund had did not have a net capital loss carryforwards as of October 31, 2021.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3. Fees and Other Transactions with Affiliates

A.Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s sub-adviser, currently Bares Capital Management, Inc. (“Bares Capital Management” or the “Sub-adviser”). The Sub-adviser is responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-adviser and evaluates its performance results. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.85% per annum on the first $3 billion of the Fund’s average daily net assets and 0.80% per annum on the Fund’s average daily net assets over $3 billion. The Investment Adviser pays

18

BBH PARTNER FUND - SMALL CAP EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

As of and for the period ended October 31, 2021

its Sub-adviser a percentage from its investment advisory and administrative fees. For period ended October 31, 2021, the Fund incurred 729,310 under the Agreement.

B.Investment Advisory and Administrative Fee Waivers. The Investment Adviser voluntarily agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class I. This is a voluntary waiver that can be changed at any time at the sole discretion of the Investment Adviser. For the period ended October 31, 2021, the Investment Adviser waived fees in the amount of $40,593 for Class I.

C.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the period ended October 31, 2021, the Fund incurred $10,316 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the period ended October 31, 2021 was $8,240. This amount is included in "interest income" in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the period ended October 31, 2021, was $735. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

D.Board of Trustees’ Fees.  Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the period ended October 31, 2021, the Fund incurred $14,690 in independent Trustee compensation and expense reimbursements.

E.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.Investment Transactions. For the period ended October 31, 2021, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $294,104,758 and $8,063,163, respectively.

financial statements october 31, 2021	19

BBH PARTNER FUND - SMALL CAP EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

As of and for the period ended October 31, 2021

5.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest at no par value. Transactions in Class I shares were as follows:

	For the period ended October 31, 2021*
	Shares	Dollars
Class I
Shares sold	32,889,385	$327,054,355
Shares redeemed	(152,044)	(1,471,191)
Net increase	32,737,341	$325,583,164

* The period represented is from July 8, 2021 (commencement of operations) to October 31, 2021.

6. Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). Small cap companies, when compared to larger companies, may experience lower trading volume and could be subject to greater and less predictable price changes (Small Cap Company risk). The fund will invest 25% or more of its net assets in the Software & Services Industry Group. When a fund focuses its investments in a particular industry, group of industries, or sector, financial, economic business and other developments affecting issuers in those industries or groups of industries will have a greater effect on the fund than if the fund did not focus on an industry or group of industries (Software & Service Industry Group Concentration risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (Large Shareholder risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

20

BBH PARTNER FUND - SMALL CAP EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

As of and for the period ended October 31, 2021

In 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. The rapid development and fluidity of this situation precludes any prediction as its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. Management is monitoring developments relating to COVID-19 and is coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments, and general pandemic response best practices.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.Subsequent Events. BBH&Co. ("BBH"), the custodian and fund accountant for the Fund, has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes those services provided to the Fund. The transaction is expected to be completed in the first quarter of 2022, subject to customary closing conditions and regulatory approvals. Investment advisory, portfolio management and administrative services provided to BBH Trust by BBH through its SID are not impacted by the agreement with State Street.

Management has evaluated events and transactions that have occurred since October 31, 2021 through the date the financial statements were issued and determined that there were no other subsequent events that would require recognition or additional disclosure in the financial statements.

financial statements october 31, 2021	21

BBH PARTNER FUND - SMALL CAP EQUITY

DISCLOSURE OF FUND EXPENSES

October 31, 2021 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 8, 2021 to October 31, 2021).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

22

BBH PARTNER FUND - SMALL CAP EQUITY

DISCLOSURE OF FUND EXPENSES (continued)

October 31, 2021 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 8, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period July 8, 2021 to October 31, 2021[1]
Class I
Actual	$1,000	$985	$2.88
Hypothetical[2]	$1,000	$1,013	$2.92

____________

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.92% for Class I, multiplied by the average account value over the period, multiplied by 115/365.
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

financial statements October 31, 2021	23

BBH PARTNER FUND - SMALL CAP EQUITY

DISCLOSURE OF ADVISOR SELECTION

October 31, 2021 (unaudited)

Investment Advisory and Administrative Services and Sub-Advisory Agreements Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. However, due to the ongoing COVID-19 pandemic the U.S. Securities and Exchange Commission provided exemptive relief from the in-person provisions of Section 15 of the 1940 Act related to the approval certain agreements on March 25, 2020 (“Exemptive Relief”).

The Board, a majority of which is comprised of Independent Trustees, held a meeting on June 16, 2021, in reliance on the Exemptive Order, to consider the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the Fund. The Board approved the Agreement at that time. In approving the Agreement, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.

Throughout the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided and to be provided to the Trust and the Fund by the Investment Adviser and BBH, including investment management and administrative services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board received and reviewed a comparative fee and expense information for the Fund as compared to similar funds at the meeting held on June 16, 2021. The Board reviewed this report with fund management, the Adviser and counsel to the Trust (“Fund Counsel”). The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the advisory fee and the cost of the services to be realized by the Investment Adviser from its relationship with the Fund; (c) the Fund’s costs to investors compared to the costs of comparative funds; (d) the sharing of potential economies of scale; and (e) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees to be paid by the Fund to the Investment Adviser were reasonable.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement

24

BBH PARTNER FUND - SMALL CAP EQUITY

DISCLOSURE OF ADVISOR SELECTION (continued)

October 31, 2021 (unaudited)

also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information during the Meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and those that would be provided to the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Costs of Services Provided

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by an independent third party, noting that the Fund compared favorably to the selected peer-set. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s custodian and fund accounting agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

financial statements October 31, 2021	25

BBH PARTNER FUND - SMALL CAP EQUITY

DISCLOSURE OF ADVISOR SELECTION (continued)

October 31, 2021 (unaudited)

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, including applicable breakpoints. The Board concluded that the fees to be paid by the Fund to the Investment Adviser were reasonable based on the comparative expense information and the cost of the services provided by the Investment Adviser.

Approval of New Sub-Advisory Agreement

The Board, a majority of which is comprised of Independent Trustees, held a meeting on June 16, 2021, in reliance on the Exemptive Order, to consider the combined Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Investment Adviser and Bares Capital Management, Inc. (“Bares”) (the “Sub-Advisory Agreement”). Following their review and consideration, the Board, including the Independent Trustees, determined that the terms of the Sub-Advisory Agreement were reasonable and unanimously approved the Sub-Advisory Agreement for an initial period of two-years.

In connection with the approval of the Sub-advisory Agreement, the Board was provided written materials prepared by BBH, the Investment Adviser and Bares and received oral presentations from BBH, Investment Adviser and Bares personnel. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements, including sub-advisory agreements, under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the Sub-Advisory Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Sub-Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the terms of the Sub-Advisory Agreement are fair and reasonable and that the fee to be paid to Bares was reasonable in light of the services to be provided.

Nature, Extent and Quality of the Services

In evaluating the nature, extent and quality of the services to be provided by Bares under the Sub-Advisory Agreement, the Board considered, among other things, information provided by the Investment Adviser and Bares regarding the operations, facilities, organization and personnel of Bares, the anticipated ability of Bares to perform its duties under the Sub-Advisory Agreement, and the anticipated investment program and other practices of the Fund. The Board considered that, although Bares did not have prior experience managing registered investment companies, Bares is an experienced and respected asset management firm and that the Investment Adviser believed that Bares has the capabilities, experience, resources and personnel necessary to provide sub-advisory services to the Fund based on the assessment of Bares’ organization and investment talent. The Board considered whether Bares would be able to provide sub-advisory services that are appropriate in scope and extent in light of the investment program for the Fund and whether Bares’ portfolio management team had demonstrated its ability to adhere to compliance

26

BBH PARTNER FUND - SMALL CAP EQUITY

DISCLOSURE OF ADVISOR SELECTION (continued)

October 31, 2021 (unaudited)

procedures. The Board also considered the quality of the investment research capabilities of Bares and the resources it has dedicated to performing services for the Fund. On the basis of these considerations, together with other information considered, the Board determined that it was satisfied with the nature, extent and quality of the services to be provided by Bares.

Performance

The Board considered Bares’ performance relating to its other accounts, including pooled investment vehicles, investment management experience, capabilities and resources. The Board further considered information regarding Bares’ investment philosophy, the proposed portfolio construction for the Fund, and investment techniques to be employed. On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by Bares, the Board concluded that Bares is capable of generating an appropriate level of investment performance.

Cost of Services to be Provided

The Board considered the proposed sub-advisory fee schedule under the Sub-Advisory Agreement , noting that the Investment Adviser would be responsible for paying the sub-advisory fee out of the fee it receives from the Fund. The Board considered whether there will be any incidental benefits expected to be derived by Bares from its relationship with the Fund. On the basis of these considerations, together with other information considered, the Board determined that the sub-advisory fee to be received by Bares under the Sub-Advisory Agreement is reasonable in light of the sub-advisory services to be provided.

Economies of Scale

In evaluating the extent to which the sub-advisory fees payable under the Sub-Advisory Agreement reflect economies of scale or would permit economies of scale to be realized in the future, the Board considered the sub-advisory fee schedule and the existence of breakpoints in both the advisory and sub-advisory fee schedules. The Board concluded that the fees to be paid by the Fund to the Investment Adviser and the fees paid by the Investment Adviser to Bares were reasonable based on the comparative expense information and the cost of the services provided by the Investment Adviser.

financial statements October 31, 2021	27

BBH PARTNER FUND - SMALL CAP EQUITY

CONFLICTS OF INTEREST

October 31, 2021 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser

28

BBH PARTNER FUND - SMALL CAP EQUITY

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

financial statements October 31, 2021	29

BBH PARTNER FUND - SMALL CAP EQUITY

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary

30

BBH PARTNER FUND - SMALL CAP EQUITY

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

financial statements October 31, 2021	31

BBH PARTNER FUND - SMALL CAP EQUITY

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

32

BBH PARTNER FUND - SMALL CAP EQUITY

ADDITIONAL FEDERAL TAX INFORMATION

October 31, 2021 (unaudited)

In January 2022, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2021. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns. The amounts which represent income derived from sources within, and taxes paid to foreign counties or possessions of the United States are as follows:

Foreign Source Income	Foreign Taxes Paid
$ -	$ 2,840

financial statements October 31, 2021	33

TRUSTEES AND OFFICERS OF BBH PARTNER FUND - SMALL CAP EQUITY

(unaudited)

Information pertaining to the Trustees and executive officers of the Trust as of October 31, 2021 is set forth below. The mailing address for each Trustee is c/o BBH Trust, 140 Broadway, New York, NY 10005.

Name and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Independent Trustees
H. Whitney Wagner Birth Year: 1956	Chairman of the Board and Trustee	Chairman Since 2014; Trustee Since 2007 and 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment advisor.	9	None.
Andrew S. Frazier Birth Year: 1948	Trustee	Since 2010	Retired.	9	None.
Mark M. Collins Birth Year: 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment advisor.	9	Chairman of Dillon Trust Company.
John M. Tesoro Birth Year: 1952	Trustee	Since 2014	Retired.	9	Trustee, Bridge Builder Trust (8 Funds), Director, Teton Advisers, Inc. (a registered investment adviser).
Joan A. Binstock Birth Year: 1954	Trustee	Since 2019	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Advisers Counsel (2018- Present).	9	Independent Director, Morgan Stanley Direct Lending Fund; KKR Real Estate Interval Fund.

34

TRUSTEES AND OFFICERS OF BBH PARTNER FUND - SMALL CAP EQUITY

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Interested Trustees
Susan C. Livingston+ 50 Post Office Square Boston, MA 02110 Birth Year: 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) for BBH&Co.	9	None.
John A. Gehret+ 140 Broadway New York, NY 10005 Birth Year: 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012-present).	9	None.

financial statements October 31, 2021	35

TRUSTEES AND OFFICERS OF BBH PARTNER FUND - SMALL CAP EQUITY

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Year: 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Year: 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2011.
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Year: 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Year: 1959	Chief Compliance Officer (“CCO”)	Since 2015	Senior Vice President of BBH&Co. since 2015.
Kristin Marvin 140 Broadway New York, NY 10005 Birth Year: 1981	Anti-Money Laundering Officer (“AMLO”)	Since 2021	Assistant Vice President of BBH&Co. since March 2020; Program Manager, Ares Management Corporation, April 2015 - March 2020.

36

TRUSTEES AND OFFICERS OF BBH PARTNER FUND - SMALL CAP EQUITY

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel of BBH&Co. since 2005.
Crystal Cheung 140 Broadway New York, NY 10005 Birth Year: 1974	Assistant Treasurer	Since 2018	Assistant Vice President of BBH&Co. since 2016; joined BBH&Co. 2014.
Dania C. Piscetta 50 Post Office Square Boston, MA 02110 Birth Year: 1989	Assistant Secretary	Since 2021

Assistant Vice President of BBH&Co. since June 2021; joined BBH&Co. in 2021; Assistant Vice President and Legal Associate of Wellington Management Company LLP, April 2018 - March 2021; Senior Compliance Analyst, Fidelity Investments, May 2016 – April 2018.

________________

#

All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Mr. Wagner previously served on the Board of Trustees of the Predecessor Trust.

+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partner and Limited Partner of BBH&Co., respectively.
^	The Fund Complex consists of the Trust, which has nine series, and each is counted as one “Portfolio” for purposes of this table.

financial statements October 31, 2021	37

BBH PARTNER FUND - SMALL CAP EQUITY

OPERATION AND EFFECTIVNESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

October 31, 2021 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 9, 2021 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2020 through January 31, 2021 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

38

BBH PARTNER FUND - SMALL CAP EQUITY

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

October 31, 2021 (unaudited)

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

financial statements October 31, 2021	39

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Annual Report

OCTOBER 31, 2021

BBH Select Series - Mid Cap Fund

BBH SELECT SERIES - MID CAP FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

October 31, 2021

This is the inaugural annual report for the BBH Select Series – Mid Cap Fund (“the Fund”), which launched on May 24, 2021. The Fund seeks to generate attractive compounded investment returns over full market cycles, while reducing the likelihood of permanent loss of capital on any single investment. To achieve this, the Fund’s strategy is to invest in a select number of high-quality business franchises, as defined by the four pillars of our investment criteria – business quality, attractive financial returns, strong management, and growth potential. By adhering to our disciplined criteria and process, and investing at a discount to our estimate of intrinsic value, we believe we can establish a strong margin of safety for our investments in companies that have the potential to compound attractive investment returns over many years.*

Given that there are few companies which meet our investment criteria, and the benefits of compounding accrue over time, we seek to hold a concentrated portfolio with low turnover. We expect the Fund’s holdings to range from 20-30 companies over time. Due to the Fund’s concentrated nature, the performance of the Fund will likely differ meaningfully – both positively and negatively – from relevant indexes at various points within a long-term market cycle as we maintain our independent perspective and focus on long-term compounding.

The Fund rose by 6.80% net of fees from inception on May 24, 2021 to fiscal year ended October 31, 2021. During the same period, the Russell Midcap Index rose by 7.51%.

While we prefer to focus on company fundamentals and do not invest with a top down perspective, we have observed strong sector and thematic rotational trends between growth and value, large cap and small cap, and a wide range of returns by sector. The divergence between various factors and the volatility of returns since inception is likely driven by a growing list of market concerns, as the economy struggles to sustain the strong growth it initially enjoyed emerging from the pandemic. These concerns include the Delta variant, inflation, the debt ceiling, supply chain tightness, energy shortages, a Chinese economic slowdown, and the potential acceleration of monetary tightening by the Federal Reserve. By and large, we were very pleased with our portfolio companies’ ability to navigate these conditions as evidenced by strong reported earnings results. Notwithstanding the market gyrations, we ascribe higher intrinsic values to the majority of our portfolio companies today than we did at the inception of the Fund. Our investment strategy does not change based on the market backdrop. We remain always focused on the quality of our companies and anticipate that this will serve us well across a wide variety of market conditions and through full market cycles.

financial statements october 31, 2021	3

BBH SELECT SERIES - MID CAP FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)

October 31, 2021

The Fund’s largest positive contributors from inception on May 24, 2021 to fiscal year ended October 31, 2021 were Charles River Laboratories International Inc., Entegris Inc., and Brown & Brown Inc. As a leading early-stage contract research organization (CRO) providing discovery, safety assessment, and other services to pharmaceutical and biotechnology companies, Charles River has experienced a step change in its growth profile that we believe will prove to be very long duration and is driven by increased outsourcing of drug development to achieve greater productivity and increased funding for drug development overall. Entegris is a key supplier to the semiconductor industry of essential filtration products, materials, and related delivery equipment that enable the high precision fabrication of chips, and demand for their services is tied both to the volume of chips produced and the increased complexity of new chip designs that are fundamental to artificial intelligence, 5G, cloud data centers, and other advanced technologies. Brown & Brown is a leading property & casualty insurance broker with a focus on the US domestic mid-sized commercial market, a segment that has enjoyed strong growth in 2021 delivering the best results in company history for the first nine months of the year against a backdrop of strong increases in premium rates.

The Fund’s largest detractors from inception on May 24, 2021 to fiscal year ended October 31, 2021 were IPG Photonics Corp., AptarGroup Inc., and Crown Holdings Inc. As the leading producer of fiber laser products used in cutting and welding applications, IPG has been directly impacted by moderating Chinese industrial activity. Aptar is a leading supplier of dispensers, closures, and active packaging solutions for the pharmaceutical, beauty, home, personal care, food, and beverage markets, and many of these end markets continue to be disrupted by the ongoing pandemic and its variants. Crown is a leading manufacturer of aluminum beverage cans and industrial transit packaging, and its share price has been impacted by market concerns regarding future potential overcapacity despite a chronically undersupplied North American market.

As of October 31, 2021, the Fund had positions in 23 companies with approximately 56% of the assets held in the ten largest holdings. The weighted average market cap of our holdings was $15.7 billion, and our portfolio turnover from inception to fiscal year end was 3%. The Fund ended the fiscal year trading at roughly 91% of our underlying intrinsic value estimates on a weighted average basis.

________________

There is no assurance the objective will be achieved. Holdings are subject to change.

*	Intrinsic value is an estimate of the present value of the cash that a business can generate and distribute to shareholders over its remaining life.

4

BBH SELECT SERIES - MID CAP FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)

October 31, 2021

Growth of $10,000 Invested in BBH Select Series – Mid Cap Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Class I shares of the Fund since inception (May 24, 2021) to October 31, 2021 as compared to the RMCCTR.

The annualized gross expense ratios as shown in the May 24, 2021 prospectus for Class I was 1.40%.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. Fund shares redeemed within 30 days of purchase are subject to a redemption fee of 2.00%. Returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For performance current to the most recent month-end please call 1-800-575-1265.

Hypothetical performance results are calculated on a total return basis and include all portfolio income, unrealized and realized capital gains, losses and reinvestment of dividends and other earnings. No one shareholder has actually achieved these results and no representation is being made that any actual shareholder achieved, or is likely to achieve, similar results to those shown. Hypothetical performance does not represent actual trading and may not reflect the impact of material economic and market factors. Undue reliance should not be placed on hypothetical performance results in making an investment decision.

________________

[1]

The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell Mid Cap Total Return Index (“RMCCTR”) has been adjusted to reflect reinvestment of dividends on securities. The RMCCTR is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The RMCCTR is an unmanaged weighted index of 800 medium-capitalization stocks. The index is unmanaged. Investments cannot be made in an index.

financial statements october 31, 2021	5

BBH SELECT SERIES - MID CAP FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

October 31, 2021

To the Trustees of the BBH Trust and Shareholders of BBH Select Series – Mid Cap Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Select Series – Mid Cap Fund (the "Fund"), one of the funds within BBH Trust, as of October 31, 2021, the related statement of operations, statement of changes in net assets and financial highlights for the period from May 24, 2021 (commencement of operations) to October 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations, and the changes in its net assets and the financial highlights for the period from May 24, 2021 (commencement of operations) to October 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the BBH Trust's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the BBH Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The BBH Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the BBH Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

6

BBH SELECT SERIES - MID CAP FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

October 31, 2021

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2021

We have served as the auditor of one or more Brown Brothers Harriman investment companies since 1991.

financial statements october 31, 2021	7

BBH SELECT SERIES - MID CAP FUND

PORTFOLIO ALLOCATION

October 31, 2021

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Communications	$503,509	3.6%
Consumer Cyclical	1,884,762	13.7
Consumer Non-cyclical	2,184,010	15.8
Financials	1,392,532	10.1
Industrials	3,680,352	26.6
Technology	3,727,557	26.9
Cash and Other Assets in Excess of Liabilities	461,131	3.3
NET ASSETS	$13,833,853	100.0%

All data as of October 31, 2021. BBH Select Series – Mid Cap Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

8

BBH SELECT SERIES - MID CAP FUND

PORTFOLIO OF INVESTMENTS

October 31, 2021

Shares		Value
	COMMON STOCK (96.7%)
	COMMUNICATIONS (3.6%)
1,229	Arista Networks, Inc.[1]	$503,509
	Total Communications	503,509
	CONSUMER CYCLICAL (13.7%)
137	NVR, Inc.[1]	670,588
2,214	Watsco, Inc.	641,130
6,784	Wyndham Hotels & Resorts, Inc.	573,044
	Total Consumer Cyclical	1,884,762
	CONSUMER NON-CYCLICAL (15.8%)
7,731	AMN Healthcare Services, Inc.[1]	763,050
3,805	Bruker Corp.	305,542
2,486	Charles River Laboratories International, Inc.[1]	1,115,418
	Total Consumer Non-cyclical	2,184,010
	FINANCIALS (10.1%)
14,574	Brown & Brown, Inc.	919,765
659	SVB Financial Group[1]	472,767
	Total Financials	1,392,532
	INDUSTRIALS (26.6%)
4,926	Advanced Drainage Systems, Inc.	555,653
4,242	AptarGroup, Inc.	512,349
7,151	Crown Holdings, Inc.	743,632
3,380	Graco, Inc.	254,108
3,530	HEICO Corp. (Class A)	443,650
6,653	Mercury Systems, Inc.[1]	342,896
1,847	Toro Co.	176,333
3,428	Vulcan Materials Co.	651,731
	Total Industrials	3,680,352

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	9

BBH SELECT SERIES - MID CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Shares		Value
	COMMON STOCK (96.7%) (continued)
	TECHNOLOGY (26.9%)
8,656	Black Knight, Inc.[1]	$606,872
1,984	Broadridge Financial Solutions, Inc.	353,965
6,715	Entegris, Inc.	945,338
5,215	Guidewire Software, Inc.[1]	655,682
3,051	IPG Photonics Corp.[1]	485,140
3,760	Take-Two Interactive Software, Inc.[1]	680,560
	Total Technology	3,727,557
	Total Common Stock (Cost $12,517,521)	$13,372,722

TOTAL INVESTMENTS (Cost $12,517,521)[2]	96.7%	$13,372,722
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	3.3%	461,131
NET ASSETS	100.00%	$13,833,853

________________

[1]	Non-income producing security.
[2]

The aggregate cost for federal income tax purposes is $12,517,521, the aggregate gross unrealized appreciation is $1,232,595 and the aggregate gross unrealized depreciation is $377,394, resulting in net unrealized appreciation of $855,201.

The accompanying notes are an integral part of these financial statements.

10

BBH SELECT SERIES - MID CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	11

BBH SELECT SERIES - MID CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of October 31, 2021
Common Stock:
Communications	$503,509	$—	$—	$503,509
Consumer Cyclical	1,884,762	—	—	1,884,762
Consumer Non-cyclical	2,184,010	—	—	2,184,010
Financials	1,392,532	—	—	1,392,532
Industrials	3,680,352	—	—	3,680,352
Technology	3,727,557	—	—	3,727,557
Investments, at value	$13,372,722	$—	$—	$13,372,722

The accompanying notes are an integral part of these financial statements.

12

BBH SELECT SERIES - MID CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2021

ASSETS:
Investments in securities, at value (Cost $12,517,521)	$13,372,722
Cash	254,722
Receivables for:
Shares sold	250,000
Investment advisory and administrative fee waiver reimbursement	27,722
Dividends	2,783
Interest	21
Total Assets	13,907,970
LIABILITIES:
Payables for:
Professional fees	50,374
Investment advisory and administrative fees	8,432
Transfer agent fees	5,200
Custody and fund accounting fees	1,200
Board of Trustees' fees	1,111
Accrued expenses and other liabilities	7,800
Total Liabilities	74,117
NET ASSETS	$13,833,853
Net Assets Consist of:
Paid-in capital	$12,978,652
Retained earnings	855,201
Net Assets	$13,833,853

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($13,833,853 ÷ 1,295,383 shares outstanding)	$10.68

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	13

BBH SELECT SERIES - MID CAP FUND

STATEMENT OF OPERATIONS

For the period from May 24, 2021 (commencement of operations) to October 31, 2021

NET INVESTMENT INCOME:
Income:
Dividends	$27,740
Interest income	95
Total Income	27,835

Expenses:
Professional fees	50,374
Investment advisory and administrative fees	42,044
Board of Trustees' fees	28,991
Transfer agent fees	14,342
Custody and fund accounting fees	2,038
Miscellaneous expenses	47,823
Total Expenses	185,612
Investment advisory and administrative fee waiver	(135,159)
Net Expenses	50,453
Net Investment Loss	(22,618)

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	12,020
Net change in unrealized appreciation/(depreciation) on investments in securities	855,201
Net Realized and Unrealized Gain	867,221
Net Increase in Net Assets Resulting from Operations	$844,603

The accompanying notes are an integral part of these financial statements.

14

BBH SELECT SERIES - MID CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period from May 24, 2021 (commencement of operations) to October 31, 2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment loss	$(22,618)
Net realized gain on investments in securities	12,020
Net change in unrealized appreciation/(depreciation) on investments in securities	855,201
Net increase in net assets resulting from operations	844,603
Share transactions:
Proceeds from sales of shares	12,989,250
Net increase in net assets resulting from share transactions	12,989,250
Total increase in net assets	13,833,853
NET ASSETS:
Beginning of period	–
End of period	$13,833,853

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	15

BBH SELECT SERIES - MID CAP FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class I share outstanding throughout each period.

For the period from May 24, 2021 (commencement of operations) to October 31, 2021
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss[1]	(0.02)
Net realized and unrealized gain	0.70
Total income from investment operations	0.68
Less dividends and distributions:
From investment income	–
Total dividends and distributions	–
Net asset value, end of period	$10.68
Total return	6.80%[2]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$14
Ratio of expenses to average net assets before reductions	2.46%[3]
Fee waiver	(1.56)%[3,4]
Ratio of expenses to average net assets after reductions	0.90%[3]
Ratio of net investment income to average net assets	(0.40)%[3]
Portfolio turnover rate	3%[2]

____________

1    Calculated using average shares outstanding for the period.

2    Not annualized.

3    Annualized with the exception of audit fees, legal fees and registration fees.

[4]

The ratio of expenses to average net assets for the period ended October 31, 2021 reflect fees reduced as result of a contractual operating expense limitation of the share class of 0.90%. The Agreement is effective through March 1, 2022 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the period from May 24, 2021 to October 31, 2021 the waived fee was $135,159.

The accompanying notes are an integral part of these financial statements.

16

BBH SELECT SERIES - MID CAP FUND

NOTES TO FINANCIAL STATEMENTS

As of and for the period ended October 31, 2021

1.Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on May 24, 2021 and offers two share classes, Class I and Retail Class. As of October 31, 2021, Retail Class shares are not available for purchase by investors but may be offered in the future. The investment objective of the Fund is to provide investors with long-term growth of capital. As of October 31, 2021, there were nine series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

financial statements october 31, 2021	17

BBH SELECT SERIES - MID CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

As of and for the period ended October 31, 2021

C.Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the period ended October 31, 2021, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since May 24, 2021 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund did not declare any dividends and distributions to shareholders during the period ended October 31, 2021.

18

BBH SELECT SERIES - MID CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

As of and for the period ended October 31, 2021

As of October 31, 2021 the components of retained earnings/(accumulated deficit) were as follows:

	Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2021:	$—	$—	$—	$—	$855,201	$855,201

The Fund did not have a net capital loss carryforward at October 31, 2021.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3. Fees and Other Transactions with Affiliates.

A.Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.75% per annum on the first $3 billion of the Fund’s average daily net assets and 0.70% per annum on the Fund’s average daily net assets over $3 billion. For period ended October 31, 2021, the Fund incurred $42,044 under the Agreement.

financial statements october 31, 2021	19

BBH SELECT SERIES - MID CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

As of and for the period ended October 31, 2021

B.Investment Advisory and Administrative Fee Waivers. Effective May 24, 2021 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 0.90%. The agreement will terminate on March 1, 2022, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the period ended October 31, 2021, the Investment Adviser waived fees in the amount of $135,159.

C.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the period ended October 31, 2021, the Fund incurred $2,038 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the period ended October 31, 2021 was $95. This amount is included in ²interest income² in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The Fund did not include any such fees in the period ended October 31, 2021. This amount, if any, is included under line item “Custody and fund accounting fees” in the Statement of Operations.

D.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the period ended October 31, 2021, the Fund incurred $28,991 in independent Trustee compensation and expense reimbursements.

E.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.Investment Transactions. For the period ended October 31, 2021, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $12,868,567 and $363,066, respectively.

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BBH SELECT SERIES - MID CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

As of and for the period ended October 31, 2021

5.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest at no par value. Transactions in Class I shares were as follows:

	For the period ended October 31, 2021*
	Shares	Dollars

Shares sold	1,295,383	$12,989,250
Net increase	1,295,383	$12,989,250

* The period represented is from May 24, 2021 (commencement of operations) to October 31, 2021.

6. Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). Mid cap companies, when compared to larger companies, may experience lower trade volume and could be subject to greater and less predictable price changes (Mid Cap Company risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies' portfolio securities (investment in other investment companies risk). Initial public offerings (“IPOs”) are new issues of equity securities, as such they have no trading history and there may be limited information about the companies for a very limited period. Additionally, the prices of securities sold in IPOs may be highly volatile (IPO risk). Preferred securities are subject to issuer-specific and market risks. Generally, issuers only pay dividends after the company makes required payments to holders of bonds and other debt, as such the value of preferred securities may react more strongly to market conditions than bonds and other debts (Preferred Securities risk). The Fund’s shareholders may be adversely impacted by asset

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NOTES TO FINANCIAL STATEMENTS (continued)

As of and for the period ended October 31, 2021

allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

In 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. The rapid development and fluidity of this situation precludes any prediction as its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. Management is monitoring developments relating to COVID-19 and is coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments, and general pandemic response best practices.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.Subsequent Events. BBH&Co. ("BBH"), the custodian and fund accountant for the Fund, has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes those services provided to the Fund. The transaction is expected to be completed in the first quarter of 2022, subject to customary closing conditions and regulatory approvals. Investment advisory, portfolio management and administrative services provided to BBH Trust by BBH through its SID are not impacted by the agreement with State Street.

Management has evaluated events and transactions that have occurred since October 31, 2021 through the date the financial statements were issued and determined that there were no other subsequent events that would require recognition or additional disclosure in the financial statements.

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DISCLOSURE OF FUND EXPENSES

October 31, 2021 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 24, 2021 to October 31, 2021).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 24, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period May 24, 2021 to October 31, 2021[1]
Actual	$1,000	$1,068	$4.08
Hypothetical[2]	$1,000	$1,018	$3.98

_________________

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 160/365.
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

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DISCLOSURE OF ADVISOR SELECTION

October 31, 2021 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. However, due to the ongoing COVID-19 pandemic the U.S. Securities and Exchange Commission provided exemptive relief from the in-person provisions of Section 15 of the 1940 Act related to the approval certain agreements on March 25, 2020 (“Exemptive Relief”).

The Board, a majority of which is comprised of Independent Trustees, held a meeting on May 10, 2021, in reliance on the Exemptive Order, to consider the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the Fund. The Board approved the Agreement at that time. In approving the Agreement, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.

Throughout the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided and to be provided to the Trust and the Fund by the Investment Adviser and BBH, including investment management and administrative services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board received and reviewed a comparative fee and expense information for the Fund as compared to similar funds at the meeting held on May 10, 2021. The Board reviewed this report with fund management, the Adviser and counsel to the Trust (“Fund Counsel”).The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P.

In approving the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the advisory fee and the cost of the services to be realized by the Investment Adviser from its relationship with the Fund; (c) the Fund’s costs to investors compared to the costs of comparative funds; (d) the sharing of potential economies of scale; and (e) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees to be paid by the Fund to the Investment Adviser were reasonable.

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DISCLOSURE OF ADVISOR SELECTION (continued)

October 31, 2021 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information during the Meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and those that would be provided to the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Costs of Services Provided

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement in place for the Fund and considered the actual fee rates after taking into account the fee waiver. The Board noted that they had received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

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DISCLOSURE OF ADVISOR SELECTION (continued)

October 31, 2021 (unaudited)

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s custodian and fund accounting agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, including applicable breakpoints. The Board concluded that the fees to be paid by the Fund to the Investment Adviser were reasonable based on the comparative expense information and the cost of the services provided by the Investment Adviser.

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BBH SELECT SERIES - MID CAP FUND

CONFLICTS OF INTEREST

October 31, 2021 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser

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BBH SELECT SERIES - MID CAP FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

28

BBH SELECT SERIES - MID CAP FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

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BBH SELECT SERIES - MID CAP FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

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BBH SELECT SERIES - MID CAP FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

financial statements October 31, 2021	31

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ADDITIONAL FEDERAL TAX INFORMATION

October 31, 2021 (unaudited)

In January 2022, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2021. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

32

TRUSTEES AND OFFICERS OF BBH SELECT SERIES - MID CAP FUND

(unaudited)

Information pertaining to the Trustees and executive officers of the Trust as of October 31, 2021 is set forth below. The mailing address for each Trustee is c/o BBH Trust, 140 Broadway, New York, NY 10005.

Name and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Independent Trustees
H. Whitney Wagner Birth Year: 1956	Chairman of the Board and Trustee	Chairman Since 2014; Trustee Since 2007 and 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment advisor.	9	None.
Andrew S. Frazier Birth Year: 1948	Trustee	Since 2010	Retired.	9	None.
Mark M. Collins Birth Year: 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment advisor.	9	Chairman of Dillon Trust Company.
John M. Tesoro Birth Year: 1952	Trustee	Since 2014	Retired.	9	Trustee, Bridge Builder Trust (8 Funds), Director, Teton Advisers, Inc. (a registered investment adviser).
Joan A. Binstock Birth Year: 1954	Trustee	Since 2019	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Advisers Counsel (2018-Present).	9	Independent Director, Morgan Stanley Direct Lending Fund; KKR Real Estate Interval Fund.

financial statements October 31, 2021	33

TRUSTEES AND OFFICERS OF BBH SELECT SERIES - MID CAP FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Interested Trustees
Susan C. Livingston+ 50 Post Office Square Boston, MA 02110 Birth Year: 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) for BBH&Co.	9	None.
John A. Gehret+ 140 Broadway New York, NY 10005 Birth Year: 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012-present).	9	None.

34

TRUSTEES AND OFFICERS OF BBH SELECT SERIES - MID CAP FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Year: 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Year: 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2011.
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Year: 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Year: 1959	Chief Compliance Officer (“CCO”)	Since 2015	Senior Vice President of BBH&Co. since 2015.
Kristin Marvin 140 Broadway New York, NY 10005 Birth Year: 1981	Anti-Money Laundering Officer (“AMLO”)	Since 2021	Assistant Vice President of BBH&Co. since March 2020; Program Manager, Ares Management Corporation, April 2015 - March 2020.

financial statements October 31, 2021	35

TRUSTEES AND OFFICERS OF BBH SELECT SERIES - MID CAP FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Crystal Cheung 140 Broadway New York, NY 10005 Birth Year: 1974	Assistant Treasurer	Since 2018	Assistant Vice President of BBH&Co. since 2016; joined BBH&Co. 2014.
Dania C. Piscetta 50 Post Office Square Boston, MA 02110 Birth Year: 1989	Assistant Secretary	Since 2021

Assistant Vice President of BBH&Co. since June 2021; joined BBH&Co. in 2021; Assistant Vice President and Legal Associate of Wellington Management Company LLP, April 2018 - March 2021; Senior Compliance Analyst, Fidelity Investments, May 2016 – April 2018.

________________

#

All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Mr. Wagner previously served on the Board of Trustees of the Predecessor Trust.

+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partner and Limited Partner of BBH&Co., respectively.
^	The Fund Complex consists of the Trust, which has nine series, and each is counted as one “Portfolio” for purposes of this table.

36

TRUSTEES AND OFFICERS OF BBH SELECT SERIES - MID CAP FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

October 31, 2021 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 9, 2021 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2020 through January 31, 2021 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

financial statements October 31, 2021	37

TRUSTEES AND OFFICERS OF BBH SELECT SERIES - MID CAP FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

October 31, 2021 (unaudited)

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

38

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Annual Report

OCTOBER 31, 2021

BBH Partner Fund – International Equity

BBH PARTNER FUND – INTERNATIONAL EQUITY

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

October 31, 2021

The BBH Partner Fund – International Equity (“the Fund” or “BBH International”) returned 22.38%, net of fees, for the fiscal year ended October 31, 2021. During the same twelve-month period, the Fund’s benchmark, the MSCI Europe, Australasia Far East Index (the “EAFE”) returned 34.18%. From the inception of the Fund through October 31, 2021, the Fund has compounded at an annualized rate of 7.60%, net of fees, while the MSCI EAFE has returned 6.20% per year.

Since Select Equity Group (“SEG”), as sub-adviser, began the management of the Fund’s portfolio on February 24, 2017, the Fund has returned 12.75% (annualized, net of fees), while the MSCI EAFE returned 9.03% (annualized).

For fiscal 2021, the Fund underperformed its benchmark driven by security selection within Consumer Discretionary, an overweight to China, and individual security performance from the following holdings: Worldline SA, Alibaba Group Holding, Nintendo Co Ltd, Clarivate PLC and Fidelity National Information Services. The largest contributors to performance during the same time period include: ASML Holding NV, Constellation Software Inc, Alcon Inc, IHS Markit Ltd, Brookfield Asset Management Inc and strong stock selection in the Industrials sector relative to MSCI EAFE index.

Select Equity Group invests in a concentrated portfolio of predominantly non-U.S. domiciled businesses that are deemed to be “Select Equity pedigree”. The key criteria used to evaluate a company are as follows:

•

Predictable Growth: SEG typically looks for businesses that are able to grow earnings per share and free cash flow at a double-digit rate per year throughout the cycle. Additionally, the team prefers companies that can achieve this growth in a highly predictable and sustainable manner.

•

Strong Returns on Invested Capital (ROIC): the team looks for companies that have strong ROICs, better than average returns on assets, etc. that are achieved through having strong and growing margins and low capital intensity.

•

Defensible Competitive Moat(s): the team spends most of their time assessing the nature of a company’s “moat”. Companies with strong moats and/or natural barriers to entry that protect a company’s competitive advantage enable continued earnings per share and ROIC growth.

•

Capital Stewardship: strong management teams with good capital allocation skills are essential to perpetuating the above characteristics of a company.

SEG believes that, with patience, the market will provide an attractive opportunity to invest at what the investment team deems a fair valuation. The Firm has maintained a research-intensive, value-based approach to investing in high-quality businesses.

________________

Portfolio holdings are subject to change.
The Fund seeks to generate attractive returns over time but does not attempt to mirror a benchmark or an index. The composition of the MSCI EAFE Index is materially different than the Fund's holdings.

financial statements october 31, 2021	3

BBH PARTNER FUND – INTERNATIONAL EQUITY

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)

October 31, 2021

Growth of $10,000 Invested in BBH Partner Fund – International Equity

The graph below illustrates the hypothetical investment of $10,0001 in the Class I shares of the Fund (Effective February 24, 2017, the Fund’s Class N shares were converted into Class I shares) over the ten years ended October 31, 2021 as compared to the MSCI EAFE.

The annualized gross expense ratio as in the March 1, 2021 prospectus for Class I shares was 0.69%. Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. Fund shares redeemed within 30 days of purchase are subject to a redemption fee of 2.00%. Returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For performance current to the most recent month-end please call 1-800-575-1265.

Hypothetical performance results are calculated on a total return basis and include all portfolio income, unrealized and realized capital gains, losses and reinvestment of dividends and other earnings. No one shareholder has actually achieved these results and no representation is being made that any actual shareholder achieved, or is likely to achieve, similar results to those shown. Hypothetical performance does not represent actual trading and may not reflect the impact of material economic and market factors. Undue reliance should not be placed on hypothetical performance results in making an investment decision.

________________

[1]

The Fund’s performance assumes the reinvestment of all dividends and distributions. The EAFE has been adjusted to reflect reinvestment of dividends on securities in the index. The EAFE is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.

4

BBH PARTNER FUND – INTERNATIONAL EQUITY

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of BBH Partner Fund – International Equity:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of BBH Partner Fund – International Equity (the "Fund"), one of the funds within BBH Trust, as of October 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the BBH Trust's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the BBH Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The BBH Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the BBH Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

financial statements october 31, 2021	5

BBH PARTNER FUND – INTERNATIONAL EQUITY

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2021

We have served as the auditor of one or more Brown Brothers Harriman investment companies since 1991.

6

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO ALLOCATION

October 31, 2021

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Bermuda	$30,329,916	1.1%
Canada	321,394,045	11.8
Cayman Islands	112,023,160	4.1
France	216,335,589	8.0
Germany	241,992,454	8.8
Hong Kong	115,032,605	4.2
Ireland	114,707,138	4.3
Japan	208,430,336	7.7
Jersey	178,410,485	6.6
Luxembourg	17,355,029	0.6
Netherlands	193,421,047	7.1
South Korea	2,301,904	0.1
Spain	209,486,259	7.7
Sweden	39,812,798	1.5
Switzerland	182,367,577	6.7
Taiwan	48,779,460	1.8
United Kingdom	180,292,804	6.7
United States	138,916,320	5.1
Registered Investment Companies:
United States	106,700,000	3.9
Warrants:
Switzerland	412,911	0.0
Cash and Other Assets in Excess of Liabilities	59,864,079	2.2
NET ASSETS	$2,718,365,916	100.0%

All data as of October 31, 2021. The Fund’s country diversification is expressed as a percentage of net assets and may vary over time. The Fund’s country diversification is derived from respective security’s country of incorporation.

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	7

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO ALLOCATION (continued)

October 31, 2021

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Communications	$154,099,583	5.7%
Consumer Cyclical	216,053,311	8.0
Consumer Non-Cyclical	764,859,600	28.1
Financials	470,132,795	17.3
Industrials	488,584,465	18.0
Technology	457,659,172	16.8
Registered Investment Companies	106,700,000	3.9
Warrants:
Consumer Cyclical	412,911	0.0
Cash and Other Assets in Excess of Liabilities	59,864,079	2.2
NET ASSETS	$2,718,365,916	100.0%

All data as of October 31, 2021. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

8

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS

October 31, 2021

Shares/ Units		Value
	COMMON STOCK (93.9%)
	BERMUDA (1.1%)
	CONSUMER NON-CYCLICAL
232,022	IHS Markit, Ltd.	$30,329,916
	Total Bermuda	30,329,916
	CANADA (11.8%)
	CONSUMER CYCLICAL
1,040,669	Alimentation Couche-Tard, Inc. (Class B)	38,956,377
	FINANCIALS
2,024,790	Brookfield Asset Management, Inc. (Class A)	122,005,007
	INDUSTRIALS
1,150,848	Canadian Pacific Railway, Ltd.	88,899,423
	TECHNOLOGY
40,784	Constellation Software, Inc.	71,533,238
	Total Canada	321,394,045
	CAYMAN ISLANDS (4.1%)
	COMMUNICATIONS
1,463,822	Alibaba Group Holding, Ltd.[1]	30,290,093
2,080,680	JD.com, Inc. (Class A)[1]	81,733,067
	Total Cayman Islands	112,023,160
	FRANCE (8.0%)
	CONSUMER NON-CYCLICAL
353,185	Worldline S.A.[1,2]	20,589,620
	INDUSTRIALS
949,175	Safran S.A.	127,493,223
128,707	Schneider Electric SE	22,239,641
499,343	Thales S.A.	46,013,105
		195,745,969
	Total France	216,335,589

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	9

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Shares/ Units		Value
	COMMON STOCK (continued)
	GERMANY (8.8%)
	CONSUMER CYCLICAL
213,772	Adidas AG	$69,936,892
	CONSUMER NON-CYCLICAL
132,691	Merck KGaA	31,298,552
	FINANCIALS
219,343	Deutsche Boerse AG	36,377,928
	TECHNOLOGY
721,455	SAP SE	104,379,082
	Total Germany	241,992,454
	HONG KONG (4.2%)
	FINANCIALS
7,278,260	AIA Group, Ltd.	82,263,121
539,870	Hong Kong Exchanges & Clearing, Ltd.	32,769,484
	Total Hong Kong	115,032,605
	IRELAND (4.3%)
	INDUSTRIALS
2,254,742	CRH, Plc.	107,864,654
	TECHNOLOGY
19,071	Accenture, Plc. (Class A)	6,842,484
	Total Ireland	114,707,138
	JAPAN (7.7%)
	CONSUMER CYCLICAL
6,240	Nintendo Co., Ltd.	2,757,033
	CONSUMER NON-CYCLICAL
1,310,782	Shiseido Co., Ltd.	87,260,411
	INDUSTRIALS
88,824	Keyence Corp.	53,528,886
	TECHNOLOGY
351,915	Obic Co., Ltd.	64,884,006
	Total Japan	208,430,336

The accompanying notes are an integral part of these financial statements.

10

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Shares/ Units		Value
	COMMON STOCK (continued)
	JERSEY (6.6%)
	CONSUMER NON-CYCLICAL
2,141,310	Experian, Plc.	$97,927,693
	TECHNOLOGY
3,432,102	Clarivate, Plc.[1]	80,482,792
	Total Jersey	178,410,485
	LUXEMBOURG (0.6%)
	COMMUNICATIONS
59,969	Spotify Technology S.A.[1]	17,355,029
	Total Luxembourg	17,355,029
	NETHERLANDS (7.1%)
	CONSUMER NON-CYCLICAL
20,002	Adyen NV1,2	60,357,348
167,408	Heineken NV	18,552,361
1,280,767	Koninklijke Philips NV	60,285,646
		139,195,355
	TECHNOLOGY
66,629	ASML Holding NV	54,225,692
	Total Netherlands	193,421,047
	SOUTH KOREA (0.1%)
	CONSUMER NON-CYCLICAL
2,306	LG Household & Health Care, Ltd.	2,301,904
	Total South Korea	2,301,904
	SPAIN (7.7%)
	CONSUMER CYCLICAL
2,369,608	Industria de Diseno Textil S.A.	85,588,787
	CONSUMER NON-CYCLICAL
1,087,542	Amadeus IT Group S.A.[1]	72,803,376
2,234,060	Grifols S.A.	51,094,096
		123,897,472
	Total Spain	209,486,259

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	11

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Shares/ Units		Value
	COMMON STOCK (continued)
	SWEDEN (1.5%)
	COMMUNICATIONS
2,259,540	Telefonaktiebolaget LM Ericsson (Class B)	$24,721,394
	INDUSTRIALS
514,930	Assa Abloy AB (Class B)	15,091,404
	Total Sweden	39,812,798
	SWITZERLAND (6.7%)
	CONSUMER NON-CYCLICAL
1,374,915	Alcon, Inc.	114,089,224
	FINANCIALS
23,369	Partners Group Holding AG	40,824,224
	INDUSTRIALS
80,999	Sika AG	27,454,129
	Total Switzerland	182,367,577
	TAIWAN (1.8%)
	TECHNOLOGY
429,019	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	48,779,460
	Total Taiwan	48,779,460
	UNITED KINGDOM (6.7%)
	CONSUMER NON-CYCLICAL
300,867	Reckitt Benckiser Group, Plc.	24,399,773
	FINANCIALS
32,426,953	Melrose Industries, Plc.	69,816,633
4,205,221	Prudential, Plc.	86,076,398
		155,893,031
	Total United Kingdom	180,292,804
	UNITED STATES (5.1%)
	CONSUMER CYCLICAL
40,373	Lululemon Athletica, Inc.[1]	18,814,222
	CONSUMER NON-CYCLICAL
528,971	PerkinElmer, Inc.	93,569,680
	TECHNOLOGY
239,592	Fidelity National Information Services, Inc.	26,532,418
	Total United States	138,916,320
	Total Common Stock (Cost $2,069,957,108)	2,551,388,926

The accompanying notes are an integral part of these financial statements.

12

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Shares/ Units		Value
	REGISTERED INVESTMENT COMPANIES (3.9%)
	UNITED STATES (3.9%)
106,700,000	Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio, Institutional Share Class	$106,700,000
	Total United States	106,700,000
	Total Registered Investment Companies (Cost $106,700,000)	106,700,000

	WARRANTS (0.0%)
	SWITZERLAND (0.0%)
573,446	Cie Financiere Richemont S.A., expires 11/22/2023[1]	412,911
	Total Switzerland	412,911
	Total Warrants (Cost $–)	412,911

TOTAL INVESTMENTS (Cost $2,176,657,108)[3]	97.8%	$2,658,501,837
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.2%	59,864,079
NET ASSETS	100.00%	$2,718,365,916

________________

[1]	Non-income producing security.
[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at October 31, 2021 was $80,946,968 or 3.0% of net assets.

[3]

The aggregate cost for federal income tax purposes is $2,189,408,566, the aggregate gross unrealized appreciation is $549,566,249 and the aggregate gross unrealized depreciation is $80,472,978, resulting in net unrealized appreciation of $469,093,271.

The Fund’s country diversification is based on the respective security’s country of incorporation.

Abbreviation:

ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	13

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

14

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

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BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of October 31, 2021
Common Stock:
Bermuda	$30,329,916	$–	$–	$30,329,916
Canada	321,394,045	–	–	321,394,045
Cayman Islands	–	112,023,160	–	112,023,160
France	–	216,335,589	–	216,335,589
Germany	–	241,992,454	–	241,992,454
Hong Kong	–	115,032,605	–	115,032,605
Ireland	6,842,484	107,864,654	–	114,707,138
Japan	–	208,430,336	–	208,430,336
Jersey	80,482,792	97,927,693	–	178,410,485
Luxembourg	17,355,029	–	–	17,355,029
Netherlands	–	193,421,047	–	193,421,047
South Korea	–	2,301,904	–	2,301,904
Spain	–	209,486,259	–	209,486,259
Sweden	–	39,812,798	–	39,812,798
Switzerland	–	182,367,577	–	182,367,577
Taiwan	48,779,460	–	–	48,779,460
United Kingdom	–	180,292,804	–	180,292,804
United States	138,916,320	–	–	138,916,320
Registered Investment Companies:
United States	106,700,000	–	–	106,700,000
Warrants:
Switzerland	–	412,911	–	412,911
Investments, at value	$750,800,046	$1,907,701,791	$–	$2,658,501,837

The accompanying notes are an integral part of these financial statements.

16

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2021

ASSETS:
Investments in securities, at value (Cost $2,176,657,108)	$2,658,501,837
Cash	54,496,300
Foreign currency at value (Identified cost $182,737)	183,862
Receivables for:
Investments sold	99,252,566
Shares sold	10,330,500
Dividends	4,221,236
Interest	1,801
Prepaid assets	29,940
Total Assets	2,827,018,042
LIABILITIES:
Payables for:
Investments purchased	106,628,579
Investment advisory and administrative fees	1,471,606
Shares redeemed	329,500
Custody and fund accounting fees	149,703
Professional fees	59,281
Transfer agent fees	5,658
Board of Trustees' fees	1,111
Accrued expenses and other liabilities	6,688
Total Liabilities	108,652,126
NET ASSETS	$2,718,365,916
Net Assets Consist of:
Paid-in capital	$1,942,398,303
Retained earnings	775,967,613
Net Assets	$2,718,365,916
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($2,718,365,916 ÷ 128,860,831 shares outstanding)	$21.10

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	17

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENT OF OPERATIONS

For the year ended October 31, 2021

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $2,680,858)	$33,871,639
Interest income	27,964
Other income	61
Total Income	33,899,664
Expenses:
Investment advisory and administrative fees	16,492,950
Custody and fund accounting fees	576,392
Board of Trustees’ fees	73,196
Professional fees	68,141
Transfer agent fees	33,896
Miscellaneous expenses	92,361
Total Expenses	17,336,936
Net Investment Income	16,562,728
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	313,486,094
Net realized loss on foreign exchange transactions and translations	(119,972)
Net realized gain on investments in securities and foreign exchange transactions and translations	313,366,122
Net change in unrealized appreciation/(depreciation) on investments in securities	127,959,503
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(83,985)
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	127,875,518
Net Realized and Unrealized Gain	441,241,640
Net Increase in Net Assets Resulting from Operations	$457,804,368

The accompanying notes are an integral part of these financial statements.

18

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended October 31,
	2021	2020
INCREASE IN NET ASSETS:
Operations:
Net investment income	$16,562,728	$4,202,779
Net realized gain on investments in securities and foreign exchange transactions and translations	313,366,122	44,517,984
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	127,875,518	156,313,921
Net increase in net assets resulting from operations	457,804,368	205,034,684
Dividends and distributions declared:
Class I	(64,592,022)	(30,519,179)
Share transactions:
Proceeds from sales of shares	459,117,145	310,598,256
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	2,021,437	1,103,760
Cost of shares redeemed	(165,132,495)	(247,264,351)
Net increase in net assets resulting from share transactions	296,006,087	64,437,665
Total increase in net assets	689,218,433	238,953,170
NET ASSETS:
Beginning of year	2,029,147,483	1,790,194,313
End of year	$2,718,365,916	$2,029,147,483

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	19

BBH PARTNER FUND – INTERNATIONAL EQUITY

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class I share outstanding throughout each year.

	For the years ended October 31,
	2021	2020	2019	2018	2017*
Net asset value, beginning of year	$17.73	$16.15	$14.90	$16.75	$14.46
Income from investment operations:
Net investment income[1]	0.14	0.04	0.10	0.18	0.14
Net realized and unrealized gain (loss)	3.79	1.81	2.19	(0.83)	2.47
Total income (loss) from investment operations	3.93	1.85	2.29	(0.65)	2.61
Less dividends and distributions:
From net investment income	(0.04)	(0.09)	(0.16)	(0.10)	(0.32)
From net realized gains	(0.52)	(0.18)	(0.88)	(1.10)	—
Total dividends and distributions	(0.56)	(0.27)	(1.04)	(1.20)	(0.32)
Short-term redemption fees[1]	—	—	—	—	0.00 [2]
Net asset value, end of year	$21.10	$17.73	$16.15	$14.90	$16.75
Total return[3]	22.38%	11.59%	16.92%	(4.12)%	18.51%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$2,718	$2,029	$1,790	$1,506	$1,426
Ratio of expenses to average net assets before reductions	0.68%	0.69%	0.71%	0.68%	0.74%
Expense offset arrangement	—%	—%	(0.01)%	(0.03)%	(0.01)%
Ratio of expenses to average net assets after reductions	0.68%	0.69%	0.70%	0.65%	0.73%
Ratio of net investment income to average net assets	0.65%	0.22%	0.66%	1.15%	0.91%
Portfolio turnover rate	86%	77%	135%	124%	130%

____________

*	Effective February 24, 2017 Class N shares were converted into Class I shares.
[1]	Calculated using average shares outstanding for the year.
[2]	Less than $0.01.
[3]	Assumes the reinvestment of distributions.

The accompanying notes are an integral part of these financial statements.

20

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS

October 31, 2021

1.Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 6, 1997 and currently offers one class of shares, Class I. The investment objective of the Fund is to provide investors with long-term maximization of total return, primarily through capital appreciation. As of October 31, 2021, there were nine series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The following summarizes significant accounting policies of the Fund:

A.Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) for securities traded on international exchanges, if events which may affect the value of the Fund’s securities occur after the close of the primary exchange on which such securities trade and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to adjust the observed values of international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

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BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

C.Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to economically hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. During the year ended October 31, 2021, the Fund had no open contracts.

E.Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses on foreign exchange transactions and translations arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on net realized gains and losses on foreign denominated securities is reflected in the net realized gain or loss on investments in securities and foreign exchange transactions and translations. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate. The effect of changes in foreign exchange rates on net unrealized appreciation or depreciation on foreign denominated securities is reflected in net change in unrealized appreciation or depreciation on investments in securities and foreign currency translations within the Statement of Operations.

F.Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid, under SEC Regulations for open-end investment

22

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

companies, and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A Securities is included at the end of the Portfolio of Investments.

G.Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities and as an expense in the Statement of Operations.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2021, the Fund did not incur any such interest or penalties. The Fund is subject to

financial statements october 31, 2021	23

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $64,592,022 to Class I shares during the year ended October 31, 2021. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the years ended October 31, 2021 and 2020, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2021	$37,710,191	$26,881,831	$64,592,022	$—	$64,592,022
2020:	9,900,534	20,618,645	30,519,179	—	30,519,179

As of October 31, 2021 and 2020, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2021:	$114,801,126	$192,022,872	$—	$(12,751,458)	$481,895,073	$775,967,613
2020:	37,703,687	26,880,257	—	(22,135,724)	354,019,555	396,467,775

The Fund did not have a net capital loss carryforward at October 31, 2021.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.
The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

24

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3. Fees and Other Transactions with Affiliates

A.Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s sub-adviser, currently Select Equity Group, L.P. (“Select Equity Group” or the “Sub-adviser”). The Sub-adviser is responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-adviser and evaluates its performance results. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.65% per annum on the first $3 billion of average daily net assets and 0.60% per annum on all average daily net assets over $3 billion. The Investment Adviser pays its Sub-adviser a percentage from its investment advisory and administrative fees. For the year ended October 31, 2021, the Fund incurred $16,492,950 for services under the Agreement.

B.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the year ended October 31, 2021, the Fund incurred $576,392 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the year ended October 31, 2021 was $27,964. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the year ended October 31, 2021, was $217. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

financial statements october 31, 2021	25

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

C.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2021, the Fund incurred $73,196 in independent Trustee compensation and expense reimbursements.

D.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.Investment Transactions. For the year ended October 31, 2021, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $2,250,254,180 and $2,085,478,058, respectively.

5.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:

	For the year ended October 31, 2021		For the year ended October 31, 2020
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	22,233,203	$459,117,145	19,197,875	$310,598,256
Shares issued in connection with reinvestments of dividends	101,682	2,021,437	66,491	1,103,760
Shares redeemed	(7,930,765)	(165,132,495)	(15,676,766)	(247,264,351)
Net increase	14,404,120	$296,006,087	3,587,600	$64,437,665

6. Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Sub- Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). The Fund may, from time to time, invest in a limited number of issuers. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset

26

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses (concentrated portfolio holdings risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk), capital controls imposed by foreign governments in response to economic or political events that may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The derivatives held by the Fund including forwards and futures, may be riskier than other types of investments and may increase the volatility of the Fund (derivatives risk). Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counter-party risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor (large cap company risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

In 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. The rapid development and fluidity of this situation precludes any prediction as its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. Management is monitoring developments relating to COVID-19 and is coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments, and general pandemic response best practices.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

financial statements october 31, 2021	27

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

7.Subsequent Events. BBH&Co. ("BBH"), the custodian and fund accountant for the Fund, has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes those services provided to the Fund. The transaction is expected to be completed in the first quarter of 2022, subject to customary closing conditions and regulatory approvals. Investment advisory, portfolio management and administrative services provided to BBH Trust by BBH through its SID are not impacted by the agreement with State Street.

Management has evaluated events and transactions that have occurred since October 31, 2021 through the date the financial statements were issued and determined that there were no other subsequent events that would require recognition or additional disclosure in the financial statements.

28

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF FUND EXPENSES

October 31, 2021 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2021 to October 31, 2021).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statements october 31, 2021	29

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF FUND EXPENSES (continued)

October 31, 2021 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period May 1, 2021 to October 31, 2021[1]
Class I
Actual	$1,000	$999	$3.44
Hypothetical[2]	$1,000	$1,022	$3.48

____________

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.68% for I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

30

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST

October 31, 2021 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser

financial statements October 31, 2021	31

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

32

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary

financial statements October 31, 2021	33

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

34

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

financial statements October 31, 2021	35

BBH PARTNER FUND – INTERNATIONAL EQUITY

ADDITIONAL FEDERAL TAX INFORMATION

October 31, 2021 (unaudited)

The Fund hereby designates $26,881,831 as an approximate amount of capital gain dividend for the purpose of dividends paid deduction.

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Fund designates up to a maximum of $37,710,191 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended October 31, 2021. In January 2022, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2021. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns. The amounts which represent income derived from sources within, and taxes paid to foreign counties or possessions of the United States are as follows:

Foreign Source Income	Foreign Taxes Paid
$32,634,182	$2,683,975

36

TRUSTEES AND OFFICERS OF BBH PARTNER FUND – INTERNATIONAL EQUITY

(unaudited)

Information pertaining to the Trustees and executive officers of the Trust as of October 31, 2021 is set forth below. The mailing address for each Trustee is c/o BBH Trust, 140 Broadway, New York, NY 10005.

Name and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Independent Trustees
H. Whitney Wagner Birth Year: 1956	Chairman of the Board and Trustee	Chairman Since 2014; Trustee Since 2007 and 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment adviser.	9	None.
Andrew S. Frazier Birth Year: 1948	Trustee	Since 2010	Retired.	9	None.
Mark M. Collins Birth Year: 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment adviser.	9	Chairman of Dillon Trust Company.
John M. Tesoro Birth Year: 1952	Trustee	Since 2014	Retired.	9	Trustee, Bridge Builder Trust (8 Funds); Director of Teton Advisors, Inc. (a registered investment adviser).
Joan A. Binstock Birth Year: 1954	Trustee	Since 2019	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Advisers Counsel (2018-present).	9	Independent Director, Morgan Stanley Direct Lending Fund; KKR Real Estate Interval Fund.

financial statements October 31, 2021	37

TRUSTEES AND OFFICERS OF BBH PARTNER FUND – INTERNATIONAL EQUITY

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Interested Trustees
Susan C. Livingston+ 50 Post Office Square Boston, MA 02110 Birth Year: 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) for BBH&Co.	9	None.
John A. Gehret+ 140 Broadway New York, NY 10005 Birth Year: 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012-present).	9	None.

38

TRUSTEES AND OFFICERS OF BBH PARTNER FUND – INTERNATIONAL EQUITY

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Year: 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Year: 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2011.
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Year: 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Year: 1959	Chief Compliance Officer (“CCO”)	Since 2015	Senior Vice President of BBH&Co. since 2015.
Kristin Marvin 140 Broadway New York, NY 10005 Birth Year: 1981	Anti-Money Laundering Officer (“AMLO”)	Since 2021	Assistant Vice President of BBH&Co. since March 2020; Program Manager, Ares Management Corporation, April 2015 - March 2020.

financial statements October 31, 2021	39

TRUSTEES AND OFFICERS OF BBH PARTNER FUND – INTERNATIONAL EQUITY

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Crystal Cheung 140 Broadway New York, NY 10005 Birth Year: 1974	Assistant Treasurer	Since 2018	Assistant Vice President of BBH&Co. since 2016; joined BBH&Co. in 2014.
Dania C. Piscetta 50 Post Office Square Boston, MA 02110 Birth Year: 1989	Assistant Secretary	Since 2021

Assistant Vice President of BBH&Co. since 2021; joined BBH&Co. in 2021; Assistant Vice President and Legal Associate of Wellington Management Company LLP, April 2018 - March 2021; Senior Compliance Analyst, Fidelity Investments, May 2016 – April 2018.

________________

#

All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Mr. Wagner previously served on the Board of Trustees of the Predecessor Trust.

+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partner and Limited Partner of BBH&Co., respectively.
^	The Fund Complex consists of the Trust, which has nine series, and each is counted as one “Portfolio” for purposes of this table.

40

BBH PARTNER FUND – INTERNATIONAL EQUITY

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

October 31, 2021 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 9, 2021 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2020 through January 31, 2021 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

financial statements October 31, 2021	41

BBH PARTNER FUND – INTERNATIONAL EQUITY

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

October 31, 2021 (unaudited)

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

42

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Annual Report

OCTOBER 31, 2021

BBH Limited Duration Fund

BBH LIMITED DURATION FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

October 31, 2021

Intermediate-term corporate indexes eked out paltry gains, as risk spreads compressed and credit-related performance just offset the impact of rising rates. This created an accommodative environment for active fixed income strategies to outperform market indexes. We are proud to report that the BBH Limited Duration Fund gained 2.46% during its fiscal year (I Shares), exceeding the -0.26% return of the Bloomberg U.S. 1-3 Year Treasury Index and ranking in the 6th percentile out of 242 funds of its competitive Morningstar Ultrashort Bond fund peer group.*

Longer-term interest rates spiked and credit risk spreads narrowed substantially during the first few months of the fiscal year when markets were still recovering from the depths of the COVID-19 pandemic. Increased optimism over the advent of vaccinations returned investors to risk-taking instruments. Following those initial large moves in the fall and winter, the optimism dampened, but Investment-grade and high-yield credit spreads eventually narrowed to levels not seen since the 1990s.

Our highly selective and valuation-focused approach made it increasingly challenging to source new opportunities in mainstream bond sectors in this market. The Fund’s spread duration, a risk measure of how sensitive the portfolio value is to changes in “credit spreads” (the additional yield on credit instruments over a comparable-maturity Treasury), declined in tandem with the reduction of attractive opportunities. The Fund’s spread duration was 2.0 years at the start of the fiscal year and reached a low of 1.6 years on August 31, 2021.

Despite the challenging environment, we were able to identify and invest in many credits that were durable, were fundamentally sound, and offered appealing compensation for the Fund. Those credits tended to reside in less traditional segments of the fixed income market, such as nontraditional asset-backed securities** (ABS), business development company debt, and corporate loans. One shared characteristic among these opportunities is they have relatively short duration profiles (including lower “spread duration”, as discussed above). The Fund’s allocation to, and selection within, these segments were notable contributors to performance results over the past year.

Heavy issuance was a distinguishing feature of the past 12 months, as the lower rate environment combined with increased investor appetite for yield to fuel record levels of issuance in several market sectors, including corporate bonds, loans, mortgage- and asset-backed securities, and commercial mortgage-backed securities. Issuance in all sectors was met with remarkable demand, with many deals being oversubscribed at their prevailing yields. We maintained our valuation and fundamental research disciplines and participated in issuances only when the yields offered were adequate and our research revealed the issue to be durable – able to perform through a variety of macroeconomic and industry environments. This credit and valuation discipline may seem less necessary in a period of strong growth and tight spread levels, but our experience suggests such discipline is rewarded when market risks re-emerge. It is unfortunately difficult to predict when and how risks events will manifest.

________________

*	Morningstar rankings are based on risk-adjusted returns.
**	Traditional ABS include prime auto backed loans, credit cards and student loans (FFELP). Non-traditional ABS include ABS backed by other collateral types.

financial statements october 31, 2021	3

BBH LIMITED DURATION FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)

October 31, 2021

The Fund’s overall duration profile was managed in a range of 0.8 – 1.0 year over the past year. This exposure reflects our investments in short-dated bonds and credit opportunities coupled with purchases or sales of Treasury futures to gain or reduce exposures to various points of the yield curve. The Fund’s short duration profile accordingly detracted modestly from results, as short-term rates rose from their historic lows at the start of the fiscal year.

As we look forward, we balance an opportunistic mindset with the proper caution required in a low yield and risk spread environment. The Federal Reserve plans to curb new purchases of Treasuries and agency mortgage-backed securities. The macroeconomic environment may challenge fixed income returns in the near-term. The fed funds futures market predicts the Federal Reserve will raise policy rates three times in 2022 (by 0.25% in each occurrence). Inflationary pressures continue, and while the high levels of recent inflation data may be transitory, near-term inflation may settle at levels higher than what prevailed pre-pandemic. Treasury Inflation-Protected Securities (TIPS) are valued with breakeven inflation rates – the inflation rates that would need to prevail so their yields would equal those of traditional, nominal Treasury securities – of 2.5% – 3.0% at various maturities over the next ten years. Forward-looking forecasts of various inflation indexes estimate annual inflation rates of 2.0% - 2.5% over the next three to four years. With the 2-year Treasury offered at 0.50%, the 10-year Treasury offered at 1.55%, and the average yield of investment-grade corporate bonds at 2.22%, either: current yields rise to offer compensation for inflation or estimates of forward-looking inflation are too high.

We believe the Limited Duration Fund is positioned well to perform amidst these risks. The portfolio’s credit composition emphasizes instruments with relatively short duration profiles that are less trafficked by bond market participants and offer higher yields. We believe these positions allow the Fund to enhance income versus cash alternatives while remaining defensive in the face of more-hawkish policies from the Fed. The Fund’s duration was 0.91 years, offering investors a prudent way of taking modestly more interest rate risk than cash alternatives to earn higher yields while maintaining a positive return over a six-month horizon. Further, the short duration profile allows cash flows to be reinvested rapidly if rates rise, mitigating the overall effects of rising rates on the portfolio. The Fund’s spread duration stood at 1.7 years. This level is lower than where it stood during the depths of pandemic when valuations rewarded increased risk taking, reflecting prudent credit positioning in a thinner value environment.

4

BBH LIMITED DURATION FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)

October 31, 2021

The markets appear to be at a delicate balance where yields have stabilized and spreads are at decades-long lows. Macroeconomic risks linger, and the most profound risks may be unidentified by the markets right now. We are confident that our approach and process will allow us to adapt to changes, capitalize on opportunities, and perform through a variety of environments. Thank you for the trust placed in BBH, and we look forward to engaging with you in 2022 and beyond.

________________

The BBH Limited Duration Fund was ranked against the following numbers of U.S.-domiciled Ultrashort Bond category funds over the following time periods ending 10/31/2021: 242 funds in the last year, 213 funds in the last three years, 176 funds in the last five years and 88 funds in the last ten years. Class I ranked in the 6th percentile, 4th percentile, 5th percentile and 6th percentile, for the one, three-, five- and ten-year periods respectively. Class N ranked in the 7th percentile, 5th percentile, 5th percentile and 7th percentile, for the one, three-, five- and ten-year periods respectively. Past performance does not guarantee future results.

Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

financial statements october 31, 2021	5

BBH LIMITED DURATION FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)

October 31, 2021

Growth of $10,000 Invested in BBH Limited Duration

The graph below illustrates the hypothetical investment of $10,0001 in the Class N shares of the Fund over the ten years ended October 31, 2021 as compared to the BCTSY.

The annualized gross expense ratios as in the March 1, 2021 prospectus for Class N and Class I shares were 0.49% and 0.27%, respectively.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For performance current to the most recent month-end please call 1-800-575-1265.

________________

[1]

The Fund’s performance assumes the reinvestment of all dividends and distributions. The Barclays Capital U.S. 1-3 Year Treasury Bond Index (“BCTSY”) has been adjusted to reflect reinvestment of dividends on securities in the index. The BCTSY is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.

The Reference Benchmark is an unmanaged weighted index comprised as follows: 40% Bloomberg Barclays Short-Term Corporate Index; 40% Bloomberg Barclays US Aggregate ABS Index; and 20% Bloomberg Barclays US Treasury Bills Index. The indexes are not available for direct investment. The Fund does not measure its performance success nor alter its construction in relation to any particular benchmark or index.

Bloomberg® and the Bloomberg indexes are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by Brown Brothers Harriman & Co (BBH). Bloomberg is not affiliated with BBH, and Bloomberg does not approve, endorse, review, or recommend the BBH strategies. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the fund.

6

BBH LIMITED DURATION FUND

REPORT OF INDEPENDENT REGISTERED ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of BBH Limited Duration Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Limited Duration Fund (the "Fund"), one of the funds within BBH Trust, as of October 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the BBH Trust's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the BBH Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The BBH Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the BBH Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

financial statements october 31, 2021	7

BBH LIMITED DURATION FUND

REPORT OF INDEPENDENT REGISTERED ACCOUNTING FIRM (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2021

We have served as the auditor of one or more Brown Brothers Harriman investment companies since 1991.

8

BBH LIMITED DURATION FUND

PORTFOLIO ALLOCATION

October 31, 2021

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$1,864,495,684	15.4%
Commercial Mortgage Backed Securities	374,017,088	3.1
Corporate Bonds	5,107,494,928	42.2
Exchange-Traded Funds	421,224,000	3.5
Loan Participations and Assignments	1,389,970,476	11.5
Municipal Bonds	154,117,171	1.3
Residential Mortgage Backed Securities	88,474,651	0.7
U.S. Government Agency Obligations	238,770,338	2.0
U.S. Treasury Bills	2,572,813,306	21.2
Liabilities in Excess of Other Assets	(113,648,101)	(0.9)
NET ASSETS	$12,097,729,541	100.0%

All data as of October 31, 2021. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	9

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (15.4%)
$14,535,273	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$12,344,444
28,830,000	AmeriCredit Automobile Receivables Trust 2021-2	11/18/24	0.260	28,823,225
3,146,535	Amur Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	3,170,982
7,097,174	Amur Equipment Finance Receivables VII LLC 2019-1A1	06/20/24	2.630	7,178,577
11,767,474	Bankers Healthcare Group Securitization Trust 2020-A1	09/17/31	2.560	11,917,168
10,305,430	BCC Funding Corp. XVI LLC 2019-1A1	08/20/24	2.460	10,407,575
14,333,644	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	14,410,094
44,170,000	California Street CLO IX LP 2012-9A (3-Month USD-LIBOR + 1.100%)[1,2]	07/16/32	1.181	44,168,704
22,591,546	Capital Automotive LLC 2017-1A1	04/15/47	3.870	22,616,139
20,638,275	CARS-DB4 LP 2020-1A1	02/15/50	3.190	20,915,938
23,745,152	CF Hippolyta LLC 2020-1[1]	07/15/60	1.690	23,744,504
20,452,503	CFMT LLC 2021-HB5[1,2,3]	02/25/31	0.801	20,442,436
12,327,224	Chesapeake Funding II LLC 2019-1A1	04/15/31	2.940	12,444,465
21,831,951	Chesapeake Funding II LLC 2020-1A1	08/16/32	0.870	21,903,278
13,210,560	Chesterfield Financial Holdings LLC 2014-1A1,4	12/15/34	4.500	13,239,070
9,390,996	CIG Auto Receivables Trust 2020-1A1	10/12/23	0.680	9,397,718
18,960,000	Credit Acceptance Auto Loan Trust 2019-3A1	11/15/28	2.380	19,196,966
57,480,000	Credit Acceptance Auto Loan Trust 2020-3A1	10/15/29	1.240	57,737,464
50,169,982	Dell Equipment Finance Trust 2019-2[1]	10/22/24	1.910	50,497,266
29,900,000	Donlen Fleet Lease Funding 2 LLC 2021-2[1]	12/11/34	0.560	29,895,428
13,408,659	Drive Auto Receivables Trust 2021-1	12/15/23	0.360	13,412,393
17,180,000	Dryden 93 CLO Ltd. 2021-93A (3-Month USD-LIBOR + 1.080%)[1,2]	01/15/34	1.212	17,180,000
5,114,927	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	4,936,150
17,170,000	Elm Trust 2020-3A1	08/20/29	2.954	17,048,896
4,609,438	Enterprise Fleet Financing LLC 2019-1[1]	10/20/24	2.980	4,629,741
17,954,552	Enterprise Fleet Financing LLC 2019-2[1]	02/20/25	2.290	18,139,761
1,455,326	Exeter Automobile Receivables Trust 2021-1A	06/15/23	0.300	1,455,330
11,169,647	FCI Funding LLC 2021-1A1	04/15/33	1.130	11,143,580
20,537,445	FNA LLC 2019-1[4]	12/10/31	3.000	20,615,487
9,750,000	Foursight Capital Automobile Receivables Trust 2021-2[1]	04/15/25	0.400	9,744,192
1,084,614	FREED ABS Trust 2020-FP1[1]	03/18/27	2.520	1,086,196
13,300,000	FREED ABS Trust 2021-3FP1	11/20/28	0.620	13,297,899
25,225,321	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	25,307,137
26,207,782	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	26,364,550
50,750,000	Golub Capital Partners ABS Funding 2019-1 Ltd. 2021-2A1	10/20/29	2.953	50,750,000

The accompanying notes are an integral part of these financial statements.

10

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$21,000,000	HTS Fund I LLC 2021-1[1]	08/25/36	1.411%	$20,887,320
28,190,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	28,607,178
21,710,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	22,095,075
37,214,241	Madison Park Funding X, Ltd. 2012-10A (3-Month USD-LIBOR + 1.010%)[1,2]	01/20/29	1.142	37,214,212
40,030,000	Madison Park Funding XXV, Ltd. 2017-25A (3-Month USD-LIBOR + 0.970%)[1,2]	04/25/29	1.094	40,049,891
12,620,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	12,823,769
16,460,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	16,708,062
27,346,419	Nationstar HECM Loan Trust 2020-1A1,2,3	09/25/30	1.269	27,406,100
27,120,000	Navistar Financial Dealer Note Master Trust 2020-1 (1-Month USD-LIBOR + 0.950%)[1,2]	07/25/25	1.039	27,248,324
2,543,949	New Mexico Educational Assistance Foundation 2013-1 (1-Month USD-LIBOR + 0.700%)[2]	01/02/25	0.782	2,544,430
40,570,000	New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1[1]	08/15/53	1.426	40,409,903
3,354,549	Newtek Small Business Loan Trust 2016-1A (1-Month USD-LIBOR + 3.000%)[1,2]	02/25/42	3.089	3,359,979
21,800,000	NextGear Floorplan Master Owner Trust 2019-1A1	02/15/24	3.210	21,979,536
17,140,000	NextGear Floorplan Master Owner Trust 2019-2A1	10/15/24	2.070	17,399,817
30,640,000	NextGear Floorplan Master Owner Trust 2020-1A1	02/15/25	1.550	31,019,718
1,649,544	NMEF Funding LLC 2019-A1	08/17/26	2.730	1,653,078
24,700,000	NRZ Advance Receivables Trust 2015-ON1 2020-T2[1]	09/15/53	1.475	24,715,803
10,200,000	NRZ Advance Receivables Trust 2015-ON1 2020-T3[1]	10/15/52	1.317	10,197,046
21,250,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	21,161,179
8,464,459	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	8,473,112
26,430,000	Oportun Funding XIII LLC 2019-A1	08/08/25	3.080	26,807,016
56,210,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	56,203,491
21,200,000	OSCAR US Funding Trust XIII LLC 2021-2A1	08/12/24	0.390	21,149,465
19,195,058	OSCAR US Funding Trust XII LLC 2021-1A1	03/11/24	0.400	19,100,732
20,000,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD-LIBOR + 1.600%)[1,2]	08/20/27	1.731	20,004,336
15,000,000	Palmer Square Loan Funding, Ltd. 2019-4A (3-Month USD-LIBOR + 1.600%)[1,2]	10/24/27	1.724	15,002,986
19,490,000	Parliament Clo II, Ltd. 2021-2A (3-Month USD-LIBOR + 1.350%)[1,2]	08/20/32	1.482	19,488,933
15,458,889	Pawnee Equipment Receivables Series LLC 2019-1[1]	10/15/24	2.290	15,581,297
16,427,569	Pawnee Equipment Receivables Series LLC 2020-1[1]	11/17/25	1.370	16,505,626

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	11

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$18,200,000	PFS Financing Corp. 2019-A1	04/15/24	2.860%	$18,413,400
27,650,000	PFS Financing Corp. 2019-C1	10/15/24	2.230	28,124,809
23,070,000	PFS Financing Corp. 2020-F1	08/15/24	0.930	23,170,004
18,070,000	Regional Management Issuance Trust 2020-1[1]	10/15/30	2.340	18,297,496
27,400,000	Republic Finance Issuance Trust 2019-A1	11/22/27	3.430	27,485,439
16,470,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	16,769,299
23,087,618	Santander Drive Auto Receivables Trust 2020-3	07/15/24	0.520	23,087,817
19,410,889	Santander Drive Auto Receivables Trust 2021-2	04/15/24	0.280	19,417,120
65,000,000	Santander Drive Auto Receivables Trust 2021-4	08/15/24	0.370	64,988,690
34,490,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	35,885,838
5,630,134	SCF Equipment Leasing LLC 2019-2A1	06/20/24	2.220	5,653,122
10,849,599	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	10,475,958
50,438,133	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	52,621,846
19,160,000	Stack Infrastructure Issuer LLC 2020-1A1	08/25/45	1.893	19,098,652
27,996,299	SWC Funding LLC 2018-1A1,4	08/15/33	4.750	27,756,005
50,790,000	Symphony CLO XXI, Ltd. 2019-21A (3-Month USD-LIBOR + 1.060%)[1,2]	07/15/32	1.184	50,728,940
2,601,935	Veros Automobile Receivables Trust 2020-1[1]	09/15/23	1.670	2,604,902
43,645,640	Westlake Automobile Receivables Trust 2020-3A1	05/15/24	0.560	43,684,467
32,090,948	Westlake Automobile Receivables Trust 2021-1A1	10/15/24	0.390	32,088,955
47,730,000	Westlake Automobile Receivables Trust 2021-2A1	04/15/25	0.320	47,717,027
1,067,978	WRG Debt Funding II LLC 2017-1[1,4]	03/15/26	4.458	1,065,731
	Total Asset Backed Securities (Cost $1,858,516,602)			1,864,495,684
	COMMERCIAL MORTGAGE BACKED SECURITIES (3.1%)
26,807,000	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.678	25,025,672
13,031,276	BX Commercial Mortgage Trust 2019-XL (1-Month USD-LIBOR + 0.920%)[1,2]	10/15/36	1.010	13,035,293
25,084,425	BX Trust 2019-RP (1-Month USD-LIBOR + 1.045%)[1,2]	06/15/34	1.135	25,021,466
39,480,000	BXMT, Ltd. 2020-FL2 (30-Day SOFR + 1.014%)[1,2]	02/15/38	1.064	39,404,988
20,990,000	BXMT, Ltd. 2020-FL3 (30-Day SOFR + 1.514%)[1,2]	03/15/37	1.564	21,010,490
17,250,000	BXMT, Ltd. 2021-FL4 (1-Month USD-LIBOR + 1.050%)[1,2]	05/15/38	1.136	17,236,200

The accompanying notes are an integral part of these financial statements.

12

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 2.900%)[1,2]	11/15/31	2.990%	$25,977,694
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM[1,2,3]	02/10/28	3.417	9,402,541
19,337,720	HPLY Trust 2019-HIT (1-Month USD-LIBOR + 1.000%)[1,2]	11/15/36	1.090	19,326,063
18,040,000	MED Trust 2021-MDLN (1-Month USD-LIBOR + 0.950%)[1,2]	11/15/38	1.050	18,040,000
33,690,000	MHC Commercial Mortgage Trust 2021-MHC (1-Month USD-LIBOR + 0.801%)[1,2]	04/15/38	0.892	33,700,427
32,615,000	Morgan Stanley Capital I Trust 2017-CLS (1-Month USD-LIBOR + 0.700%)[1,2]	11/15/34	0.790	32,595,170
28,602,573	PFP, Ltd. 2021-7 (1-Month USD-LIBOR + 0.850%)[1,2]	04/14/38	0.940	28,374,610
24,260,000	STWD, Ltd. 2019-FL1 (30-Day SOFR + 1.194%)[1,2]	07/15/38	1.244	24,221,184
41,657,788	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,2]	11/15/37	1.216	41,645,290
	Total Commercial Mortgage Backed Securities (Cost $381,672,892)			374,017,088
	CORPORATE BONDS (42.2%)
	AUTO MANUFACTURERS (1.3%)
20,585,000	Daimler Finance North America LLC[1]	02/22/22	3.400	20,777,068
82,838,000	General Motors Financial Co., Inc.	01/14/22	3.450	83,132,923
15,132,000	General Motors Financial Co., Inc.	04/10/22	3.450	15,259,322
30,805,000	General Motors Financial Co., Inc.	06/30/22	3.150	31,267,740
7,750,000	General Motors Financial Co., Inc.	07/08/22	3.550	7,908,718
				158,345,771
	BANKS (13.9%)
14,895,000	ANZ New Zealand Int'l, Ltd., London Branch[1]	03/19/24	3.400	15,766,459
19,435,000	ASB Bank, Ltd.[1]	06/14/23	3.750	20,420,080
34,375,000	Australia & New Zealand Banking Group, Ltd.	05/19/22	2.625	34,810,465
35,542,000	Bank of America Corp. (3-Month USD-LIBOR + 1.160%)[2]	01/20/23	3.124	35,748,075
78,697,000	Bank of America Corp. (3-Month USD-LIBOR + 0.930%)[2]	07/21/23	2.816	79,922,027
23,531,000	Bank of Montreal	03/26/22	2.900	23,769,934
54,710,000	Bank of New Zealand[1]	02/20/24	3.500	57,810,053
85,200,000	Bank of Nova Scotia	03/07/22	2.700	85,891,916
32,500,000	Bank of Nova Scotia (SOFR + 0.380%)[2]	07/31/24	0.430	32,544,525
26,935,000	BNP Paribas S.A.[1]	05/23/22	2.950	27,311,861
14,660,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375	15,207,639
19,610,000	Canadian Imperial Bank of Commerce (SOFR + 0.800%)[2]	03/17/23	0.849	19,748,171

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	13

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$12,895,000	Canadian Imperial Bank of Commerce	06/22/23	0.450%	$12,847,782
60,560,000	Canadian Imperial Bank of Commerce	09/13/23	3.500	63,867,222
16,860,000	Canadian Imperial Bank of Commerce	10/18/24	1.000	16,788,514
33,260,000	Citigroup, Inc.	12/08/21	2.900	33,275,171
39,239,000	Citigroup, Inc.	10/27/22	2.700	40,030,881
40,893,000	Citigroup, Inc. (3-Month USD-LIBOR + 0.950%)[2]	07/24/23	2.876	41,555,728
33,540,000	Commonwealth Bank of Australia (SOFR + 0.400%)[1,2]	07/07/25	0.449	33,598,024
23,400,000	DNB Bank ASA[1]	12/02/22	2.150	23,846,532
65,000,000	DNB Bank ASA (1-Year CMT Index + 0.330%)[1,2]	09/30/25	0.856	64,543,558
10,635,000	Fifth Third Bancorp	01/25/24	3.650	11,250,103
31,800,000	Goldman Sachs Group, Inc.	01/27/23	0.481	31,713,347
16,845,000	Goldman Sachs Group, Inc.	03/08/23	0.523	16,814,067
50,978,000	Goldman Sachs Group, Inc. (3-Month USD-LIBOR + 0.990%)[2]	07/24/23	2.905	51,786,670
26,887,000	HSBC Holdings, Plc.	03/30/22	4.000	27,294,948
29,665,000	HSBC Holdings, Plc. (SOFR + 0.534%)[2]	08/17/24	0.732	29,536,837
33,350,000	HSBC Holdings, Plc. (SOFR + 1.929%)[2]	06/04/26	2.099	33,764,186
62,235,000	JPMorgan Chase & Co. (SOFR + 0.580%)[2]	03/16/24	0.697	62,247,873
33,270,000	JPMorgan Chase & Co. (SOFR + 1.585%)[2]	03/13/26	2.005	33,904,607
19,761,000	Lloyds Banking Group, Plc.	01/11/22	3.000	19,862,062
33,923,000	Lloyds Banking Group, Plc.	03/12/24	3.900	36,195,962
24,769,000	Mitsubishi UFJ Financial Group, Inc.	02/22/22	2.998	24,971,405
48,955,000	Mitsubishi UFJ Financial Group, Inc.	03/07/22	3.218	49,433,461
39,660,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	39,575,770
105,556,000	Morgan Stanley	05/19/22	2.750	106,927,703
24,842,000	Santander Holdings USA, Inc.	03/28/22	3.700	25,080,957
16,070,000	Santander Holdings USA, Inc.	06/07/24	3.500	16,968,034
23,890,000	Skandinaviska Enskilda Banken AB1	09/09/24	0.650	23,643,455
47,680,000	Svenska Handelsbanken AB	11/20/23	3.900	50,855,503
61,285,000	Truist Bank	03/09/23	1.250	61,888,652
21,430,000	Truist Financial Corp.	12/06/23	3.750	22,706,370
42,990,000	US Bancorp (5-Year CMT Index + 2.541%)[2,5]		3.700	42,820,189
22,470,000	US Bancorp	05/12/25	1.450	22,686,481
13,500,000	US Bank NA	05/23/22	2.650	13,654,213
22,790,000	Wells Fargo & Co. (SOFR + 1.600%)[2]	06/02/24	1.654	23,118,847
19,370,000	Wells Fargo & Co. (SOFR + 2.000%)[2]	04/30/26	2.188	19,795,787
				1,677,802,106

The accompanying notes are an integral part of these financial statements.

14

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PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BIOTECHNOLOGY (0.9%)
$59,774,000	Amgen, Inc.	05/11/22	2.650%	$60,391,623
18,240,000	Amgen, Inc.	05/15/22	3.625	18,380,061
25,120,000	Gilead Sciences, Inc.	09/29/23	0.750	25,067,286
				103,838,970
	COMPUTERS (0.1%)
17,250,000	Dell International LLC / EMC Corp.	06/15/23	5.450	18,369,366
	DIVERSIFIED FINANCIAL SERVICES (4.8%)
11,426,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	09/15/23	4.500	12,116,011
47,945,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	02/15/24	3.150	49,810,393
21,450,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/29/24	1.750	21,467,981
69,908,000	Air Lease Corp.	01/15/22	3.500	70,323,233
23,208,000	Air Lease Corp.	02/01/22	3.750	23,261,859
37,385,000	Alliance Data Systems Corp.[1]	12/15/24	4.750	38,244,587
103,504,000	American Express Co.	08/01/22	2.500	104,901,784
32,260,000	Aviation Capital Group LLC[1]	01/20/22	2.875	32,361,423
33,230,000	Aviation Capital Group LLC[1]	12/15/24	5.500	36,887,365
33,535,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	37,568,822
46,600,000	Blackstone Private Credit Fund[1]	09/15/24	1.750	46,167,185
16,045,000	Capital One Financial Corp.	05/11/23	2.600	16,491,147
14,430,000	Credit Acceptance Corp.[1]	12/31/24	5.125	14,754,675
2,785,000	Credit Acceptance Corp.	03/15/26	6.625	2,899,881
48,895,000	Drawbridge Special Opportunities Fund LP1	02/15/26	3.875	50,212,298
25,095,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	25,509,695
				582,978,339
	ELECTRIC (3.5%)
74,190,000	Alexander Funding Trust[1]	11/15/23	1.841	75,355,315
33,445,000	Dominion Energy, Inc.	03/15/25	3.300	35,519,813
39,340,000	Duke Energy Corp. (SOFR + 0.250%)[2]	06/10/23	0.299	39,346,252
61,690,000	Edison International (5-Year CMT Index + 4.698%)[2,5]		5.375	63,694,925
12,750,000	Edison International	03/15/23	2.950	13,012,346
18,525,000	Exelon Generation Co. LLC	06/01/25	3.250	19,579,666

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	15

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PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	ELECTRIC (continued)
$25,345,000	New York State Electric & Gas Corp.	05/01/23	5.750%	$27,191,236
42,459,000	NextEra Energy Capital Holdings, Inc.	04/01/22	2.900	42,897,065
42,385,000	NextEra Energy Capital Holdings, Inc.	03/01/23	0.650	42,432,665
24,425,000	Southern California Edison Co. (SOFR + 0.350%)[2]	06/13/22	0.399	24,435,537
36,892,000	Vistra Operations Co. LLC[1]	09/01/26	5.500	37,987,692
				421,452,512
	HEALTHCARE-PRODUCTS (0.5%)
28,015,000	Thermo Fisher Scientific, Inc.	10/18/23	0.797	28,024,035
33,970,000	Zimmer Biomet Holdings, Inc.	04/01/22	3.150	34,194,283
				62,218,318
	HEALTHCARE-SERVICES (0.5%)
60,630,000	Sutter Health	08/15/25	1.321	60,399,491
	INSURANCE (4.2%)
24,310,000	Athene Global Funding[1]	01/25/22	4.000	24,515,016
20,325,000	Athene Global Funding[1]	07/01/22	3.000	20,638,673
16,760,000	Athene Global Funding[1]	01/08/24	0.950	16,745,239
18,000,000	Athene Global Funding[1]	01/14/25	2.500	18,556,828
14,345,000	Athene Global Funding[1]	06/29/25	2.550	14,836,541
47,588,000	Enstar Group, Ltd.	03/10/22	4.500	48,099,718
35,000,000	F&G Global Funding[1]	09/20/24	0.900	34,666,935
50,000,000	GA Global Funding Trust (SOFR + 0.500%)[1,2]	09/13/24	0.550	50,216,294
37,190,000	Marsh & McLennan Cos, Inc.	01/30/22	2.750	37,331,047
44,790,000	Met Tower Global Funding[1]	09/14/26	1.250	44,139,654
74,165,000	Northwestern Mutual Global Funding[1]	03/25/24	0.600	73,667,118
19,330,000	Pacific Life Global Funding II1	06/24/25	1.200	19,239,237
29,855,000	Protective Life Global Funding[1]	07/05/24	0.781	29,631,981
37,290,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	38,618,456
31,750,000	United Insurance Holdings Corp.	12/15/27	6.250	33,334,797
				504,237,534
	INTERNET (0.2%)
19,060,000	Expedia Group, Inc.	12/15/23	3.600	20,047,844
	INVESTMENT COMPANIES (5.2%)
56,908,000	Ares Capital Corp.	01/19/22	3.625	57,130,885
33,512,000	Ares Capital Corp.	02/10/23	3.500	34,539,258
17,695,000	BlackRock TCP Capital Corp.	03/01/22	4.625	17,871,950

The accompanying notes are an integral part of these financial statements.

16

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PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INVESTMENT COMPANIES (continued)
$41,185,000	BlackRock TCP Capital Corp.	08/23/24	3.900%	$43,384,326
24,645,000	Blackstone Secured Lending Fund	07/14/23	3.650	25,626,590
19,925,000	Blackstone Secured Lending Fund	01/15/26	3.625	20,837,603
35,855,000	Business Development Corp. of America[1]	12/30/22	4.750	36,890,794
18,375,000	Business Development Corp. of America[1]	12/15/24	4.850	19,626,327
26,475,000	Business Development Corp. of America	03/30/26	3.250	26,559,360
31,955,000	FS KKR Capital Corp.	07/15/24	4.625	34,158,454
24,150,000	FS KKR Capital Corp.	02/01/25	4.125	25,504,624
42,821,000	FS KKR Capital Corp.[1]	02/14/25	4.250	45,067,927
39,855,000	Golub Capital BDC, Inc.	04/15/24	3.375	41,291,019
49,650,000	Main Street Capital Corp.	05/01/24	5.200	53,618,022
33,980,000	Main Street Capital Corp.	07/14/26	3.000	34,296,267
31,201,000	Owl Rock Capital Corp.	04/15/24	5.250	33,742,914
10,000,000	Owl Rock Capital Corp.	03/30/25	4.000	10,487,222
27,070,000	Owl Rock Capital Corp. II1	11/26/24	4.625	28,738,741
20,015,000	Owl Rock Technology Finance Corp.[1]	12/15/25	4.750	21,630,973
17,345,000	PennantPark Investment Corp.	11/01/26	4.000	17,261,169
				628,264,425
	MACHINERY CONSTRUCTION & MINING (0.2%)
24,145,000	Caterpillar Financial Services Corp.	07/07/23	0.650	24,198,290
	MACHINERY-DIVERSIFIED (0.1%)
17,865,000	John Deere Capital Corp.	01/10/22	3.200	17,964,511
	MEDIA (0.4%)
49,392,000	Charter Communications Operating LLC / Charter Communications Operating Capital	07/23/22	4.464	50,397,547
	OIL & GAS (1.1%)
35,498,000	Apache Corp.	11/15/25	4.625	38,266,489
61,645,000	Occidental Petroleum Corp.	08/15/22	2.700	62,415,563
17,822,000	Ovintiv Exploration, Inc.	07/01/24	5.625	19,622,905
10,072,000	Woodside Finance, Ltd.[1]	09/15/26	3.700	10,808,062
				131,113,019

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	17

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PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	PHARMACEUTICALS (0.7%)
$28,971,000	AbbVie, Inc.	03/15/22	3.450%	$29,149,332
20,446,000	AbbVie, Inc.	10/01/22	3.250	20,802,752
32,890,000	AbbVie, Inc.	11/21/22	2.300	33,459,665
				83,411,749
	PIPELINES (1.2%)
78,564,000	Energy Transfer LP	02/01/22	5.200	78,564,000
42,750,000	EnLink Midstream Partners, LP	06/01/25	4.150	44,625,870
24,865,000	Northriver Midstream Finance LP Term B1[1]	02/15/26	5.625	25,673,113
				148,862,983
	REAL ESTATE INVESTMENT TRUSTS (0.4%)
23,540,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	23,334,025
19,215,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	20,622,021
				43,956,046
	RETAIL (0.1%)
11,000,000	Nordstrom, Inc.	04/08/24	2.300	11,053,900
	SEMICONDUCTORS (0.3%)
33,545,000	ams AG1	07/31/25	7.000	35,515,769
	SOFTWARE (1.5%)
104,097,000	Oracle Corp.	05/15/22	2.500	104,928,236
72,910,000	VMware, Inc.	08/21/22	2.950	74,132,329
				179,060,565
	TELECOMMUNICATIONS (0.8%)
100,479,000	AT&T, Inc.	06/30/22	3.000	101,665,834
	TRANSPORTATION (0.3%)
41,623,000	Union Pacific Corp.	07/15/22	4.163	42,340,039
	Total Corporate Bonds (Cost $5,028,763,982)			5,107,494,928
	EXCHANGE-TRADED FUNDS (3.5%)
4,950,000	iShares 1-5 Year Investment Grade Corporate Bond ETF			268,785,000
4,900,000	SPDR Portfolio Short Term Corporate Bond ETF			152,439,000
	Total Exchange-Traded Funds (Cost $425,467,000)			421,224,000

The accompanying notes are an integral part of these financial statements.

18

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PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (11.5%)
$36,085,000	AAdvantage Loyality IP, Ltd. (3-Month USD-LIBOR + 4.750%)[2]	04/20/28	5.500%	$37,562,320
21,931,314	Allen Media LLC (Entertainment Studios) (3-Month USD-LIBOR + 5.500%)[2]	02/10/27	5.632	21,913,111
47,291,088	Asplundh Tree Expert LLC (1-Month USD-LIBOR + 1.750%)[2]	09/07/27	1.837	47,048,012
12,000,000	Avantor Funding, Inc. Term B5 (3-Month USD-LIBOR + 2.250%)[2]	11/08/27	2.750	11,990,040
20,775,495	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 1.750%)[2]	01/15/25	2.500	20,744,747
14,887,500	Avolon TLB Borrower 1 (US) LLC Term B5 (1-Month USD-LIBOR + 2.250%)[2]	12/01/27	2.750	14,898,666
56,503,132	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.) Term B3 (3-Month USD-LIBOR + 1.750%)[2]	06/01/24	1.882	56,361,874
10,892,596	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%)[2]	10/31/24	4.500	10,851,749
139,659,618	Boeing Co. (3-Month USD-LIBOR + 1.250%)[2]	02/07/22	1.366	139,436,163
36,341,206	Buckeye Partners LP Term B1 (1-Month USD-LIBOR + 2.250%)[2]	11/01/26	2.334	36,155,139
36,546,488	Charter Communications Operating LLC (CCo. Safari LLC) Term B1 (1-Month USD-LIBOR + 1.750%)[2]	04/30/25	1.840	36,491,668
24,491,572	Clarios Global LP (1-Month USD-LIBOR + 3.250%)[2]	04/30/26	3.337	24,328,213
36,682,945	Clean Harbors, Inc. (3-Month USD-LIBOR + 1.750%)[2]	06/28/24	1.837	36,672,673
10,000,000	Clean Harbors, Inc. (1-Month USD-LIBOR + 2.000%)[2]	10/08/28	2.087	9,993,800
24,975,000	DaVita, Inc. Term A (1-Month USD-LIBOR + 1.500%)[2]	08/12/24	1.587	24,787,688
16,411,006	Dell International LLC Term B2 (1-Month USD-LIBOR + 1.750%)[2]	09/19/25	2.000	16,398,370
25,891,030	Delos Finance S.a r.l. (3-Month USD-LIBOR + 1.750%)[2].	10/06/23	1.882	25,854,524
38,650,623	Eastern Power LLC (TPF II LC, LLC) (3-Month USD-LIBOR + 3.750%)[2]	10/02/25	4.750	34,193,819
48,378,981	Elanco Animal Health, Inc. (1-Month USD-LIBOR + 1.750%)[2]	08/01/27	1.832	47,946,956
2,562,217	EnLink Midstream Partners, LP (1-Month USD-LIBOR + 1.500%)[2]	12/10/21	1.586	2,555,812
3,990,000	HCA, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	06/30/28	1.837	4,009,950
4,846,602	Icon Plc. (3-Month USD-LIBOR + 2.500%)[2]	07/03/28	3.000	4,846,069
19,452,498	Icon Plc. (3-Month USD-LIBOR + 2.500%)[2]	07/03/28	3.000	19,450,358
33,913,415	Iridium Satellite LLC Term B2 (1-Month USD-LIBOR + 2.500%)[2]	11/04/26	3.250	33,934,781

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	19

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PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$36,962,363	Jazz Pharmaceuticals, Inc. (1-Month USD-LIBOR + 3.500%)[2]	05/05/28	4.000%	$37,008,565
52,745,719	Lumen Technologies, Inc. Term A (1-Month USD-LIBOR + 2.000%)[2]	01/31/25	2.087	52,416,058
22,876,096	Lumen Technologies, Inc. Term B (1-Month USD-LIBOR + 2.250%)[2]	03/15/27	2.337	22,571,158
36,785,000	MPH Acquisition Holdings LLC (3-Month USD-LIBOR + 4.250%)[2]	09/01/28	4.750	35,834,843
38,805,737	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[2]	10/01/25	3.382	38,713,767
27,325,000	NVA Holdings, Inc. Term A3 (1-Month USD-LIBOR + 1.750%)[2]	02/20/23	1.875	27,188,375
28,196,803	NVA Holdings, Inc. Term A5 (1-Month USD-LIBOR + 2.000%)[2]	02/19/25	2.125	27,632,867
53,610,638	Organon & Co. (3-Month USD-LIBOR + 3.000%)[2]	06/02/28	3.500	53,711,426
23,003,125	Owens-Illinois Group, Inc. (1-Month USD-LIBOR + 1.500%)[2]	06/25/24	1.587	22,830,602
56,715,000	PPD, Inc. (1-Month USD-LIBOR + 2.000%)[2]	01/13/28	2.500	56,582,287
7,549,364	RPI Intermediate Finance Trust Term B1 (1-Month USD-LIBOR + 1.750%)[2]	02/11/27	1.837	7,522,941
45,000,000	SkyMiles IP, Ltd. (3-Month USD-LIBOR + 3.750%)[2]	10/20/27	4.750	47,899,800
13,881,043	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	1.837	13,727,797
9,775,789	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	1.837	9,667,865
8,160,113	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	1.837	8,056,076
17,580,338	UGI Energy Services LLC (1-Month USD-LIBOR + 3.750%)[2]	08/13/26	3.837	17,635,364
48,381,875	United AirLines, Inc. Term B (3-Month USD-LIBOR + 3.750%)[2]	04/21/28	4.500	49,029,708
20,998,381	Vistra Operations Co. LLC (Tex Operations Co. LLC) (1-Month USD-LIBOR + 1.750%)[2]	12/31/25	1.840	20,788,397
40,338,824	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	05/30/25	1.837	40,041,930
62,963,781	Wynn Resorts, Ltd. Term A (1-Month USD-LIBOR + 1.750%)[2]	09/20/24	1.840	61,704,505
20,938,603	Zebra Buyer LLC (3-Month USD-LIBOR + 3.250%)[2]	04/21/28	3.750	20,979,643
	Total Loan Participations and Assignments (Cost $1,391,156,699)			1,389,970,476

The accompanying notes are an integral part of these financial statements.

20

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PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (1.3%)
$110,000	Indiana Health & Educational Facilities Financing Authority, Revenue Bonds[2,3]	11/15/31	1.750%	$110,000
7,070,000	Indiana Health & Educational Facilities Financing Authority, Revenue Bonds[2,3]	11/15/31	1.750	7,070,000
10,100,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[2]	01/01/24	0.758	10,191,292
14,775,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	17,087,806
119,055,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[2]	09/15/27	0.767	119,658,073
	Total Municipal Bonds (Cost $152,425,297)			154,117,171
	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.7%)
25,058,730	Cascade Funding Mortgage Trust 2019-RM3[1,2,3]	06/25/69	2.800	25,252,900
5,872,208	Pepper Residential Securities Trust No. 23A (1-Month USD-LIBOR + 0.950%)[1,2]	08/18/60	1.036	5,786,237
3,521,790	Pepper Residential Securities Trust No. 24A (1-Month USD-LIBOR + 0.900%)[1,2]	11/18/60	0.986	3,530,701
13,236,373	RESIMAC Premier 2019-2A (1-Month USD-LIBOR + 0.950%)[1,2]	02/10/51	1.034	13,043,889
12,706,762	RESIMAC Premier 2020-1A (1-Month USD-LIBOR + 1.050%)[1,2]	02/07/52	1.136	12,754,561
16,817,296	RESIMAC Premier 2021-1A (1-Month USD-LIBOR + 0.700%)[1,2]	07/10/52	0.784	16,801,890
11,445,920	RMF Proprietary Issuance Trust 2019-1[1,2,3]	10/25/63	2.750	11,304,473
	Total Residential Mortgage Backed Securities (Cost $88,568,422)			88,474,651
	U.S. GOVERNMENT AGENCY OBLIGATIONS (2.0%)
25,622,000	Federal Farm Credit Banks Funding Corp.	08/25/25	0.610	25,291,639
46,000,000	Federal Home Loan Mortgage Corp.	05/19/23	0.250	45,913,119
50,168,000	Federal Home Loan Mortgage Corp.	10/27/25	0.600	49,199,402
36,490,000	Federal Home Loan Mortgage Corp.	10/27/25	0.625	35,815,049
45,500,000	Federal Home Loan Mortgage Corp.	11/12/25	0.600	44,861,639
29,040,000	Federal Home Loan Mortgage Corp.	11/25/25	0.625	28,665,337
30,617	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.761%)[2]	04/01/36	2.118	31,821

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	21

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PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$13,568	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month USD-LIBOR + 1.740%)[2]	12/01/36	1.990%	$13,651
17,065	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.745%)[2]	01/01/37	2.120	17,234
3,646,697	Federal National Mortgage Association (FNMA)	07/01/35	5.000	4,157,761
229,452	Federal National Mortgage Association (FNMA)	11/01/35	5.500	267,995
29,946	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.992%)[2]	07/01/36	2.242	31,919
61,863	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.722%)[2]	09/01/36	1.972	65,330
27,298	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.754%)[2]	01/01/37	2.129	27,696
213,479	Federal National Mortgage Association (FNMA)	08/01/37	5.500	248,610
2,548,593	Federal National Mortgage Association (FNMA)	08/01/37	5.500	2,947,755
1,046,482	Federal National Mortgage Association (FNMA)	06/01/40	6.500	1,207,873
6,306	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	1.625	6,508
	Total U.S. Government Agency Obligations (Cost $241,082,885)			238,770,338
	U.S. TREASURY BILLS (21.2%)
500,000	U.S. Treasury Bill[6]	11/04/21	0.000	499,998
198,000,000	U.S. Treasury Bill[6]	11/12/21	0.000	197,998,274
210,500,000	U.S. Treasury Bill[6]	11/18/21	0.000	210,498,020
268,000,000	U.S. Treasury Bill[6]	11/26/21	0.000	267,993,417
210,000,000	U.S. Treasury Bill[6]	12/16/21	0.000	209,991,516
138,000,000	U.S. Treasury Bill[6]	12/30/21	0.000	137,980,775
185,500,000	U.S. Treasury Bill[6]	01/06/22	0.000	185,476,987
182,250,000	U.S. Treasury Bill[6]	01/13/22	0.000	182,227,026
173,050,000	U.S. Treasury Bill[6]	02/03/22	0.000	173,024,582
138,750,000	U.S. Treasury Bill[6]	02/10/22	0.000	138,728,589
120,600,000	U.S. Treasury Bill[6]	02/17/22	0.000	120,580,553
198,750,000	U.S. Treasury Bill[6]	03/10/22	0.000	198,707,269
153,000,000	U.S. Treasury Bill[6]	03/24/22	0.000	152,963,939
138,250,000	U.S. Treasury Bill[6]	04/07/22	0.000	138,215,332
203,000,000	U.S. Treasury Bill[6]	04/14/22	0.000	202,943,357
55,000,000	U.S. Treasury Bill[6,7]	04/21/22	0.000	54,983,672
	Total U.S. Treasury Bills (Cost $2,572,887,684)			2,572,813,306

The accompanying notes are an integral part of these financial statements.

22

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

	Interest Rate	Value
TOTAL INVESTMENTS (Cost $12,140,541,463)[8]	100.9%	$12,211,377,642
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)%	(113,648,101)
NET ASSETS	100.0%	$12,097,729,541

____________

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at October 31, 2021 was $3,478,486,746 or 28.8% of net assets.

[2] Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the October 31, 2021 coupon or interest rate.
[3] This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4] Security that used significant unobservable inputs to determine fair value.
[5] Security is perpetual in nature and has no stated maturity date.
[6] Security issued with zero coupon. Income is recognized through accretion of discount.
[7] All or a portion of this security is held at the broker as collateral for open futures contracts.
[8]

The aggregate cost of investments (including derivatives, if any) for federal income tax purposes is $12,150,124,522, the aggregate gross unrealized appreciation is $113,038,375 and the aggregate gross unrealized depreciation is $42,202,511, resulting in net unrealized appreciation of $70,835,864.

Abbreviations:
CMT – Constant Maturity Treasury.
FHLMC – Federal Home Loan Mortgage Corporation.
FNMA – Federal National Mortgage Association.
GNMA – Government National Mortgage Association.
LIBOR – London Interbank Offered Rate.
SOFR – Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	23

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at October 31, 2021:

	Number				Unrealized
	of	Expiration	Notional	Market	Gain /
Description	Contracts	Date	Amount	Value	(Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	900	December 2021	$198,171,137	$197,325,000	$846,137
U.S. Treasury 5-Year Notes	4,400	December 2021	543,989,107	535,700,000	8,289,107
U.S. Treasury 10-Year Notes	160	December 2021	21,360,000	20,912,500	447,500
					$9,582,744

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

The accompanying notes are an integral part of these financial statements.

24

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	25

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of October 31, 2021
Asset Backed Securities	$—	$1,801,819,391	$62,676,293	$1,864,495,684
Commercial Mortgage Backed Securities	—	374,017,088	—	374,017,088
Corporate Bonds	—	5,107,494,928	—	5,107,494,928
Exchange-Traded Funds	421,224,000	—	—	421,224,000
Loan Participations and Assignments	—	1,389,970,476	—	1,389,970,476
Municipal Bonds	—	154,117,171	—	154,117,171
Residential Mortgage Backed Securities	—	88,474,651	—	88,474,651
U.S. Government Agency Obligations	—	238,770,338	—	238,770,338
U.S. Treasury Bills	—	2,572,813,306	—	2,572,813,306
Total Investment, at value .	$421,224,000	$11,727,477,349	$62,676,293	$12,211,377,642
Other Financial Instruments, at value
Financial Futures Contracts	$9,582,744	$—	$—	$9,582,744
Other Financial Instruments, at value.	$9,582,744	$—	$—	$9,582,744

The accompanying notes are an integral part of these financial statements.

26

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the year ended October 31, 2021:

	Asset Backed Securities	Loan Participations and Assignments	Total
Balance as of October 31, 2020	$71,714,438	$29,455,128	$101,169,566
Purchases	—	—	—
Sales / Paydowns	(22,363,356)	(27,512,570)	(49,875,926)
Realized gains (losses)	1,377	35,321	36,698
Change in unrealized appreciation (depreciation)	36,624	555,207	591,831
Amortization	48,140	22,725	70,865
Transfers from Level 3	—	(2,555,811)	(2,555,811)
Transfers to Level 3	13,239,070	—	13,239,070
Balance as of October 31, 2021	$62,676,293	$—	$62,676,293

The Fund’s investments classified as Level 3 were either single broker quoted or valued using a model approach, including the Fund’s assumptions in determining their fair value.

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	27

BBH LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2021

ASSETS:
Investments in securities, at value (Cost $12,140,541,463)	$12,211,377,642
Cash	2,776,777
Cash collateral for futures contracts	100,000
Receivables for:
Interest	45,439,882
Shares sold	8,352,117
Investment advisory and administrative fee waiver reimbursement	85,485
Investments sold	18,132
Other	1,022,173
Prepaid assets	79,380
Total Assets	12,269,251,588
LIABILITIES:
Payables for:
Investments purchased	158,841,429
Shares redeemed	8,360,653
Investment advisory and administrative fees	2,579,436
Dividends declared	1,146,157
Custody and fund accounting fees	261,362
Shareholder servicing fees	111,427
Futures variation margin on open contracts	102,672
Professional fees	86,275
Transfer agent fees	13,226
Board of Trustees' fees	1,111
Accrued expenses and other liabilities	18,299
Total Liabilities	171,522,047
NET ASSETS	$12,097,729,541
Net Assets Consist of:
Paid-in capital	$12,082,507,669
Retained earnings	15,221,872
Net Assets	$12,097,729,541

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($655,707,480 ÷ 63,514,076 shares outstanding)	$10.32
CLASS I SHARES
($11,442,022,061 ÷ 1,108,888,145 shares outstanding)	$10.32

The accompanying notes are an integral part of these financial statements.

28

BBH LIMITED DURATION FUND

STATEMENT OF OPERATIONS

For the year ended October 31, 2021

NET INVESTMENT INCOME:
Income:
Dividends	$4,205,311
Interest income	177,480,149
Other income	1,631,545
Total Income	183,317,005
Expenses:
Investment advisory and administrative fees	25,619,922
Shareholder servicing fees	1,101,833
Custody and fund accounting fees	976,379
Board of Trustees' fees	119,301
Professional fees	93,915
Transfer agent fees	74,199
Miscellaneous expenses	480,172
Total Expenses	28,465,721
Investment advisory and administrative fee waiver	(746,522)
Net Expenses	27,719,199
Net Investment Income	155,597,806
NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments in securities	(13,302,188)
Net realized gain on futures contracts	7,539,469
Net realized loss on investments in securities and futures contracts	(5,762,719)
Net change in unrealized appreciation/(depreciation) on investments in securities	63,310,214
Net change in unrealized appreciation/(depreciation) on futures contracts	7,561,819
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	70,872,033
Net Realized and Unrealized Gain	65,109,314
Net Increase in Net Assets Resulting from Operations	$220,707,120

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	29

BBH LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended October 31,
	2021	2020
INCREASE IN NET ASSETS:
Operations:
Net investment income	$155,597,806	$176,679,793
Net realized gain (loss) on investments in securities and futures contracts	(5,762,719)	4,229,221
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	70,872,033	(54,311,352)
Net increase in net assets resulting from operations	220,707,120	126,597,662
Dividends and distributions declared:
Class N	(8,039,596)	(9,638,723)
Class I	(145,689,084)	(166,935,856)
Total dividends and distributions declared	(153,728,680)	(176,574,579)
Share transactions:
Proceeds from sales of shares[1]	7,111,674,362	4,159,732,686
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	32,811,791	37,126,855
Cost of shares redeemed[1]	(3,185,266,679)	(3,215,918,972)
Net increase in net assets resulting from share transactions	3,959,219,474	980,940,569
Total increase in net assets	4,026,197,914	930,963,652

NET ASSETS:
Beginning of year	8,071,531,627	7,140,567,975
End of year	$12,097,729,541	$8,071,531,627

________________

[1]	Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

30

BBH LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each year.

	For the years ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$10.23	$10.26	$10.15	$10.19	$10.13
Income from investment operations:
Net investment income[1]	0.15	0.24	0.30	0.26	0.21
Net realized and unrealized gain (loss)	0.09	(0.03)	0.11	(0.06)	0.05
Total income from investment operations	0.24	0.21	0.41	0.20	0.26
Less dividends and distributions:
From net investment income	(0.15)	(0.24)	(0.30)	(0.24)	(0.20)
Total dividends and distributions	(0.15)	(0.24)	(0.30)	(0.24)	(0.20)
Net asset value, end of year	$10.32	$10.23	$10.26	$10.15	$10.19
Total return[2]	2.38%	2.06%	4.14%	2.03%	2.64%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$656	$461	$371	$275	$72
Ratio of expenses to average net assets before reductions	0.49%	0.49%	0.51%	0.50%	0.67%
Fee waiver	(0.14)%[3]	(0.14)%[3]	(0.16)%[3]	(0.15)%[3]	(0.27)%[3]
Expense offset arrangement	0.00%	0.00%	(0.00)%[4]	(0.00)%[4]	(0.00)%[4]
Ratio of expenses to average net assets after reductions	0.35%	0.35%	0.35%	0.35%	0.40%
Ratio of net investment income to average net assets	1.48%	2.32%	2.98%	2.52%	2.05%
Portfolio turnover rate	34%	51%	53%	48%	52%

____________

[1]	Calculated using average shares outstanding for the year.
[2]	Assumes the reinvestment of distributions.
[3]

The ratio of expenses to average net assets for the years ended October 31, 2021, 2020, 2019, 2018 and 2017, reflect fees reduced as result of contractual operating expense limitation of the share class. Prior to March 24, 2017, the expense limitation of the share class was 0.48%. Following March 24, 2017, the expense limitation was changed to 0.35%. The agreement is effective for the periods beginning on December 29, 2015 and can be changed at any time at the sole discretion of the Investment Advisor. For the years ended October 31, 2021, 2020, 2019, 2018 and 2017, the waived fees were $746,522, $595,975, $538,703, $242,627 and $132,560, respectively.

[4]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	31

BBH LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class I share outstanding throughout each year.

	For the years ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$10.23	$10.25	$10.15	$10.19	$10.13
Income from investment operations:
Net investment income[1]	0.16	0.24	0.31	0.25	0.22
Net realized and unrealized gain (loss)	0.09	(0.02)	0.10	(0.04)	0.06
Total income from investment operations	0.25	0.22	0.41	0.21	0.28
Less dividends and distributions:
From net investment income	(0.16)	(0.24)	(0.31)	(0.25)	(0.22)
Total dividends and distributions	(0.16)	(0.24)	(0.31)	(0.25)	(0.22)
Net asset value, end of year	$10.32	$10.23	$10.25	$10.15	$10.19
Total return[2]	2.46%	2.24%	4.12%	2.11%	2.77%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$11,442	$7,610	$6,769	$6,000	$6,346
Ratio of expenses to average net assets before reductions	0.27%	0.27%	0.28%	0.27%	0.28%
Expense offset arrangement	0.00%	0.00%	(0.00)%[3]	(0.00)%[3]	(0.00)%[3]
Ratio of expenses to average net assets after reductions	0.27%	0.27%	0.28%	0.27%	0.28%
Ratio of net investment income to average net assets	1.55%	2.40%	3.04%	2.47%	2.17%
Portfolio turnover rate	34%	51%	53%	48%	52%

____________

[1]	Calculated using average shares outstanding for the year.
[2]	Assumes the reinvestment of distributions.
[3]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

32

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2021

1.Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operation on December 22, 2000 and offers two share classes, Class N and Class I. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to provide maximum total return, consistent with preservation of capital and prudent investment management. As of October 31, 2021, there were nine series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

financial statements october 31, 2021	33

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

B.Accounting for Investments and Income. .Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at October 31, 2021, are listed in the Portfolio of Investments.

For the year ended October 31, 2021, the average monthly notional amount of open futures contracts was $1,124,481,281. The range of monthly notional amounts was $763,520,244 to $1,332,100,072.

34

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

Fair Values of Derivative Instruments as of October 31, 2021

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives			Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/(depreciation) on futures contracts	$9,582,744	*	Net unrealized appreciation/(depreciation) on futures contracts	$—

Total		$9,582,744			$—

 ____________________

*

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Interest Rate Risk
Net Realized Gain/(Loss) on Derivatives
Futures Contracts	$7,539,469
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$7,561,819

E.Private Placement Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A or the requirements stated in Regulation S of the 1933 Act ("Private Placement Securities"). A Private Placement Security may be considered illiquid and therefore, under SEC Regulations for open-end investment companies, subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Private Placement Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Private Placement Securities and all investments in Private Placement Securities will be carefully monitored. Information regarding Private Placement Securities is included at the end of the Portfolio of Investments.

financial statements october 31, 2021	35

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

F.Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

36

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2021, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $8,039,596 and $145,689,084 to Class N and Class I shareholders, respectively, during the year ended October 31, 2021.

The tax character of distributions paid during the years ended October 31, 2021 and 2020, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2021:	$153,728,680	$—	$153,728,680	$—	$153,728,680
2020:	176,574,579	—	176,574,579	—	176,574,579

As of October 31, 2021 and 2020, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Book unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2021:	$—	$—	$(55,613,992)	$(9,583,059)	$80,418,923	$15,221,872
2020:	—	—	(59,316,057)	(2,021,635)	9,546,890	(51,790,802)

financial statements october 31, 2021	37

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

The Fund had $55,613,992 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2021, of which $– and $55,613,992, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.Fees and Other Transactions with Affiliates.

A.Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.30% per annum on the first $1 billion of the Fund’s average daily net assets and 0.25% per annum on the Fund’s average daily net assets over $1 billion. For the year ended October 31, 2021, the Fund incurred $25,619,922 for services under the Agreement.

B.Investment Advisory and Administrative Fee Waivers. Effective June 14, 2018 the Investment Adviser has contractually agreed to waive fees and/or reimburse expenses for the Fund’s Class N shares in order to limit total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N to 0.35%. For the year ended October 31, 2021, the Investment Adviser waived fees in the amount of $746,522 for Class N.

38

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

C.Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the year ended October 31, 2021, Class N shares of the Fund incurred $1,101,833 in shareholder servicing fees.

D.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the year ended October 31, 2021, the Fund incurred $976,379 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the year ended October 31, 2021 was $5,699. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the year ended October 31, 2021, was $847. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

E.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2021, the Fund incurred $119,301 in independent Trustee compensation and expense reimbursements.

F.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

financial statements october 31, 2021	39

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

4.Investment Transactions. For the year ended October 31, 2021, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $4,187,842,904 and $2,406,860,522, respectively.

5. Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

	For the year ended October 31, 2021		For the year ended October 31, 2020
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	37,397,145	$386,600,187	38,050,699	$388,416,903
Shares issued in connection with reinvestments of dividends	754,073	7,791,895	911,844	9,267,354
Shares redeemed	(19,724,527)	(203,824,235)	(30,058,670)	(304,777,755)
Net increase	18,426,691	$190,567,847	8,903,873	$92,906,502
Class I
Shares sold	650,852,091	$6,725,074,175	369,593,937	$3,771,315,783
Shares issued in connection with reinvestments of dividends	2,421,793	25,019,896	2,741,019	27,859,501
Shares redeemed	(288,574,356)	(2,981,442,444)	(288,332,500)	(2,911,141,217)
Net increase	364,699,528	$3,768,651,627	84,002,456	$888,034,067

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the years ended October 31, 2021 and October 31, 2020. Specifically:

During the year ended October 31, 2021, 245,206 shares of Class N were exchanged for 245,372 shares of Class I valued at $2,536,380 and 1,144 shares of Class I were exchanged for 1,144 shares of Class N valued at $11,815.

During the year ended October 31, 2020, 815,626 shares of Class N were exchanged for 816,288 shares of Class I valued at $8,142,838 and 22,929 shares of Class I were exchanged for 22,929 shares of Class N valued at $235,706.

40

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

6.Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (illiquid securities risk), or certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The Fund invests in asset-backed and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The Fund may invest in private placement securities that are issued pursuant to Rule 144A or Regulation S which have not been registered with the U.S. Securities and Exchange Commission ("SEC"). These securities may be subject to contractual restrictions which prohibit or limit

financial statements october 31, 2021	41

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

their resale (Private Placement risk). LIBOR is scheduled to be phased out by the end of 2021. The unavailability and/or discontinuation of LIBOR may affect the value, liquidity or return on certain fund investments that mature later than 2021 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the fund’s investments resulting from a substitute reference rate may also adversely affect the fund’s performance and/or net asset value (LIBOR Transition risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

In 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. The rapid development and fluidity of this situation precludes any prediction as its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. Management is monitoring developments relating to COVID-19 and is coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments, and general pandemic response best practices.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.Subsequent Events. BBH, the custodian and fund accountant for the Fund, has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes those services provided to the Fund. The transaction is expected to be completed in the first quarter of 2022, subject to customary closing conditions and regulatory approvals. Investment advisory, portfolio management and administrative services provided to BBH Trust by BBH through its SID are not impacted by the agreement with State Street.

Management has evaluated events and transactions that have occurred since October 31, 2021 through the date the financial statements were issued and determined that there were no other subsequent events that would require recognition or additional disclosure in the financial statements.

42

BBH LIMITED DURATION FUND

DISCLOSURE OF FUND EXPENSES

October 31, 2021 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2021 to October 31, 2021).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statements october 31, 2021	43

BBH LIMITED DURATION FUND

DISCLOSURE OF FUND EXPENSES (continued)

October 31, 2021 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period May 1, 2021 to October 31, 2021[1]
Class N
Actual	$1,000	$1,005	$1.77
Hypothetical[2]	$1,000	$1,023	$1.79

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period May 1, 2021 to October 31, 2021[1]
Class I
Actual	$1,000	$1,005	$1.37
Hypothetical[2]	$1,000	$1,024	$1.38

________________

[1]

Expenses are equal to the Fund’s annualized expense ratio of 0.35% and 0.27% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

44

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST

October 31, 2021 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser

financial statements october 31, 2021	45

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

46

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary

financial statements october 31, 2021	47

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

48

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

financial statements october 31, 2021	49

BBH LIMITED DURATION FUND

ADDITIONAL FEDERAL TAX INFORMATION

October 31, 2021 (unaudited)

The qualified investment income (“QII”) percentage for the year ended October 31, 2021 was 79.25%. In January 2022, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2021. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

50

TRUSTEES AND OFFICERS OF BBH LIMITED DURATION FUND

(unaudited)

Information pertaining to the Trustees and executive officers of the Trust as of October 31, 2021 is set forth below. The mailing address for each Trustee is c/o BBH Trust, 140 Broadway, New York, NY 10005.

Name and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Independent Trustees
H. Whitney Wagner Birth Year: 1956	Chairman of the Board and Trustee	Chairman Since 2014; Trustee Since 2007 and 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment adviser.	9	None.
Andrew S. Frazier Birth Year: 1948	Trustee	Since 2010	Retired.	9	None.
Mark M. Collins Birth Year: 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment adviser.	9	Chairman of Dillon Trust Company.
John M. Tesoro Birth Year: 1952	Trustee	Since 2014	Retired.	9	Trustee, Bridge Builder Trust (8 Funds); Director, Teton Advisors, Inc. (a registered investment adviser).
Joan A. Binstock Birth Year: 1954	Trustee	Since 2019	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Advisers Counsel (2018- present).	9	Independent Director, Morgan Stanley Direct Lending Fund; KKR Real Estate Interval Fund.

FINANCIAL STATEMENTS OCTOBER 31, 2021	51

TRUSTEES AND OFFICERS OF BBH LIMITED DURATION FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Interested Trustees
Susan C. Livingston+ 50 Post Office Square Boston, MA 02110 Birth Year: 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) for BBH&Co.	9	None.
John A. Gehret+ 140 Broadway New York, NY 10005 Birth Year: 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012-present).	9	None.

52

TRUSTEES AND OFFICERS OF BBH LIMITED DURATION FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Year: 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Year: 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2011.
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Year: 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Year: 1959	Chief Compliance Officer (“CCO”)	Since 2015	Senior Vice President of BBH&Co. since 2015.
Kristin Marvin 140 Broadway New York, NY 10005 Birth Year: 1981	Anti-Money Laundering Officer (“AMLO”)	Since 2021	Assistant Vice President of BBH&Co. since March 2020; Program Manager, Ares Management Corporation, April 2015 - March 2020.

FINANCIAL STATEMENTS OCTOBER 31, 2021	53

TRUSTEES AND OFFICERS OF BBH LIMITED DURATION FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel of BBH&Co. since 2005.
Crystal Cheung 140 Broadway New York, NY 10005 Birth Year: 1974	Assistant Treasurer	Since 2018	Assistant Vice President of BBH&Co. since 2016; joined BBH&Co. in 2014.
Dania C. Piscetta 50 Post Office Square Boston, MA 02110 Birth Year: 1989	Assistant Secretary	Since 2021

Assistant Vice President of BBH&Co. since 2021; joined BBH&Co. in 2021; Assistant Vice President and Legal Associate of Wellington Management Company LLP, April 2018 - March 2021; Senior Compliance Analyst, Fidelity Investments, May 2016 – April 2018.

________________

#

All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Mr. Wagner previously served on the Board of Trustees of the Predecessor Trust.

+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partner and Limited Partner of BBH&Co., respectively.
^	The Fund Complex consists of the Trust, which has nine series, and each is counted as one “Portfolio” for purposes of this table.

54

BBH LIMITED DURATION FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

October 31, 2021 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 11, 2020 to review the liquidity risk management program (the “Program”) applicable to the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with an annual report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from June 1, 2019 through January 31, 2020.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Program reporting period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Program reporting period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

FINANCIAL STATEMENTS OCTOBER 31, 2021	55

BBH LIMITED DURATION FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

October 31, 2021 (unaudited)

There were no material changes to the Program during the reporting period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the reporting period.

56

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Annual Report

OCTOBER 31, 2021

BBH Income Fund

BBH INCOME FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

October 31, 2021

Intermediate-term corporate indexes eked out paltry gains, as risk spreads compressed and credit-related performance just offset the impact of rising rates. This created an accommodative environment for active fixed income strategies to outperform market indexes. We are proud to report that the BBH Income Fund gained 4.64% during its fiscal year, exceeding the -0.48% return of the Bloomberg U.S. Aggregate Index and ranking in the 6th percentile out of 611 funds of its competitive Morningstar Intermediate Core-Plus Bond fund peer group.*

Longer-term interest rates spiked and credit risk spreads narrowed substantially during the first few months of the fiscal year when markets were still recovering from the depths of the COVID-19 pandemic. Increased optimism over the advent of vaccinations returned investors to risk-taking instruments. Following those initial large moves in the fall and winter, the optimism dampened, but Investment-grade and high-yield credit spreads eventually narrowed to levels not seen since the 1990s.

Our highly selective and valuation-focused approach made it increasingly challenging to source new opportunities in mainstream bond sectors in this market. The Fund's spread duration, a measure of how sensitive the portfolio value is to changes in “credit spreads” (the additional yield on credit instruments over a comparable-maturity Treasury), declined in tandem with the reduction of attractive opportunities. The Fund's spread duration was 4.2 years at the start of the fiscal year and reached a low of 3.4 years on September 30, 2021.

Despite the challenging environment, we were able to identify and invest in many credits that were durable, were fundamentally sound, and offered appealing compensation for the Fund. Those credits tended to reside in less traditional segments of the fixed income market, such as nontraditional asset-backed securities  (ABS)**, business development company debt, and corporate loans. These sectors tend to be less trafficked by overseas investors, and thus offer higher yields to investors willing to search out and research them. One shared characteristic among many of these better opportunities is a relatively short duration profile (including lower “spread duration”, as discussed above), which protects the Fund somewhat from a sharp upward movement in spreads. The Fund’s allocation to, and selection within, these segments were notable contributors to performance results over the past year.

Heavy issuance was a distinguishing feature of the past 12 months, as the lower rate environment combined with increased investor appetite for yield to fuel record levels of issuance in several market sectors, including corporate bonds, loans, mortgage- and asset-backed securities, and commercial mortgage-backed securities. Issuance in all sectors was met with remarkable demand, with many deals being oversubscribed at their prevailing yields. We maintained our valuation and fundamental research disciplines and participated in issuances only when the yields offered were adequate and our research revealed the issue to be durable – able to perform through a variety of macroeconomic and industry environments. This credit and valuation discipline may seem less necessary in a period of strong growth and tight spread levels, but our experience suggests such discipline is rewarded when market risks re-emerge. It is unfortunately difficult to predict when and how risks events will manifest.

________________

*	Morningstar rankings are based on risk-adjusted returns.
**	Traditional ABS include prime auto backed loans, credit cards and student loans (FFELP). Non-traditional ABS include ABS backed by other collateral types.

financial statements october 31, 2021	3

BBH INCOME FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)

October 31, 2021

We find few value opportunities in longer duration credits, and the Fund’s allocation to such securities has dwindled as credit spreads compressed. We would enjoy having a segment of the portfolio invested in long-dated credit instruments that offered compelling yields. However, we find most longer credits overpriced, and we wait patiently for conditions to change so that longer-dated credit securities offer adequate compensation for the risks assumed. Not coincidentally, our credit exposure resides in shorter duration instruments, and this positioning may provide the benefit of providing a defensive approach to enhancing yield as the markets face prospects of rising rates in the face of mounting inflationary pressures. These positions may provide price stability and generate cash flows that allow for more rapid reinvestment in a changing investment environment.

These credit positions are considered as we construct the portfolio’s total duration profile. We position the Fund to have an interest rate risk profile that differs little from the Fund’s performance benchmark. We achieve this objective through purchasing or selling Treasury futures to gain or reduce exposures to various points of the yield curve. This positioning explains why changes to interest rates had a negligible impact on the Fund’s performance versus its performance benchmark, the Bloomberg Aggregate Index. Instead, the Fund’s outperformance was driven by capturing the above-market yields offered by the credits we purchased.

As we look forward, we balance an opportunistic mindset with the proper caution required in a low yield and risk spread environment. The macroeconomic environment may challenge fixed income returns in the near-term. The Federal Reserve plans to curb new purchases of Treasuries and agency mortgage-backed securities. The fed funds futures market predicts the Federal Reserve will raise policy rates three times in 2022 (by 0.25% in each occurrence). Inflationary pressures seem to be mounting, and while the high levels of recent inflation data may be transitory, near-term inflation may settle at levels higher than what prevailed pre-pandemic. Treasury Inflation-Protected Securities (TIPS) are valued with breakeven inflation rates – the inflation rates that would need to prevail so their yields would equal those of traditional, nominal Treasury securities – of 2.5% – 3.0% at various maturities over the next ten years. Forward-looking forecasts of various inflation indexes estimate annual inflation rates of 2.0% - 2.5% over the next three to four years. With the 2-year Treasury offered at 0.50%, the 10-year Treasury offered at 1.55%, and the average yield of investment-grade corporate bonds at 2.22%, either: current yields rise to offer compensation for inflation or estimates of forward-looking inflation are too high.

We believe the Income Fund is positioned well to perform amidst such risks. The portfolio’s credit composition emphasizes instruments with relatively short duration profiles that are less trafficked by bond market participants and offer higher yields. We believe these positions allow the Fund to enhance income versus traditional alternatives and preserve capital versus predicted inflation levels in a rising-rate environment. The Fund’s duration was 6.81 years, a level consistent with its performance benchmark and peer funds. We believe that this duration profile offers benefits if the forward-looking inflation estimates are too high and affords investors the diversification benefits high-grade bonds tend to offer versus riskier assets in the event of a market disruption. The Fund’s spread duration stood at 3.6 years. This level is lower than where it stood during the depths of pandemic when valuations rewarded increased risk taking, reflecting prudent credit positioning in a thinner value environment.

4

BBH INCOME FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)

October 31, 2021

Contribution figures are presented gross of fees. An investor’s returns will be reduced by fees incurred by the management of the Fund.

The markets appear to be at a delicate balance where yields have stabilized and spreads are at decades-long lows. Macroeconomic risks linger, and the most profound risks may be unidentified by the markets right now. We are confident that our approach and process will allow us to adapt to changes, capitalize on opportunities, and perform through a variety of environments. Thank you for the trust placed in BBH, and we look forward to engaging with you in 2022 and beyond.

________________

The BBH Income Fund was ranked against the following numbers of Intermediate Core-Plus Bond category funds over the following time periods ending 10/31/2021: 611 funds in the last year and 570 funds in the last three years. Class I ranked in the 6th percentile and 2nd percentile for the one and three year periods respectively. Past performance does not guarantee future results.

Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

financial statements october 31, 2021	5

BBH INCOME FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)

October 31, 2021

Growth of $10,000 Invested in BBH Income

The graph below illustrates the hypothetical investment of $10,0001 in the Class I shares of the Fund since inception (June 27, 2018) to October 31, 2021 as compared to the Bloomberg Barclays U.S. Aggregate Bond Index.

The annualized gross expense ratio as shown in the March 1, 2021 prospectus for Class I shares was 0.48%. Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will ﬂuctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reﬂect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For performance current to the most recent month-end please call 1-800-575-1265.

Hypothetical performance results are calculated on a total return basis and include all portfolio income, unrealized and realized capital gains, losses and reinvestment of dividends and other earnings. No one shareholder has actually achieved these results and no representation is being made that any actual shareholder achieved, or is likely to achieve, similar results to those shown. Hypothetical performance does not represent actual trading and may not reﬂect the impact of material economic and market factors. Undue reliance should not be placed on hypothetical performance results in making an investment decision.

________________

[1]

The Fund’s performance assumes the reinvestment of all dividends and distributions. The Bloomberg Barclays U.S. Aggregate Bond Index has been adjusted to reﬂect reinvestment of dividends on securities in the index. The Bloomberg Barclays U.S. Aggregate Bond Index is not adjusted to reﬂect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reﬂected in the Fund’s performance. The index is unmanaged. Investments cannot be made in the index.

6

BBH INCOME FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)

October 31, 2021

Investing in the bond market is subject to certain risks including market, interest-rate, issuer, credit, maturity, call and inflation risk; investments may be worth more or less than the original cost when redeemed. The value of some asset- backed securities and mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates and are subject to prepayment and extension risks, as well as risk that the underlying borrower will be unable to meet its obligations. Below investment grade bonds, commonly known as junk bonds, are subject to a high level of credit and market risks.

The Fund also invests in derivative instruments, investments whose values depend on the performance of the underlying security, assets, interest rate, index or currency and entail potentially higher volatility and risk of loss compared to traditional bond investments.

Foreign investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards. Prices of emerging market securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.

The Fund may engage in certain investment activities that involve the use of leverage, which may magnify losses.

A significant investment of Fund assets within one or more sectors, industries, securities and/or durations may increase its vulnerability to any single economic, political, or regulatory developments, which will have a greater impact on the Fund’s return.

Illiquid investments subject the Fund to the risk that it may not be able to sell the investments when desired or at favorable prices.

To the extent that the Fund experiences a large purchase or redemption on any business day, the Fund’s performance may be adversely affected.

financial statements october 31, 2021	7

BBH INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of BBH Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Income Fund (the "Fund"), one of the funds within BBH Trust, as of October 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from June 27, 2018 (commencement of operations) to October 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from June 27, 2018 (commencement of operations) to October 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the BBH Trust's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the BBH Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The BBH Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the BBH Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

8

BBH INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2021

We have served as the auditor of one or more Brown Brothers Harriman investment companies since 1991.

financial statements october 31, 2021	9

BBH INCOME FUND

PORTFOLIO ALLOCATION

October 31, 2021

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$99,845,443	16.3%
Commercial Mortgage Backed Securities	20,176,636	3.3
Corporate Bonds	266,413,309	43.5
Loan Participations and Assignments	105,802,033	17.3
Municipal Bonds	7,172,624	1.2
Preferred Stocks	8,903,874	1.5
Residential Mortgage Backed Securities	2,583,796	0.4
U.S. Inflation Linked Debt	6,713,281	1.1
U.S. Treasury Bonds and Notes	99,239,416	16.2
U.S. Treasury Bills	4,999,370	0.8
Liabilities in Excess of Other Assets	(9,603,873)	(1.6)
NET ASSETS	$612,245,909	100.0%

All data as of October 31, 2021. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

10

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (16.3%)
$2,640,000	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1	12/20/30	3.199%	$2,634,545
96,578	ACC Trust 2019-2[1]	02/21/23	2.820	96,772
1,133,960	ACC Trust 2020-A1	03/20/23	6.000	1,152,337
1,278,652	Adams Outdoor Advertising LP 2018-1[1]	11/15/48	4.810	1,336,313
206,405	Amur Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	208,009
2,860,000	Antares CLO, Ltd. 2020-1A (3-Month USD-LIBOR + 1.900%)[1,2]	10/23/31	2.024	2,860,061
1,480,000	Ares PBN Finance Co. LLC 2021-1A1,3	10/15/36	6.000	1,484,429
154,977	ARI Fleet Lease Trust 2018-B1	08/16/27	3.220	155,387
529,735	BCC Funding Corp. XVI LLC 2019-1A1	08/20/24	2.460	534,985
1,114,432	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	1,120,376
1,430,000	CARS-DB4 LP 2020-1A1	02/15/50	4.170	1,460,611
1,062,381	CF Hippolyta LLC 2020-1[1]	07/15/60	2.280	1,068,469
1,750,000	CFG Investments, Ltd. 2021-1[1]	05/20/32	5.820	1,780,658
2,000,000	Credit Acceptance Auto Loan Trust 2020-2A1	09/17/29	1.930	2,023,934
2,850,000	DigitalBridge Issuer LLC 2021-1A1	09/25/51	3.933	2,841,766
1,070,000	Elm Trust 2020-3A1	08/20/29	2.954	1,062,453
2,490,000	Elm Trust 2020-4A1	10/20/29	2.286	2,459,319
59,814	Enterprise Fleet Financing LLC 2018-3[1]	05/20/24	3.380	60,000
164,763	FCI Funding LLC 2019-1A1	02/18/31	3.630	166,191
1,174,256	FNA LLC 2019-1[3]	12/10/31	3.000	1,178,719
1,597,984	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	1,603,167
1,517,998	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	1,527,078
4,270,000	Golub Capital Partners ABS Funding, Ltd. 2021-1A1	04/20/29	2.773	4,224,172
1,430,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	1,451,162
1,120,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	1,139,866
523,432	LIAS Administration Fee Issuer LLC 2018-1A	07/25/48	5.956	587,311
690,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	701,141
1,070,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	1,086,125
1,260,000	Monroe Capital ABS Funding, Ltd. 2021-1A1	04/22/31	2.815	1,242,580
1,089,917	NADG NNN Operating LP 2019-1[1]	12/28/49	3.368	1,112,895

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	11

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$2,520,000	New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1[1]	08/15/53	1.426%	$2,510,056
420,622	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate - 0.550%)[1,2]	02/25/44	2.700	414,555
199,526	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate + 0.750%)[1,2]	02/25/44	4.000	193,309
3,960,000	Niagara Park CLO, Ltd. 2019-1A (3-Month USD-LIBOR + 1.000%)[1,2]	07/17/32	1.122	3,963,960
93,904	NMEF Funding LLC 2019-A1	08/17/26	2.730	94,105
2,180,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	2,170,888
365,372	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	365,746
1,540,000	OneMain Financial Issuance Trust 2020-1A1	05/14/32	3.840	1,585,122
5,630,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	5,629,348
1,122,811	Oscar US Funding XI LLC 2019-2A1	09/11/23	2.590	1,131,847
1,051,445	Oxford Finance Funding LLC 2019-1A1	02/15/27	4.459	1,078,028
3,450,000	Oxford Finance Funding LLC 2020-1A1	02/15/28	3.101	3,508,399
1,520,000	Palmer Square Loan Funding, Ltd. 2019-2A (3-Month USD-LIBOR + 2.250%)[1,2]	04/20/27	2.382	1,520,824
1,940,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD-LIBOR + 2.100%)[1,2]	08/20/27	2.231	1,940,047
924,954	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate + -0.500%)[1,2]	12/27/44	2.750	886,220
1,390,000	Republic Finance Issuance Trust 2019-A1	11/22/27	3.430	1,394,334
2,060,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	2,097,435
2,130,000	Sabey Data Center Issuer LLC 2020-1[1]	04/20/45	3.812	2,232,063
1,500,000	Santander Drive Auto Receivables Trust 2020-1	12/15/25	4.110	1,555,540
1,940,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	2,018,513
2,170,533	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	2,264,506
545,294	SWC Funding LLC 2018-1A1,3	08/15/33	4.750	540,614
1,688,525	Textainer Marine Containers VII, Ltd. 2020-1A1	08/21/45	2.730	1,704,735
4,942,445	Thrust Engine Leasing DAC 2021-1A1	07/15/40	4.163	4,844,565
5,990,000	VC 3 LS LP 2021-B3	10/15/41	4.750	5,990,000
2,590,000	VCP RRL ABS I Ltd. 2021-1A1	10/20/31	2.152	2,589,957
2,500,000	World Financial Network Credit Card Master Trust 2019-A	12/15/25	3.140	2,521,256
2,741,010	WRG Debt Funding IV LLC 2020-1[1,3]	07/15/28	6.535	2,738,640
	Total Asset Backed Securities (Cost $99,203,932)			99,845,443

The accompanying notes are an integral part of these financial statements.

12

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PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (3.3%)
$2,190,000	BXMT, Ltd. 2020-FL2 (30-Day SOFR + 1.014%)[1,2]	02/15/38	1.064%	$2,185,839
1,250,000	BXMT, Ltd. 2020-FL3 (30-Day SOFR + 2.664%)[1,2]	03/15/37	2.714	1,255,653
146,085	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2,3]	11/15/31	4.090	145,763
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2]	11/15/31	4.090	590,695
1,375,473	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.750%)[1,2,3]	11/15/31	4.840	1,163,925
600,000	CGMS Commercial Mortgage Trust 2017-MDRB (1-Month USD-LIBOR + 1.750%)[1,2]	07/15/30	1.840	592,850
890,000	Citigroup Commercial Mortgage Trust 2019-SMRT[1]	01/10/36	4.149	943,925
3,540,000	CSMC 2018-SITE[1,2,4]	04/15/36	4,941	3,584,192
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,2,4]	08/05/34	5.629	859,014
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,2,4]	11/15/47	3.903	159,966
3,070,000	Morgan Stanley Capital I Trust 2019-BPR (1-Month USD-LIBOR + 1.400%)[1,2]	05/15/36	1.490	3,042,547
890,000	STWD, Ltd. 2019-FL1 (30-Day SOFR + 1.714%)[1,2]	07/15/38	1.764	889,923
1,561,269	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,2]	11/15/37	1.216	1,560,801
300,000	UBS-BAMLL Trust 2012-WRM[1]	06/10/30	3.663	301,162

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	13

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PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$2,915,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL (1-Month USD-LIBOR + 1.340%)[1,2]	02/15/37	1.430%	$2,900,381
	Total Commercial Mortgage Backed Securities (Cost $20,656,657)			220,176,636
	CORPORATE BONDS (43.5%)
	AEROSPACE/DEFENSE (1.4%)
2,220,000	BAE Systems , Plc.[1]	04/15/30	3.400	2,373,820
3,250,000	Boeing Co.	05/01/23	4.508	3,407,340
2,700,000	Boeing Co.	02/01/28	3.250	2,827,147
				8,608,307
	AIRLINES (0.5%)
1,990,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.[1]	04/20/26	5.500	2,087,510
880,000	Delta Air Lines, Inc./ SkyMiles IP, Ltd.[1]	10/20/28	4.750	977,179
				3,064,689
	AUTO MANUFACTURERS (0.5%)
3,080,000	Ford Motor Credit Co. LLC	11/13/25	3.375	3,164,700
	BANKS (4.0%)
1,155,000	ANZ New Zealand Int'l, Ltd., London Branch[1]	03/19/24	3.400	1,222,575
1,365,000	Bank of New Zealand[1]	02/20/24	3.500	1,442,346
1,735,000	HSBC Holdings, Plc	03/31/30	4.950	2,042,619
1,140,000	HSBC Holdings, Plc (SOFR + 2.387%)[2]	06/04/31	2.848	1,158,139
2,020,000	JPMorgan Chase & Co. (SOFR + 1.585%)[2]	03/13/26	2.005	2,058,530
2,340,000	Lloyds Banking Group, Plc	05/08/25	4.450	2,574,777
2,440,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	2,434,818
1,410,000	Morgan Stanley (SOFR + 1.990%)[2]	04/28/26	2.188	1,443,148
505,000	Santander Holdings USA, Inc.	12/03/21	4.450	506,446
810,000	Santander Holdings USA, Inc.	03/28/22	3.700	817,792
6,100,000	US Bancorp (5-Year CMT Index + 2.541%)[2,5]		3.700	6,075,905
1,245,000	Wells Fargo & Co. (SOFR + 2.000%)[2]	04/30/26	2.188	1,272,367
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[2]	06/02/28	2.393	1,184,068
				24,233,530
	BEVERAGES (0.3%)
1,310,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/39	5.450	1,721,065
	BIOTECHNOLOGY (0.2%)
1,395,000	Amgen, Inc.	02/21/27	2.200	1,422,841

The accompanying notes are an integral part of these financial statements.

14

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PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BUILDING MATERIALS (0.9%)
$2,804,000	Builders FirstSource, Inc.[1]	06/01/27	6.750%	$2,954,715
2,530,000	James Hardie International Finance DAC[1]	01/15/28	5.000	2,631,200
				5,585,915
	DIVERSIFIED FINANCIAL SERVICES (4.9%)
2,160,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/29/24	1.750	2,161,811
485,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/15/27	4.625	539,623
2,530,000	Air Lease Corp.	01/15/22	3.500	2,545,028
3,055,000	Alliance Data Systems Corp.[1]	12/15/24	4.750	3,125,243
2,330,000	Aviation Capital Group LLC[1]	12/15/24	5.500	2,586,445
2,685,000	Avolon Holdings Funding, Ltd.[1]	07/01/24	3.950	2,831,445
925,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	1,036,265
2,475,000	Brightsphere Investment Group, Inc.	07/27/26	4.800	2,534,931
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,548,524
840,000	Credit Acceptance Corp.[1]	12/31/24	5.125	858,900
1,400,000	Credit Acceptance Corp.	03/15/26	6.625	1,457,750
2,485,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	2,551,949
2,665,000	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.[1]	12/15/22	6.375	2,677,845
2,655,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	2,698,874
				30,154,633
	ELECTRIC (2.4%)
5,065,000	Edison International (5-Year CMT Index + 4.698%)[2,5]		5.375	5,229,612
2,800,000	Electricite de France S.A.[1]	09/21/28	4.500	3,214,108
2,095,000	Narragansett Electric Co.[1]	04/09/30	3.395	2,255,726
1,060,000	PacifiCorp	04/01/24	3.600	1,121,521
2,500,000	Vistra Operations Co. LLC[1]	07/31/27	5.000	2,562,500
				14,383,467
	HEALTHCARE-SERVICES (3.4%)
1,280,000	Advocate Health & Hospitals Corp.	06/15/50	3.008	1,333,786
1,930,000	Ascension Health	11/15/29	2.532	2,007,728
825,000	Centene Corp.	12/15/27	4.250	864,188

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	15

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PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	HEALTHCARE-SERVICES (continued)
$1,750,000	Franciscan Missionaries of Our Lady Health System, Inc.	07/01/49	3.914%	$2,053,877
6,675,000	MEDNAX, Inc.[1]	01/15/27	6.250	6,999,205
2,085,000	Orlando Health Obligated Group	10/01/50	3.327	2,245,607
2,545,000	PeaceHealth Obligated Group	11/15/50	3.218	2,705,633
2,490,000	Sutter Health	08/15/30	2.294	2,500,942
				20,710,966
	INSURANCE (7.6%)
4,175,000	Aegon NV (6-Month USD-LIBOR + 3.540%)[2]	04/11/48	5.500	4,848,217
2,880,000	Ascot Group, Ltd.[1]	12/15/30	4.250	3,008,182
2,035,000	Athene Global Funding[1]	06/29/25	2.550	2,104,731
4,295,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[2]	01/15/40	4.900	4,536,782
1,600,000	Enstar Finance LLC (5-Year CMT Index + 5.468%)[2]	09/01/40	5.750	1,688,000
3,145,000	Enstar Group, Ltd.	06/01/29	4.950	3,546,358
2,195,000	Fairfax Financial Holdings, Ltd.	04/29/30	4.625	2,461,434
4,765,000	Fidelis Insurance Holdings, Ltd. (5-Year CMT Index + 6.323%)[1,2]	04/01/41	6.625	5,217,675
1,180,000	New York Life Insurance Co.[1]	05/15/50	3.750	1,353,539
3,708,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[2]	10/01/50	4.500	3,958,437
2,995,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	3,101,697
4,830,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%)[1,2]	04/02/49	5.000	5,466,352
2,520,000	Teachers Insurance & Annuity Association of America[1]	05/15/50	3.300	2,670,034
2,660,000	United Insurance Holdings Corp	12/15/27	6.250	2,792,773
				46,754,211

The accompanying notes are an integral part of these financial statements.

16

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PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INVESTMENT COMPANIES (8.6%)
$2,960,000	Apollo Investment Corp.	07/16/26	4.500%	$2,950,565
1,680,000	BlackRock TCP Capital Corp.	08/23/24	3.900	1,769,714
200,000	Business Development Corp. of America[1]	12/30/22	4.750	205,778
2,930,000	Business Development Corp. of America[1]	12/15/24	4.850	3,129,531
2,490,000	Capital Southwest Corp.	01/31/26	4.500	2,632,627
1,635,000	CION Investment Corp.[3]	02/11/26	4.500	1,637,961
5,725,000	Fairfax India Holdings Corp.[1]	02/26/28	5.000	5,667,750
1,145,000	FS KKR Capital Corp.	07/15/24	4.625	1,223,953
1,370,000	FS KKR Capital Corp.	02/01/25	4.125	1,446,846
3,450,000	FS KKR Capital Corp.[1]	02/14/25	4.250	3,631,030
2,330,000	Gladstone Capital Corp.	01/31/26	5.125	2,463,975
3,580,000	Golub Capital BDC, Inc.	04/15/24	3.375	3,708,991
3,465,000	Main Street Capital Corp.	05/01/24	5.200	3,741,922
2,095,000	OFS Capital Corp.	02/10/26	4.750	2,122,866
1,445,000	Owl Rock Capital Corp. II1	11/26/24	4.625	1,534,078
3,495,000	Owl Rock Technology Finance Corp.[1]	06/30/25	6.750	3,977,507
470,000	Owl Rock Technology Finance Corp.[1]	12/15/25	4.750	507,947
2,535,000	PennantPark Floating Rate Capital, Ltd	04/01/26	4.250	2,544,001
3,025,000	Saratoga Investment Corp.	02/28/26	4.375	3,107,044
3,050,000	Silver Point Specialty Credit Fund, L.P.[3]	11/04/26	4.000	3,050,000
1,775,000	Stellus Capital Investment Corp.	03/30/26	4.875	1,845,533
				52,899,619
	OIL & GAS (2.6%)
2,010,000	Apache Corp.	11/15/25	4.625	2,166,760
2,280,000	Equinor ASA	04/06/25	2.875	2,403,141
860,000	Equinor ASA	05/22/30	2.375	880,983
2,610,000	Exxon Mobil Corp.	03/19/30	3.482	2,889,819
5,000,000	Occidental Petroleum Corp.	08/15/24	2.900	5,093,500
2,315,000	Ovintiv Exploration, Inc.	07/01/24	5.625	2,548,930
				15,983,133
	PHARMACEUTICALS (0.6%)
1,695,000	AbbVie, Inc.	05/14/25	3.600	1,817,327
455,000	AbbVie, Inc.	05/14/35	4.500	538,125
450,000	AbbVie, Inc.	05/14/36	4.300	521,976
730,000	Bausch Health Cos., Inc.[1]	06/01/28	4.875	751,754
				3,629,182

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	17

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PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	PIPELINES (2.6%)
$1,730,000	Enable Midstream Partners LP	09/15/29	4.150%	$1,863,133
4,045,000	Energy Transfer LP (3-Month USD-LIBOR + 4.028%)[2,5]		6.250	3,684,752
1,995,000	Energy Transfer LP	02/01/22	5.200	1,995,000
2,230,000	EnLink Midstream LLC[1]	01/15/28	5.625	2,364,542
2,230,000	EnLink Midstream Partners, LP	06/01/25	4.150	2,327,852
2,430,000	Harvest Midstream I LP1	09/01/28	7.500	2,551,500
1,150,000	Northriver Midstream Finance LP1	02/15/26	5.625	1,187,375
				15,974,154
	PRIVATE EQUITY (0.4%)
2,095,000	Apollo Management Holdings LP (5-Year CMT Index + 3.266%)[1,2]	01/14/50	4.950	2,169,811
	REAL ESTATE INVESTMENT TRUSTS (1.5%)
2,065,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	2,046,931
2,300,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	09/15/30	3.750	2,285,625
1,380,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	02/12/25	3.500	1,462,621
1,945,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	2,087,423
1,345,000	Scentre Group Trust 2 (5-Year CMT Index + 4.685%)[1,2]	09/24/80	5.125	1,429,062
				9,311,662
	RETAIL (0.6%)
3,450,000	Nordstrom, Inc.	04/01/30	4.375	3,510,237
	SEMICONDUCTORS (0.4%)
2,100,000	ams AG1	07/31/25	7.000	2,223,375
	TELECOMMUNICATIONS (0.1%)
875,000	Connect Finco S.a r.l. / Connect US Finco LLC[1]	10/01/26	6.750	907,812
	Total Corporate Bonds (Cost $252,547,657)			266,413,309
	LOAN PARTICIPATIONS AND ASSIGNMENTS (17.3%)
5,110,000	AAdvantage Loyality IP, Ltd. (3-Month USD-LIBOR + 4.750%)[2]	04/20/28	5.500	5,319,203
3,358,608	AHP Health Partners, Inc. (1-Month USD-LIBOR + 3.500%)[2]	08/24/28	4.000	3,368,045

The accompanying notes are an integral part of these financial statements.

18

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$4,560,000	Air Canada (3-Month USD-LIBOR + 3.500%)[2]	08/11/28	4.250%	$4,604,642
2,560,000	AL NGPL Holdings LLC (3-Month USD-LIBOR + 3.750%)[2]	04/14/28	4.750	2,566,400
3,057,935	Allen Media LLC (3-Month USD-LIBOR + 5.500%)[2]	02/10/27	5.632	3,055,397
1,180,745	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 1.750%)[2]	01/15/25	2.500	1,178,998
1,959,257	Axalta Coating Systems Dutch Holding B BV Term B3 (3-Month USD-LIBOR + 1.750%)[2]	06/01/24	1.882	1,954,359
2,947,702	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%)[2]	10/31/24	4.500	2,936,648
1,393,855	Buckeye Partners LP Term B1 (1-Month USD-LIBOR + 2.250%)[2]	11/01/26	2.334	1,386,718
1,916,239	Clarios Global LP (1-Month USD-LIBOR + 3.250%)[2]	04/30/26	3.337	1,903,458
3,890,253	Connect Finco S.a r.l. (1-Month USD-LIBOR + 3.500%)[2]	12/11/26	4.500	3,890,253
1,887,462	Dell International LLC Term B2 (1-Month USD-LIBOR + 1.750%)[2]	09/19/25	2.000	1,886,009
2,500,000	Delos Finance S.a r.l. (3-Month USD-LIBOR + 1.750%)[2]	10/06/23	1.882	2,496,475
4,080,724	Eastern Power LLC (3-Month USD-LIBOR + 3.750%)[2]	10/02/25	4.750	3,610,175
2,474,119	Elanco Animal Health, Inc. (1-Month USD-LIBOR + 1.750%)[2]	08/01/27	1.832	2,452,025
1,935,000	Geon Performance Solutions, LLC (Fka. Echo US Holdings, LLC) (3-Month USD-LIBOR + 4.750%)[2]	08/18/28	5.500	1,951,931
2,255,000	GIP II Blue Holding, LP (3-Month USD-LIBOR + 4.500%)[2]	09/29/28	5.500	2,259,239
1,580,000	Global Medical Response, Inc. (3-Month USD-LIBOR + 4.250%)[2]	03/14/25	5.250	1,571,658
913,214	Icon Plc. (3-Month USD-LIBOR + 2.500%)[2]	07/03/28	3.000	913,114

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	19

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PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$3,665,311	Icon Plc. (3-Month USD-LIBOR + 2.500%)[2]	07/03/28	3.000%	$3,664,907
5,048,028	ILPEA Parent, Inc. (1-Month USD-LIBOR + 4.500%)[2]	06/22/28	5.250	5,035,408
2,862,825	Jazz Pharmaceuticals Plc. (1-Month USD-LIBOR + 3.500%)[2]	05/05/28	4.000	2,866,404
2,280,000	LendingTree, Inc. Term B (3-Month USD-LIBOR + 4.000%)[2]	09/15/28	4.000	2,275,736
3,038,625	Lumen Technologies, Inc. Term A (1-Month USD-LIBOR + 2.000%)[2]	01/31/25	2.087	3,019,634
2,350,000	Medline Borrower, LP (3-Month USD-LIBOR + 3.250%)[2]	10/23/28	3.750	2,352,327
3,070,000	MIP V Waste Holdings, LLC (3-Month USD-LIBOR + 3.250%)[2]	10/27/28	3.750	3,073,838
3,075,000	MPH Acquisition Holdings LLC (3-Month USD-LIBOR + 4.250%)[2]	09/01/28	4.750	2,995,573
2,701,768	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[2]	10/01/25	3.382	2,695,364
5,632,211	OCM System One Buyer CTB LLC (3-Month USD-LIBOR + 4.000%)[2]	03/02/28	4.750	5,632,211
2,778,038	Organon & Co. (3-Month USD-LIBOR + 3.000%)[2]	06/02/28	3.500	2,783,260
1,085,712	RPI Intermediate Finance Trust Term B1 (1-Month USD-LIBOR + 1.750%)[2]	02/11/27	1.837	1,081,912
2,110,000	SkyMiles IP, Ltd. (3-Month USD-LIBOR + 3.750%)[2]	10/20/27	4.750	2,245,968
440,581	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	1.837	435,717
334,780	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	1.837	331,084
706,870	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	1.837	700,155
1,694,200	Tivity Health, Inc. Term B (1-Month USD-LIBOR + 4.250%)[2]	06/30/28	4.337	1,688,694
2,774,739	UGI Energy Services LLC (1-Month USD-LIBOR + 3.750%)[2]	08/13/26	3.837	2,783,424
3,771,050	United AirLines, Inc. Term B (3-Month USD-LIBOR + 3.750%)[2]	04/21/28	4.500	3,821,544
1,819,433	Vistra Operations Company LLC (fka Tex Operations Company LLC) (1-Month USD-LIBOR + 1.750%)[2]	12/31/25	1.840	1,801,239

The accompanying notes are an integral part of these financial statements.

20

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$2,910,000	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	05/30/25	1.837%	$2,888,582
2,319,758	Zebra Buyer LLC (3-Month USD-LIBOR + 3.250%)[2]	04/21/28	3.750	2,324,305
	Total Loan Participations and Assignments (Cost $105,895,079)			105,802,033
	MUNICIPAL BONDS (1.2%)
1,645,000	Indiana Finance Authority, Revenue Bonds	03/01/51	3.313	1,667,805
5,605,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/33	2.000	5,504,819
	Total Municipal Bonds (Cost $7,339,432)			7,172,624
	PREFERRED STOCKS (1.5%)
132,600	Gladstone Investment Corp.	11/01/28	4.875	3,480,750
93,600	Horizon Technology Finance Corp.	03/30/26	4.875	2,442,024
114,000	Trinity Capital, Inc.	01/16/25	7.000	2,981,100
	Total Preferred Stocks (Cost $8,505,000)			8,903,874
	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.4%)
686,981	Cascade Funding Mortgage Trust 2018-RM2[1,2,4]	10/25/68	4.000	708,901
1,289,738	Cascade Funding Mortgage Trust 2019-RM3[1,2,4]	06/25/69	2.800	1,299,732
582,360	RMF Proprietary Issuance Trust 2019-1[1,2,4]	10/25/63	2.750	575,163
	Total Residential Mortgage Backed Securities (Cost $2,552,444)			2,583,796
	U.S. INFLATION LINKED DEBT (1.1%)
6,126,916	U.S. Treasury Inflation Indexed Note	10/15/26	0.125	6,713,281
	Total U.S. Inflation Linked Debt (Cost $6,702,200)			6,713,281
	U.S. TREASURY BONDS AND NOTES (16.2%)
27,750,000	U.S. Treasury Bond	08/15/40	3.875	36,416,455
9,400,000	U.S. Treasury Bond	08/15/46	2.250	9,908,922
11,450,000	U.S. Treasury Bond	08/15/50	1.375	9,984,310
700,000	U.S. Treasury Note[6]	02/15/23	2.000	715,559
1,200,000	U.S. Treasury Note[6]	10/31/23	1.625	1,226,578
22,340,000	U.S. Treasury Note	06/30/26	0.875	22,046,787

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	21

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BONDS AND NOTES (continued)
$300,000	U.S. Treasury Note[6]	08/15/26	1.500%	$304,547
19,050,000	U.S. Treasury Note	08/31/28	1.125	18,636,258
	Total U.S. Treasury Bonds and Notes (Cost $99,327,382)			99,239,416
	U.S. TREASURY BILLS (0.8%)
5,000,000	U.S. Treasury Bill[7]	01/13/22	0.000	4,999,370
	Total U.S. Treasury Bills (Cost $4,999,548)			4,999,370

TOTAL INVESTMENTS (Cost $607,729,331)[8]	101.6%	$621,849,782
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.6)%	(9,603,873)
NET ASSETS	100.0%	$612,245,909

____________

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at October 31, 2021 was $218,205,687or 35.6% of net assets.

[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the October 31, 2021 coupon or interest rate.
[3]	Security that used significant unobservable inputs to determine fair value.
[4]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[7]	Security issued with zero coupon. Income is recognized through accretion of discount.
[8]

The aggregate cost of investments (including derivatives, if any) for federal income tax purposes is $606,073,445, the aggregate gross unrealized appreciation is $18,849,082 and the aggregate gross unrealized depreciation is $5,040,323, resulting in net unrealized appreciation of $13,808,759.

Abbreviations:

CMT – Constant Maturity Treasury.

LIBOR – London Interbank Offered Rate.

SOFR – Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

22

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at October 31, 2021:

	Number of	Expiration	Notional	Market	Unrealized Gain /
Description	Contracts	Date	Amount	Value	(Loss)
Contracts to Buy:
U.S. Long Bond	154	December 2021	$25,188,312	$24,769,937	$(418,375)
U.S. Treasury 5-Year Notes	500	December 2021	61,653,594	60,875,000	(778,594)
U.S. Treasury 10-Year Notes	100	December 2021	13,287,813	13,070,313	(217,500)
U.S. Ultra 10-Year Notes	133	December 2021	19,711,672	19,289,156	(422,516)
U.S. Ultra Bond	119	December 2021	23,583,406	23,372,344	(211,062)
					$(2,048,047)
Contracts to Sell:
U.S. Treasury 2-Year Notes	100	December 2021	$22,005,469	$21,925,000	$80,469
Net Unrealized (Loss) on Open Futures Contracts					$(1,967,578)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	23

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

24

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of October 31, 2021
Asset Backed Securities	$—	$87,913,041	$11,932,402	$99,845,443
Commercial Mortgage Backed Securities	—	18,866,948	1,309,688	20,176,636
Corporate Bonds	—	261,725,348	4,687,961	266,413,309
Loan Participations and Assignments.	—	105,802,033	—	105,802,033
Municipal Bonds	—	7,172,624	—	7,172,624
Preferred Stock	—	8,903,874	—	8,903,874
Residential Mortgage Backed Securities	—	2,583,796	—	2,583,796
U.S. Inflation Linked Debt	—	6,713,281	—	6,713,281
U.S. Treasury Bonds and Notes	—	99,239,416	—	99,239,416
U.S. Treasury Bills	—	4,999,370	—	4,999,370
Total Investment, at value	$—	$603,919,731	$17,930,051	$621,849,782
Other Financial Instruments, at value
Financial Futures Contracts	$(1,967,578)	$—	$—	$(1,967,578)
Other Financial Instruments, at value	$(1,967,578)	$—	$—	$(1,967,578)

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	25

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the year ended October 31, 2021:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2020	$5,694,790	$1,081,308	$—	$6,776,098
Purchases	7,470,000	—	4,685,000	12,155,000
Sales / Paydowns	(1,234,108)	—	—	(1,234,108)
Realized gains (losses)	26	—	—	26
Change in unrealized appreciation (depreciation)	756	227,053	2,961	230,770
Amortization	938	1,327	—	2,265
Transfers from Level 3	—	—	—	—
Transfers to Level 3	—	—	—	—
Balance as of October 31, 2021	$11,932,402	$1,309,688	$4,687,961	$17,930,051

The Fund’s investments classified as Level 3 were either single broker quoted or valued using a model approach, including the Fund’s assumptions in determining their fair value.

The accompanying notes are an integral part of these financial statements.

26

BBH INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2021

ASSETS:
Investments in securities, at value (Cost $607,729,331)	$621,849,782
Cash	378,916
Receivables for:
Interest	1,427,049
Shares sold	242,046
Investments sold	197,810
Futures variation margin on open contracts	169,220
Dividends	32,770
Prepaid assets	1,043
Total Assets	624,298,636
LIABILITIES:
Payables for:
Investments purchased	$10,772,881
Shares redeemed	769,242
Investment advisory and administrative fees	208,222
Dividends declared	177,852
Professional fees	75,474
Custody and fund accounting fees	29,329
Transfer agent fees	5,569
Board of Trustees' fees	1,111
Accrued expenses and other liabilities	13,047
Total Liabilities	12,052,727
NET ASSETS	$612,245,909
Net Assets Consist of:
Paid-in capital	$598,757,652
Retained earnings	13,488,257
Net Assets	$612,245,909
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($612,245,909 ÷ 58,351,289 shares outstanding)	$10.49

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	27

BBH INCOME FUND

STATEMENT OF OPERATIONS

For the year ended October 31, 2021

NET INVESTMENT INCOME:
Income:
Dividends	$289,308
Interest income (net of foreign withholding taxes of $42)	19,481,254
Other income	212,366
Total Income	19,982,928
Expenses:
Investment advisory and administrative fees	2,183,036
Custody and fund accounting fees	111,836
Professional fees	83,709
Board of Trustees' fees	60,547
Transfer agent fees	33,074
Miscellaneous expenses	80,615
Total Expenses	2,552,817
Net Investment Income	17,430,111
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	2,009,665
Net realized loss on futures contracts	(2,141,796)
Net realized loss on investments in securities and futures contracts	(132,131)
Net change in unrealized appreciation/(depreciation) on investments in securities	7,071,872
Net change in unrealized appreciation/(depreciation) on futures contracts	(606,830)
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	6,465,042
Net Realized and Unrealized Gain	6,332,911
Net Increase in Net Assets Resulting from Operations	$23,763,022

The accompanying notes are an integral part of these financial statements.

28

BBH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended October 31,
	2021	2020
INCREASE IN NET ASSETS:
Operations:
Net investment income	$17,430,111	$14,298,266
Net realized gain (loss) on investments in securities and futures contracts	(132,131)	20,454,049
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	6,465,042	(1,313,986)
Net increase in net assets resulting from operations	23,763,022	33,438,329
Dividends and distributions declared:
Class I	(36,718,571)	(26,351,493)
Share transactions:
Proceeds from sales of shares	216,267,575	119,485,340
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	3,100,657	1,898,492
Proceeds from short-term redemption fees	2,369	4,617
Cost of shares redeemed	(62,053,028)	(66,597,003)
Net increase in net assets resulting from share transactions	157,317,573	54,791,446
Total increase in net assets	144,362,024	61,878,282
NET ASSETS:
Beginning of year	467,883,885	406,005,603
End of year	$612,245,909	$467,883,885

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	29

BBH INCOME FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the years ended October 31,			For the period from June 27, 2018 (commencement of operations) to October 31, 2018
	2021	2020	2019
Net asset value, beginning of period	$10.77	$10.61	$9.83	$10.00
Income from investment operations:
Net investment income[1]	0.34	0.34	0.36	0.10
Net realized and unrealized gain (loss)	0.15	0.46	0.78	(0.17)
Total income (loss) from investment operations	0.49	0.80	1.14	(0.07)
Less dividends and distributions:
From net investment income	(0.33)	(0.34)	(0.36)	(0.10)
From net realized gains	(0.44)	(0.30)	–	–
Total dividends and distributions	(0.77)	(0.64)	(0.36)	(0.10)
Short-term redemptions fees[1]	0.00 [2]	0.00 [2]	0.00 [2]	–
Net asset value, end of period	$10.49	$10.77	$10.61	$9.83
Total return[3]	4.64%	7.87%	11.76%	(0.75)%[4]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$612	$468	$406	$147
Ratio of expenses to average net assets before reductions	0.47%	0.48%	0.52%	0.67%[5]
Fee waiver[6]	–%	–%	(0.02)%	(0.17)%[5]
Ratio of expenses to average net assets after reductions	0.47%	0.48%	0.50%	0.50%[5]
Ratio of net investment income to average net assets	3.19%	3.24%	3.49%	3.12%[5]
Portfolio turnover rate	69%	116%	77%	94%[4]
____________
[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Assumes the reinvestment of distributions.
[4]	Not annualized.
[5]	Annualized with the exception of audit fees, legal fees and registration fees.
[6]

The ratio of expenses to average net assets for the years ended October 31, 2021, 2020, 2019 and the period ended October 31, 2018 reflect fees reduced as result of a contractual operating expense limitation of the Fund to 0.50%. The agreement is effective through March 1, 2022 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the years ended October 31, 2021, 2020, 2019 and the period from June 27, 2018 to October 31, 2018, the waived fees were $–, $–, $55,757 and $94,185, respectively.

The accompanying notes are an integral part of these financial statements.

30

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2021

1.Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 27, 2018 and offers two share classes, Class N and Class I. As of October 31, 2021, Class N shares are not available for purchase by investors but may be offered in the future. The investment objective of the Fund is to provide maximum total return, with an emphasis on current income, consistent with preservation of capital and prudent investment management. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. As of October 31, 2021, there were nine series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.

 Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

financial statements october 31, 2021	31

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

B.Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

 Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at October 31, 2021, are listed in the Portfolio of Investments.

For the year ended October 31, 2021, the average monthly notional amount of open futures contracts was $108,887,860. The range of monthly notional amounts was $84,977,448 to $165,430,266.

32

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

Fair Values of Derivative Instruments as of October 31, 2021

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives			Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/ (depreciation) on futures contracts	$80,469	*	Net unrealized appreciation/ (depreciation) on futures contracts	$(2,048,047	)*

Total		$80,469			$(2,048,047)

 ____________

*

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Interest Rate Risk
Net Realized Loss on Derivatives
Futures Contracts	$(2,141,796)
Net Change in Unrealized Appreciation/(Depreciation) on
Derivatives Futures Contracts	$(606,830)

E.Private Placement Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A or the requirements stated in Regulation S of the 1933 Act (“Private Placement Securities”). A Private Placement Security may be considered illiquid, under SEC Regulations for open-end investment companies, and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Private Placement Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Private Placement Securities and all investments in Private Placement Securities will be carefully monitored. Information regarding Private Placement Securities is included at the end of the Portfolio of Investments.

financial statements october 31, 2021	33

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

F.Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit

34

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2021, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $36,718,571 to Class I shareholders during the year ended October 31, 2021. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the years ended October 31, 2021 and 2020, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2021:	$30,192,596	$6,525,975	$36,718,571	$—	$36,718,571
2020:	22,866,799	3,484,694	26,351,493	—	26,351,493

As of October 31, 2021 and 2020, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2021:	$114,713	$—	$(257,363)	$1,478,034	$12,152,873	$13,488,257
2020:	13,177,330	6,525,346	—	1,053,299	5,687,831	26,443,806

financial statements october 31, 2021	35

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

The Fund had $257,363 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2021, of which $205,257 and $52,106, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.Fees and Other Transactions with Affiliates.

A.Investment Advisory and Administrative Fees. Effective June 27, 2018 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.40% per annum. For the year ended October 31, 2021, the Fund incurred $2,183,036 for services under the Agreement.

B.Investment Advisory and Administrative Fee Waivers. Effective June 27, 2018 (commencement of operations), the Investment Adviser has contractually agreed to waive fees and/or reimburse expenses in order to limit the total annual fund operating expenses (excluding interests, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the

36

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

Fund’s business) for Class I shares to 0.50%. The agreement will terminate on March 1, 2022, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the year ended October 31, 2021, the Investment Adviser waived fees in the amount of $0 for Class I.

C.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the year ended October 31, 2021, the Fund incurred $111,836 in custody and fund accounting fees. The Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the year ended October 31, 2021 was $6,306. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the year ended October 31, 2021, was $119. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

D.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2021, the Fund incurred $60,547 in independent Trustee compensation and expense reimbursements.

E.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.Investment Transactions. For the year ended October 31, 2021, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $521,663,175 and $369,000,563, respectively.

financial statements october 31, 2021	37

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

5. Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:

	For the year ended		For the year ended
	October 31, 2021		October 31, 2020
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	20,537,274	$216,267,575	11,360,524	$119,485,340
Shares issued in connection with reinvestments of dividends	293,453	3,100,657	182,738	1,898,492
Proceeds from short-term redemption fees	N/A	2,369	N/A	4,617
Shares redeemed	(5,908,472)	(62,053,028)	(6,380,176)	(66,597,003)
Net increase	14,922,255	$157,317,573	5,163,086	$54,791,446

6. Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (illiquid investment risk), or certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities (investment in other investment companies risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower) (junk bond risk), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. If the issuer of the securities in which the Fund invests redeems them before maturity the Fund may have to reinvest the proceeds in securities that pay a lower

38

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

interest rate (call risk). The Fund invests in asset-backed (asset-backed securities risk) and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). Loan participations, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investments in a company at a time when it might not otherwise decide to do so (loan risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). A significant investment of Fund assets within one or more sectors, industries, securities and/or durations may increase the Fund’s sensitivity to adverse economic, business, political, or other, risks associated with such sector, industry, security or duration (sector risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The Fund may invest in private placement securities that are issued pursuant to Regulation S and Rule 144A which have not been registered with the U.S. Securities and Exchange Commission ("SEC"). These securities may be subject to contractual restrictions which prohibit or limit their resale (private placement risk). LIBOR is scheduled to be phased out by the end of 2021. The unavailability and/or discontinuation of LIBOR may affect the value, liquidity or return on certain fund investments that mature later than 2021 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the fund’s investments resulting from a substitute reference rate may also adversely affect the fund’s performance and/or net asset value (LIBOR transition risk). The extent

financial statements october 31, 2021	39

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

In 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. The rapid development and fluidity of this situation precludes any prediction as its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. Management is monitoring developments relating to COVID-19 and is coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments, and general pandemic response best practices.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.Subsequent Events. BBH, the custodian and fund accountant for the Fund, has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH's Investor Services business; which includes those services provided to the Fund. The transaction is expected to be completed in the first quarter of 2022, subject to customary closing conditions and regulatory approvals. Investment advisory, portfolio management and administrative services provided to BBH Trust by BBH through its SID are not impacted by the agreement with State Street.

Management has evaluated events and transactions that have occurred since October 31, 2021 through the date the financial statements were issued and determined that there were no other subsequent events that would require recognition or additional disclosure in the financial statements.

40

BBH INCOME FUND

DISCLOSURE OF FUND EXPENSES

October 31, 2021 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2021, to October 31, 2021).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statements october 31, 2021	41

BBH INCOME FUND

DISCLOSURE OF FUND EXPENSES (continued)

October 31, 2021 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period May 1, 2021 to October 31, 2021[1]
Class I
Actual	$1,000	$1,023	$2.40
Hypothetical[2]	$1,000	$1,023	$2.40

________________

[1]

Expenses are equal to the Fund’s annualized expense ratio of 0.47% for Class I shares, multiplied by the average account value over the period and multiplied by 184/365 (to reflect the one-half year period).

[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

42

BBH INCOME FUND

CONFLICTS OF INTEREST

October 31, 2021 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

financial statements october 31, 2021	43

BBH INCOME FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

44

BBH INCOME FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser's decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

financial statements october 31, 2021	45

BBH INCOME FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on

46

BBH INCOME FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

financial statements october 31, 2021	47

BBH INCOME FUND

ADDITIONAL FEDERAL TAX INFORMATION

October 31, 2021 (unaudited)

The Fund hereby designates $6,525,975 as an approximate amount of capital gain dividend for the purpose of dividends paid deduction.

The qualified investment income (“QII”) percentage for the period ended October 31, 2021 was 81.64%. In January 2022, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2021. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

48

TRUSTEES AND OFFICERS OF BBH INCOME FUND

(unaudited)

Information pertaining to the Trustees and executive officers of the Trust as of October 31, 2021 is set forth below. The mailing address for each Trustee is c/o BBH Trust, 140 Broadway, New York, NY 10005.

Name and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Independent Trustees
H. Whitney Wagner Birth Year: 1956	Chairman of the Board and Trustee	Chairman Since 2014; Trustee Since 2007 and 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment adviser.	9	None.
Andrew S. Frazier Birth Year: 1948	Trustee	Since 2010	Retired.	9	None.
Mark M. Collins Birth Year: 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment adviser.	9	Chairman of Dillon Trust Company.
John M. Tesoro Birth Year: 1952	Trustee	Since 2014	Retired.	9	Trustee, Bridge Builder Trust (8 Funds); Director of Teton Advisors, Inc. (a registered investment adviser).
Joan A. Binstock Birth Year: 1954	Trustee	Since 2019	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Advisers Counsel (2018-present).	9	Independent Director, Morgan Stanley Direct Lending Fund; KKR Real Estate Interval Fund.

financial statements october 31, 2021	49

TRUSTEES AND OFFICERS OF BBH INCOME FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Interested Trustees
Susan C. Livingston+ 50 Post Office Square Boston, MA 02110 Birth Year: 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) for BBH&Co.	9	None.
John A. Gehret+ 140 Broadway New York, NY 10005 Birth Year: 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012-present).	9	None.

50

TRUSTEES AND OFFICERS OF BBH INCOME FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Year: 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Year: 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2011.
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Year: 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Year: 1959	Chief Compliance Officer (“CCO”)	Since 2015	Senior Vice President of BBH&Co. since 2015.
Kristin Marvin 140 Broadway New York, NY 10005 Birth Year: 1981	Anti-Money Laundering Officer (“AMLO”)	Since 2021	Assistant Vice President of BBH&Co. since March 2020; Program Manager, Ares Management Corporation, April 2015-March 2020.
Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.

financial statements october 31, 2021	51

TRUSTEES AND OFFICERS OF BBH INCOME FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Crystal Cheung 140 Broadway New York, NY 10005 Birth Year: 1974	Assistant Treasurer	Since 2018	Assistant Vice President of BBH&Co. since 2016; joined BBH&Co. 2014.
Dania C. Piscetta 50 Post Office Square Boston, MA 02110 Birth Year: 1989	Assistant Secretary	Since 2021

Assistant Vice President of BBH&Co. since 2021; joined BBH&Co. in 2021; Assistant Vice President and Legal Associate of Wellington Management Company LLP, April 2018 - March 2021; Senior Compliance Analyst, Fidelity Investments, May 2016 – April 2018.

________________

#

All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Mr. Wagner previously served on the Board of Trustees of the Predecessor Trust.

+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partner and Limited Partner of BBH&Co., respectively.
^	The Fund Complex consists of the Trust, which has nine series, and each is counted as one “Portfolio” for purposes of this table.

52

BBH INCOME FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

October 31, 2021 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 9, 2021 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2020 through January 31, 2021 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

financial statements october 31, 2021	53

BBH INCOME FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

October 31, 2021 (unaudited)

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

54

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Annual Report

OCTOBER 31, 2021

BBH Select Series — Large Cap Fund

BBH SELECT SERIES – LARGE CAP FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

October 31, 2021

Our primary goal in managing the BBH Select Series – Large Cap Fund (“the Fund”) is to provide attractive compounded returns over full market cycles in a risk-conscious way. We employ a bottom-up, fundamentals-based process that seeks to invest in competitively advantaged, well-managed, cash generative businesses that provide essential products and services. With reducing the likelihood of a permanent capital loss for each investment being one of our key goals, we work to explicitly identify key risks outside of company management’s control so that we can contemplate the range of potential outcomes for each business. Our portfolio construction decisions are driven by an approach that considers the quality of the businesses, their long-term growth prospects and their valuation levels relative to our appraisals of intrinsic value*. We invest with a long-term ownership perspective and an expectation that our returns will be driven not by short-term trading activity, but instead by the underlying earnings power of the businesses, their effectiveness at deploying capital and their operational and financial resilience during periods of economic stress. We do not prioritize benchmark sensitivity in managing the Fund – neither in terms of sector exposures nor individual position weights. As a result, we expect that our active share** will remain relatively high, and therefore the performance of the Fund may differ meaningfully – both positively and negatively – from major indexes at various points within a market cycle as we maintain our independent perspective and focus on long-term compounding.

The Institutional Share class of the Fund rose by 37.6% net of fees during its fiscal year ended October 31, 2021. During the same period, the S&P 500 Index (“S&P 500”) returned 42.9%. Since its inception on September 9, 2019, the Fund returned 17.7% on an annualized basis, compared to 24.6% for the S&P 500. Notably, the strong absolute returns for both the Fund and the Index in fiscal 2021 were influenced by the widespread economic recovery and improving investor confidence following the pandemic-induced disruption that affected fiscal 2020.

During fiscal 2021 and since inception, the Fund’s annualized return differential vis-à-vis the performance of the S&P 500 has resulted primarily from our under-exposure to the small group of mega-cap technology and Internet companies that drove a substantial share of the Index’s returns. Nevertheless, we believe our portfolio companies have executed well and have produced solid growth and fundamental performance while maintaining appropriately conservative capital structures. These achievements are evident at the aggregate portfolio level, where we have observed attractive growth in revenue and earnings, strong profit margins, solid returns on capital and reasonable debt levels (relative to pre-tax cash flows).

The Fund’s largest positive contributors during fiscal 2021 were Alphabet Inc., Arthur J. Gallagher & Co., Berkshire Hathaway Inc. and Oracle Corp. The share prices of each of the four companies benefited from rebounding economic activity, strong competitive positioning and beneficial capital allocation.

________________

*	Intrinsic value is an estimate of the present value of the cash that a business can generate and distribute to shareholders over its remaining life.
**	Active Share is a measure of how much a portfolio’s holdings deviate from its benchmark index.

financial statements october 31, 2021	3

BBH SELECT SERIES – LARGE CAP FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)

October 31, 2021

The Fund’s largest detractors during fiscal 2021 were Colgate-Palmolive Co., Brown-Forman Corp., Perrigo Inc. and Henry Schein Inc. While there were specific circumstances affecting the fundamental performance of each company during the year, they also shared a common attribute of being perceived as relatively defensive, which acted as a sentiment headwind in the context of a broader market that was heavily driven by growth and momentum characteristics. We sold our positions in Perrigo and Henry Schein in January 2021 and March 2021, respectively.

During fiscal 2021, the Fund made new investments in Graco Inc., Sherwin-Williams Co., Abbott Laboratories and S&P Global Inc., all of which we view as being well-positioned leaders in attractive market segments with durable growth characteristics. In addition to the exits of Perrigo and Henry Schein, the Fund also sold its holdings of Allegion PLC, FleetCor Technologies Inc. and Comcast Corp. based on our assessments of their attractiveness relative to other investment opportunities.

As of October 31, 2021, the Fund had positions in 31 companies, with approximately 48% of the assets held in the ten largest holdings. The Fund ended the fiscal year trading at roughly 94% of our underlying intrinsic value estimates on a weighted average basis.

During fiscal 2021, Nicholas Haffenreffer joined the BBH Select Series – Large Cap investment team as a Portfolio Manager. Prior to joining BBH, he had been Principal, Chief Investment Officer and Portfolio Manager at Torray LLC, overseeing the TorrayResolute Concentrated Large Growth strategy and the TorrayResolute Small/Mid Cap Growth strategy. Previously, Nicholas had founded Resolute Capital Management in 1998 and merged the company with Torray in 2010. Earlier in his career, Nicholas held positions as Director of Research at Farr Miller & Washington, equity analyst at T. Rowe Price Associates, Inc. and equity analyst for Select Equity Group, Inc. Nicholas received a BA from Brown University in 1990.

Nicholas’ philosophy and approach are very well aligned with BBH’s equity investment culture. While our core investment philosophy and key objectives will remain broadly consistent with the past, we do expect that Nicholas’s approach and the tools and techniques he has successfully employed in his career will enhance our investment execution and be additive to our research, portfolio construction and long-term performance.

________________

Portfolio holdings are subject to change.

4

BBH SELECT SERIES – LARGE CAP FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)

October 31, 2021

Growth of $10,000 Invested in BBH Select Series - Large Cap Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Class I shares of the Fund since inception (September 9, 2019) to October 31, 2021 as compared to the S&P 500.

The annualized gross expense ratios as shown in the March 1, 2021 prospectus for Class I and Retail Class shares were 0.74% and 3.48%, respectively.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. Fund shares redeemed within 30 days of purchase are subject to a redemption fee of 2.00%. Returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For performance current to the most recent month-end please call 1-800-575-1265.

Hypothetical performance results are calculated on a total return basis and include all portfolio income, unrealized and realized capital gains, losses and reinvestment of dividends and other earnings. No one shareholder has actually achieved these results and no representation is being made that any actual shareholder achieved, or is likely to achieve, similar results to those shown. Hypothetical performance does not represent actual trading and may not reflect the impact of material economic and market factors. Undue reliance should not be placed on hypothetical performance results in making an investment decision.

________________

[1]

The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities. The S&P 500 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The S&P 500 is an unmanaged weighted index of 500 stocks providing a broad indicator of stock price movements. The composition of the index is materially different than the Fund’s holdings. The index is unmanaged. Investments cannot be made in an index.

financial statements october 31, 2021	5

BBH SELECT SERIES – LARGE CAP FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

October 31, 2021

To the Trustees of the BBH Trust and Shareholders of BBH Select Series – Large Cap Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Select Series – Large Cap Fund (the "Fund"), one of the funds within BBH Trust, as of October 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from September 9, 2019 (commencement of operations) to October 31, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from September 9, 2019 (commencement of operations) to October 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the BBH Trust's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the BBH Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The BBH Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the BBH Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

6

BBH SELECT SERIES – LARGE CAP FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2021

We have served as the auditor of one or more Brown Brothers Harriman investment companies since 1991.

financial statements october 31, 2021	7

BBH SELECT SERIES – LARGE CAP FUND

PORTFOLIO ALLOCATION

October 31, 2021

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Basic Materials	$48,920,990	10.4%
Communications	70,675,660	15.1
Consumer Cyclical	71,429,093	15.3
Consumer Non-Cyclical	127,055,287	27.1
Financials	87,134,250	18.5
Industrials	32,462,274	6.9
Technology	21,422,262	4.6
Cash and Other Assets in Excess of Liabilities	9,752,834	2.1
NET ASSETS	$468,852,650	100.0%

All data as of October 31, 2021. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

8

BBH SELECT SERIES – LARGE CAP FUND

PORTFOLIO OF INVESTMENTS

October 31, 2021

Shares		Value
	COMMON STOCK (97.9%)
	BASIC MATERIALS (10.4%)
102,055	Celanese Corp. (Series A)	$16,482,903
66,060	Linde, Plc. (Ireland)	21,086,352
35,854	Sherwin-Williams Co.	11,351,735
	Total Basic Materials	48,920,990

	COMMUNICATIONS (15.1%)
13,263	Alphabet, Inc. (Class C)[1]	39,330,233
6,526	Amazon.com, Inc.[1]	22,008,478
3,857	Booking Holdings, Inc.[1]	9,336,949
	Total Communications	70,675,660

	CONSUMER CYCLICAL (15.3%)
134,128	Copart, Inc.[1]	20,828,737
32,751	Costco Wholesale Corp.	16,098,427
39,576	Dollar General Corp.	8,766,876
96,160	NIKE, Inc. (Class B)	16,086,607
90,963	Starbucks Corp.	9,648,446
	Total Consumer Cyclical	71,429,093

	CONSUMER NON-CYCLICAL (27.1%)
96,192	Abbott Laboratories	12,398,187
214,140	Alcon, Inc. (Switzerland)	17,850,710
121,016	Baxter International, Inc.	9,555,423
147,908	Brown-Forman Corp. (Class B)	10,041,474
131,669	Colgate-Palmolive Co.	10,031,861
47,508	Diageo, Plc. ADR (United Kingdom)	9,485,922
59,560	Nestle S.A. ADR (Switzerland)	7,851,199
26,961	S&P Global, Inc.	12,783,828
22,288	Thermo Fisher Scientific, Inc.	14,109,864
106,137	Zoetis, Inc. (Class A)	22,946,819
	Total Consumer Non-Cyclical	127,055,287

	FINANCIALS (18.5%)
135,096	Arthur J Gallagher & Co.	22,651,546
62	Berkshire Hathaway, Inc. (Class A)[1]	26,839,924
48,487	Mastercard, Inc. (Class A)	16,268,358

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	9

BBH SELECT SERIES – LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Shares		Value

	COMMON STOCKS (continued)
	FINANCIALS (continued)
144,655	Progressive Corp	$13,724,866
36,122	Visa, Inc. (Class A)	7,649,556
	Total Financials	87,134,250
	INDUSTRIALS (6.9%)
156,489	AO Smith Corp.	11,434,651
123,866	Graco, Inc.	9,312,246
73,116	Waste Management, Inc.	11,715,377
	Total Industrials	32,462,274

	TECHNOLOGY (4.6%)
21,664	KLA Corp.	8,075,473
139,116	Oracle Corp.	13,346,789
	Total Technology	21,422,262
	Total Common Stock
	(Cost $313,485,314)	459,099,816

TOTAL INVESTMENTS (Cost $313,485,314)[2]	97.9%	$459,099,816
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.1%	9,752,834
NET ASSETS	100.00%	$468,852,650

____________

[1]	Non-income producing security.
[2]

The aggregate cost for federal income tax purposes is $313,485,772, the aggregate gross unrealized appreciation is $145,614,502 and the aggregate gross unrealized depreciation is $458, resulting in net unrealized appreciation of $145,614,044.

Abbreviation:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

10

BBH SELECT SERIES – LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	11

BBH SELECT SERIES – LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of October 31, 2021
Common Stock:
Basic Materials	$48,920,990	$—	$—	$48,920,990
Communications	70,675,660	—	—	70,675,660
Consumer Cyclical	71,429,093	—	—	71,429,093
Consumer Non-Cyclical	127,055,287	—	—	127,055,287
Financials	87,134,250	—	—	87,134,250
Industrials	32,462,274	—	—	32,462,274
Technology	21,422,262	—	—	21,422,262
Investments, at value	$459,099,816	$—	$—	$459,099,816

The accompanying notes are an integral part of these financial statements.

12

BBH SELECT SERIES – LARGE CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2021

ASSETS:
Investments in securities, at value (Cost $313,485,314)	$459,099,816
Cash	9,407,690
Receivables for:
Shares sold	466,811
Dividends	379,385
Investment advisory and administrative fee waiver reimbursement	3,531
Interest	509
Prepaid assets	6,966
Total Assets	469,364,708
LIABILITIES:
Payables for:
Investment advisory and administrative fees	254,652
Shares redeemed	180,976
Professional fees	50,375
Custody and fund accounting fees	9,000
Transfer agent fees	6,574
Board of Trustees' fees	1,111
Distribution fees	384
Accrued expenses and other liabilities	8,986
Total Liabilities	512,058
NET ASSETS	$468,852,650
Net Assets Consist of:
Paid-in capital	$307,727,810
Retained earnings	161,124,840
Net Assets	$468,852,650
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($466,977,130 ÷ 33,067,959 shares outstanding)	$14.12
RETAIL CLASS SHARES
($1,875,520 ÷ 134,098 shares outstanding)	$13.99

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	13

BBH SELECT SERIES – LARGE CAP FUND

STATEMENT OF OPERATIONS

For the year ended October 31, 2021

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $36,583)	$4,493,021
Interest income	58,719
Other income	23
Total Income	4,551,763
Expenses:
Investment advisory and administrative fees	2,984,373
Board of Trustees' fees	60,050
Professional fees	59,813
Transfer agent fees	39,165
Custody and fund accounting fees	34,411
Distribution fees	4,278
Miscellaneous expenses	68,235
Total Expenses	3,250,325
Investment advisory and administrative fee waiver	(27,841)
Net Expenses	3,222,484
Net Investment Income	1,329,279
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	24,792,983
Net change in unrealized appreciation/(depreciation) on investments in securities	117,074,293
Net Realized and Unrealized Gain	141,867,276
Net Increase in Net Assets Resulting from Operations	$143,196,555

The accompanying notes are an integral part of these financial statements.

14

BBH SELECT SERIES – LARGE CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended October 31,
	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$1,329,279	$1,354,299
Net realized gain (loss) on investments in securities and foreign exchange transactions and translations	24,792,983	(9,767,949)
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	117,074,293	22,620,092
Net increase in net assets resulting from operations	143,196,555	14,206,442
Dividends and distributions declared:
Class I	(1,483,494)	(170,101)
Retail Class	(5,835)	—
Total dividends and distributions declared	(1,489,329)	(170,101)
Share transactions:
Proceeds from sales of shares*	70,848,905	106,103,818
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	296,987	30,580
Proceeds from short-term redemption fees	40	2,937
Cost of shares redeemed*	(132,867,067)	(130,069,475)
Net decrease in net assets resulting from share transactions.	(61,721,135)	(23,932,140)
Total increase (decrease) in net assets	79,986,091	(9,895,799)
NET ASSETS:
Beginning of year	388,866,559	398,762,358
End of year	$468,852,650	$388,866,559

____________________________

 * Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	15

BBH SELECT SERIES – LARGE CAP FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the years ended October 31,		For the period from September 9, 2019 (commencement of operations) to October 31, 2019
	2021	2020
Net asset value, beginning of period	$10.30	$10.12	$10.00
Income from investment operations:
Net investment income[1]	0.04	0.03	0.01
Net realized and unrealized gain	3.74	0.15	0.11
Total income from investment operations	3.78	0.18	0.12
Short-term redemption fees[1]	0.00 [2]	0.00 [2]	—
Less dividends and distributions:
From investment income	0.04	0.00 [2]	—
Total dividends and distributions	0.04	0.00 [2]	—
Net asset value, end of period	$14.12	$10.30	$10.12
Total return[3]	37.56%	1.82%	1.20%[4]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$467	$387	$397
Ratio of expenses to average net assets before reductions	0.70%	0.74%	0.75%[5]
Fee waiver	—%[6]	—%[6]	(0.01)%[5,6]
Ratio of expenses to average net assets after reductions	0.70%	0.74%	0.74%[5]
Ratio of net investment income to average net assets	0.29%	0.34%	0.52%[5]
Portfolio turnover rate	18%	38%	0%[4]
____________
[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Assumes the reinvestment of distributions.
[4]	Not annualized.
[5]	Annualized with the exception of audit fees, legal fees and registration fees.
[6]

The ratio of expenses to average net assets for the years ended October 31, 2021, 2020 and the period ended October 31, 2019 reflect fees reduced as result of a contractual operating expense limitation of the share class of 0.80%. The Agreement is effective through March 1, 2022 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the years ended October 31, 2021, 2020 and the period from September 9, 2019 to October 31, 2019 the waived fees were $0, $0 and $27,976, respectively.

The accompanying notes are an integral part of these financial statements.

16

BBH SELECT SERIES – LARGE CAP FUND

FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Retail Class share outstanding throughout each period.

	For the years ended October 31,		For the period from September 9, 2019 (commencement of operations) to October 31, 2019
	2021	2020
Net asset value, beginning of period	$10.24	$10.09	$10.00
Income from investment operations:
Net investment income (loss)[1]	(0.01)	0.00 [2]	0.01
Net realized and unrealized gain	3.72	0.15	0.08
Total income from investment operations	3.71	0.15	0.09
Short-term redemption fees[1]	—	—	0.00 [2]
Less dividends and distributions:
From investment income	0.04	—	—
Total dividends and distributions	0.04	—	—
Net asset value, end of period	$13.99	$10.24	$10.09
Total return[3]	37.10%	1.49%	0.90%[4]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$2	$2	$2
Ratio of expenses to average net assets before reductions	2.68%	3.48%	5.79%[5]
Fee waiver	(1.63)%[6]	(2.43)%[6]	(4.74)%[5,6]
Ratio of expenses to average net assets after reductions	1.05%	1.05%	1.05%[5]
Ratio of net investment (loss) income to average net assets	(0.06)%	0.03%	0.46%[5]
Portfolio turnover rate	18%	38%	0%[4]
____________
[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Assumes the reinvestment of distributions.
[4]	Not annualized.
[5]	Annualized with the exception of audit fees, legal fees and registration fees.
[6]

The ratio of expenses to average net assets for the years ended October 31, 2021, 2020 and the period ended October 31, 2019 reflect fees reduced as result of a contractual operating expense limitation of the share class of 1.05%. The Agreement is effective through March 1, 2022 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the years ended October 31, 2021, 2020 and the period from September 9, 2019 to October 31, 2019 the waived fees were $27,841, $47,750 and $8,357, respectively.

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	17

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2021

1.Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on September 9, 2019 and offers two share classes, Class I and Retail Class. Neither Class I shares nor Retail Class shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to provide investors with long-term growth of capital. As of October 31, 2021, there were nine series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C.Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust

18

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NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2021, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since September 9, 2019 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $1,483,494 and $5,835 to Class I shares and Retail Class shareholders, respectively, during the year ended October 31, 2021.

financial statements october 31, 2021	19

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

The tax character of distributions paid during the years ended October 31, 2021 and 2020, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2021:	$1,489,329	$—	$1,489,329	$—	$1,489,329
2020:	170,101	—	170,101	—	170,101

As of October 31, 2021 and 2020, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2021:	$1,114,173	$14,316,835	$—	$(458)	$145,694,290	$161,124,840
2020:	1,354,013	—	(9,767,949)	—	28,540,209	20,126,273

The Fund did not have a net capital loss carryforward at October 31, 2021.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

20

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

3.Fees and Other Transactions with Affiliates.

A.Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.65% per annum on the first $3 billion of the Fund’s average daily net assets and 0.60% per annum on the Fund’s average daily net assets over $3 billion. For year ended October 31, 2021, the Fund incurred $2,984,373 under the Agreement.

B.Investment Advisory and Administrative Fee Waivers. Effective September 9, 2019 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class I and Retail Class to 0.80%. The agreement will terminate on March 1, 2022, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the year ended October 31, 2021, the Investment Adviser waived fees in the amount of $0 and $27,841 for Class I and Retail Class, respectively.

C.Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for distribution-related services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of investment in Retail Class shares and may cost the Retail Class shareholder more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement along with the investment advisory and waiver agreements above, it is anticipated that total operating expenses for Retail Class shares will be no greater than 1.05% of the average daily net assets. For the year ended October 31, 2021, Retail Class shares of the Fund incurred $4,278 for Distribution (12b-1) Fees. This amount is presented under line item “Distribution fees” in the Statement of Operations.

D.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the year ended October 31, 2021, the Fund incurred $34,411 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned

financial statements october 31, 2021	21

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

by the Fund for the year ended October 31, 2021 was $58,719. This amount is included in "interest income" in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the year ended October 31, 2021, was $53. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

E.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2021, the Fund incurred $60,050 in independent Trustee compensation and expense reimbursements.

F.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.Investment Transactions. For the year ended October 31, 2021, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $82,483,484 and $150,423,905, respectively.

5.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I and Retail Class shares of beneficial interest at no par value. Transactions in Class I and Retail Class shares were as follows:

	For the year ended October 31, 2021		For the year ended October 31, 2020
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	5,766,662	$70,599,590	11,524,670	$105,474,945
Shares issued in connection with reinvestments of dividends	25,428	291,152	2,943	30,580
Proceeds from short-term redemption fees	N/A	40	N/A	2,937
Shares redeemed	(10,274,265)	(131,739,744)	(13,218,054)	(129,851,574)
Net increase	(4,482,175)	$(60,848,962)	(1,690,441)	$(24,343,112)
Retail Class
Shares sold	20,099	$249,315	63,876	$628,873
Shares issued in connection with reinvestments of dividends	513	5,835	—	—
Proceeds from short-term redemption fees	N/A	—	N/A	—
Shares redeemed	(98,352)	(1,127,323)	(21,650)	(217,901)
Net increase	(77,740)	$(872,173)	42,226	$410,972

22

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the year ended October 31, 2021. Specifically:

During the year ended October 31, 2021, 357 shares of Retail Class were exchanged for 354 shares of Class I valued at $4,518.

6. Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

In 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. The rapid development and fluidity of this situation precludes any prediction as its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. Management is monitoring developments relating to COVID-19 and is coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments, and general pandemic response best practices.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

financial statements october 31, 2021	23

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.Subsequent Events. BBH, the custodian and fund accountant for the Fund, has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes those services provided to the Fund. The transaction is expected to be completed in the first quarter of 2022, subject to customary closing conditions and regulatory approvals. Investment advisory, portfolio management and administrative services provided to BBH Trust by BBH through its SID are not impacted by the agreement with State Street.

Management has evaluated events and transactions that have occurred since October 31, 2021 through the date the financial statements were issued and determined that there were no other subsequent events that would require recognition or additional disclosure in the financial statements.

24

BBH SELECT SERIES – LARGE CAP FUND

DISCLOSURE OF FUND EXPENSES

October 31, 2021 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statements october 31, 2021	25

BBH SELECT SERIES – LARGE CAP FUND

DISCLOSURE OF FUND EXPENSES (continued)

October 31, 2021 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period May 1, 2021 to October 31, 2021[1]
Class I
Actual	$1,000	$1,100	$3.70
Hypothetical[2]	$1,000	$1,022	$3.57

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period May 1, 2021 to October 31, 2021[1]
Retail Class
Actual	$1,000	$1,098	$5.55
Hypothetical[2]	$1,000	$1,020	$5.35

________________

[1]

Expenses are equal to the Fund’s annualized expense ratio of 0.70% and 1.05% for Class I and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/365.

[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

26

BBH SELECT SERIES – LARGE CAP FUND

CONFLICTS OF INTEREST

October 31, 2021 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser

financial statements october 31, 2021	27

BBH SELECT SERIES – LARGE CAP FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

28

BBH SELECT SERIES – LARGE CAP FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser or the Sub-Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

financial statements october 31, 2021	29

BBH SELECT SERIES – LARGE CAP FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

30

BBH SELECT SERIES – LARGE CAP FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

financial statements october 31, 2021	31

BBH SELECT SERIES – LARGE CAP FUND

ADDITIONAL FEDERAL TAX INFORMATION

October 31, 2021 (unaudited)

The Fund hereby designates $708,659 as an approximate amount of capital gain dividend for the purpose of dividends paid deduction.

In January 2022, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2021. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

32

TRUSTEES AND OFFICERS OF BBH SELECT SERIES – LARGE CAP FUND

(unaudited)

Information pertaining to the Trustees and executive officers of the Trust as of October 31, 2021 is set forth below. The mailing address for each Trustee is c/o BBH Trust, 140 Broadway, New York, NY 10005.

Name and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Independent Trustees
H. Whitney Wagner Birth Year: 1956	Chairman of the Board and Trustee	Chairman Since 2014; Trustee Since 2007 and 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment advisor.	9	None.
Andrew S. Frazier Birth Year: 1948	Trustee	Since 2010	Retired.	9	None.
Mark M. Collins Birth Year: 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment advisor.	9	Chairman of Dillon Trust Company.
John M. Tesoro Birth Year: 1952	Trustee	Since 2014	Retired.	9	Trustee, Bridge Builder Trust (8 Funds), Director, Teton Advisers, Inc. (a registered investment adviser).
Joan A. Binstock Birth Year: 1954	Trustee	Since 2019	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Advisers Counsel (2018-Present).	9	Independent Director, Morgan Stanley Direct Lending Fund; KKR Real Estate Interval Fund.

financial statements october 31, 2021	33

TRUSTEES AND OFFICERS OF BBH SELECT SERIES – LARGE CAP FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Interested Trustees
Susan C. Livingston+ 50 Post Office Square Boston, MA 02110 Birth Year: 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) for BBH&Co.	9	None.
John A. Gehret+ 140 Broadway New York, NY 10005 Birth Year: 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012-present).	9	None.

34

TRUSTEES AND OFFICERS OF BBH SELECT SERIES – LARGE CAP FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Year: 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Year: 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2011.
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Year: 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Year: 1959	Chief Compliance Officer (“CCO”)	Since 2015	Senior Vice President of BBH&Co. since 2015.
Kristin Marvin 140 Broadway New York, NY 10005 Birth Year: 1981	Anti-Money Laundering Officer (“AMLO”)	Since 2021	Assistant Vice President of BBH&Co. since March 2020; Program Manager, Ares Management Corporation, April 2015 - March 2020.

financial statements october 31, 2021	35

TRUSTEES AND OFFICERS OF BBH SELECT SERIES – LARGE CAP FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Crystal Cheung 140 Broadway New York, NY 10005 Birth Year: 1974	Assistant Treasurer	Since 2018	Assistant Vice President of BBH&Co. since 2016; joined BBH&Co. 2014.
Dania C. Piscetta 50 Post Office Square Boston, MA 02110 Birth Year:1989	Assistant Secretary	Since 2021

Assistant Vice President of BBH&Co. since June 2021; joined BBH&Co. in 2021; Assistant Vice President and Legal Associate of Wellington Management Company LLP, April 2018 - March 2021; Senior Compliance Analyst, Fidelity Investments, May 2016 - April 2018.

________________

#

All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Mr. Wagner previously served on the Board of Trustees of the Predecessor Trust.

+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partner and Limited Partner of BBH&Co., respectively.
^	The Fund Complex consists of the Trust, which has nine series, and each is counted as one “Portfolio” for purposes of this table.

36

BBH SELECT SERIES – LARGE CAP FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

October 31, 2021 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 9, 2021 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2020 through January 31, 2021 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

financial statements october 31, 2021	37

BBH SELECT SERIES – LARGE CAP FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

October 31, 2021 (unaudited)

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

38

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Annual Report

OCTOBER 31, 2021

BBH Intermediate Municipal Bond Fund

BBH INTERMEDIATE MUNICIPAL BOND FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

October 31, 2021

BBH Intermediate Municipal Bond Fund (the “Fund”) Class I produced a total return of 1.21% (net of fees and expenses) for the twelve-month period ending October 31, 2021 as compared to its benchmark, Bloomberg 1-15 Year Municipal Index1 which had a return of 1.78% over the same period. Longer-term performance remains strong and our team was excited that the Fund received a Lipper award in the spring as the top performing intermediate municipal debt fund over the five years period ending December 31, 2020. The Fund was assessed against 55 funds in this category. Ratings are based on risk-adjusted performance.*

The objective of the Intermediate Municipal Bond Fund is to protect our investors’ capital and generate attractive risk-adjusted returns. We seek to achieve this objective by investing in a limited number of durable credits that provide attractive yields or return potential. Our objective and strategy have remained the same since we launched the Fund on April 1, 2014. We are pleased that the Fund’s net assets continued to grow and ended October at just under $870 million.

In the Municipal market, valuations are often disconnected from their underlying fundamentals, particularly during periods of heightened market volatility. In the early stages of the pandemic, investors were consumed by widespread fears of credit insolvencies. Since then, effective vaccines, record fiscal stimulus, and ultra-accommodative monetary policy helped the economy recover quickly and fueled investor demand for lower-rated credits, pushing spreads to historic low levels.

For the twelve-month period, intermediate five- to ten-year maturity tax-exempt interest rates increased by 30 basis points2, while short and long maturities remained stable. During this time, the credit-sensitive portions of the Municipal market generated historically strong results. Relative to an equal-weighted blend of AAA- and AA-rated securities, BBB-rated debt outperformed by 550 basis points and Municipal High Yield outperformed by over 850 basis points during the year. The Fund’s exposure to BBB-rated bonds has been modest, at around 5%, and it has zero high-yield exposure. The Fund owns a portfolio of resilient, higher-quality credits which benefited during the early stages of the pandemic but lagged during the recovery over the last twelve months.

We invest our portfolios from the bottom-up and have continued to identify more opportunities in Revenue Bonds than in General Obligation issues (GO). As of October 31, 2021, the Fund held approximately 65% of its net assets in Revenue Bonds and the balance in GOs. Within the Revenue sector, the Fund’s largest exposure was to State Housing Finance Authority (HFA) sector, which comprised 16% of net assets at the end of the fiscal year.

Over the past year, we continued to identify better opportunities in bonds with non-standard coupons than in traditional 5% coupon, fixed-rate municipal bonds, The Fund holds meaningful exposures of floating-rate notes and zero-coupon bonds. As of October 31st, these two types of bonds comprised 12% and 16% of the fund’s net assets, respectively. This year, we also actively invested in a range of high-quality new issues with 6- to 12-month delayed settlement periods. As of fiscal year-end, the Fund holds 9% of its net assets in these bonds that have yet to settle. Although these opportunities generally offered comparable yields and return potential compared to lower-rated investment-grade bonds, they underperformed on a relative basis.

financial statements october 31, 2021	3

BBH INTERMEDIATE MUNICIPAL BOND FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)

October 31, 2021

Despite the performance headwinds from low-rated credit rally, we believe the Fund is well-positioned going forward, with ample liquidity to take advantage of market volatility and a weakening in credit valuations. We view current valuations as heavily reliant on fiscal and monetary stimulus and look forward to our opportunity set broadening as these stimulus measures recede.

The Refinitiv Lipper Fund Awards, granted annually, highlight funds and fund companies that have excelled in delivering consistently strong risk-adjusted performance relative to their peers. The Refinitiv Lipper Fund Awards are based on the Lipper Leader for Consistent Return rating, which is a risk-adjusted performance measure calculated over 36, 60 and 120 months. The fund with the highest Lipper Leader for Consistent Return (Effective Return) value in each eligible classification wins the Refinitiv Lipper Fund Award. For more information, see lipperfundawards.com. Although Refinitiv Lipper makes reasonable efforts to ensure the accuracy and reliability of the data contained herein, the accuracy is not guaranteed by Refinitiv Lipper. The BBH Intermediate Municipal Bond Fund (Class I) competed with 55 portfolios in the Intermediate Municipal Debt Funds category for the five-year period ending December 31, 2020. Lipper Fund Awards are based on the Institutional Class shares. Other share classes may have different performance characteristics. Past performance does not guarantee future results.

Thank you for your continued confidence and stay well.

________________

There is no assurance the objective will be achieved. Holdings are subject to change.
*	Refinitiv Lipper Fund Awards, ©2021 Refinitiv. All rights reserved. Used under license.
[1]

Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index is a sub-index of the Barclays Capital Municipal Bond Index, a rules-based market value-weighted index of bonds with maturities of one year to 17 years engineered for the tax-exempt bond market. One cannot invest directly in an index. Bloomberg® and the Bloomberg indexes are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by Brown Brothers Harriman & Co (BBH). Bloomberg is not affiliated with BBH, and Bloomberg does not approve, endorse, review, or recommend the BBH strategies. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the fund.

[2]	One “basis point” or “bp” is 1/100th of a percent (0.01% or 0.0001).

4

BBH INTERMEDIATE MUNICIPAL BOND FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)

October 31, 2021

Growth of $10,000 Invested in BBH Intermediate Municipal Bond

The graph below illustrates the hypothetical investment of $10,0001 in the Class N shares of the Fund since inception (April 1, 2014) to October 31, 2021 as compared to the BMBB.

The annualized gross expense ratios as shown in the March 1, 2021 prospectus for Class N and Class I shares were 0.71% and 0.47%, respectively.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For performance current to the most recent month-end please call 1-800-575-1265.

Hypothetical performance results are calculated on a total return basis and include all portfolio income, unrealized and realized capital gains, losses and reinvestment of dividends and other earnings. No one shareholder has actually achieved these results and no representation is being made that any actual shareholder achieved, or is likely to achieve, similar results to those shown. Hypothetical performance does not represent actual trading and may not reflect the impact of material economic and market factors. Undue reliance should not be placed on hypothetical performance results in making an investment decision.

________________

[1]

The Fund’s performance assumes the reinvestment of all dividends and distributions. The Barclays Municipal Bond 1-15 Year Blend (1-17) Index (“BMBB”) has been adjusted to reflect reinvestment of dividends on securities in the index. The BMBB is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged. Investments cannot be made in the index.

financial statements october 31, 2021	5

BBH INTERMEDIATE MUNICIPAL BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of BBH Intermediate Municipal Bond Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Intermediate Municipal Bond Fund (the "Fund"), one of the funds within BBH Trust, as of October 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the BBH Trust's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the BBH Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The BBH Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the BBH Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

6

BBH INTERMEDIATE MUNICIPAL BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2021

We have served as the auditor of one or more Brown Brothers Harriman investment companies since 1991.

financial statements october 31, 2021	7

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO ALLOCATION

October 31, 2021

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Municipal Bonds	$948,341,558	109.0%
Liabilities in Excess of Other Assets	(78,161,319)	(9.0)
NET ASSETS	$870,180,239	100.0%

All data as of October 31, 2021. BBH Intermediate Municipal Bond Fund’s (the “Fund”) security type diversification is expressed as a percentage of net assets and may vary over time.

CREDIT QUALITY

	U.S. $ Value	Percent of Total Investments
AAA	$251,087,830	26.5%
AA	432,237,880	45.6
A	181,725,869	19.2
BBB	71,155,213	7.5
NR	7,089,227	0.7
SP-2	5,045,539	0.5
TOTAL INVESTMENTS	$948,341,558	100.0%

All data as of October 31, 2021. The Fund’s credit quality is expressed as a percentage of total investments and may vary over time. Ratings are provided by Standard and Poor’s (S&P). Where S&P ratings are not available, they are substituted with Moody’s. S&P and Moody’s are independent third parties.

The accompanying notes are an integral part of these financial statements.

8

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PORTFOLIO OF INVESTMENTS

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (109.0%)
	Arizona (0.6%)
$2,250,000	Coconino County Pollution Control Corp., Revenue Bonds[1,2]	09/01/32	1.875%	$2,291,226
3,000,000	County of Yavapai Industrial Development Authority, Revenue Bonds	06/01/27	1.300	2,990,349
205,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	215,188
	Total Arizona			5,496,763
	California (13.1%)
3,640,000	Allan Hancock Joint Community College District, General Obligation Bonds	08/01/42	0.000	3,460,756
510,000	Anaheim City School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	497,623
1,000,000	Anaheim City School District, General Obligation Bonds, NPFG[3]	08/01/26	0.000	941,084
1,040,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[3]	08/01/28	0.000	933,243
2,140,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[3]	08/01/29	0.000	1,865,318
3,120,000	Anaheim Public Financing Authority, Revenue Bonds, AGM[3]	09/01/30	0.000	2,674,604
3,000,000	Bay Area Toll Authority, Revenue Bonds	04/01/54	5.000	3,340,449
4,375,000	Burbank Unified School District, General Obligation Bonds, NPFG[3]	08/01/23	0.000	4,323,693
6,550,000	Burbank Unified School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	6,405,040
6,060,000	California Infrastructure & Economic Development Bank, Revenue Bonds (1-Month USD-LIBOR + 0.330%)[2]	10/01/47	0.388	6,060,728
1,185,000	California Pollution Control Financing Authority, Revenue Bonds[1,2]	11/01/40	3.125	1,285,021
1,100,000	California State Public Works Board, Revenue Bonds[4]	08/01/25	5.000	1,224,078
1,470,000	California State Public Works Board, Revenue Bonds[4]	08/01/26	5.000	1,682,918
2,400,000	California State Public Works Board, Revenue Bonds[4]	08/01/29	5.000	2,914,239
2,785,000	California State Public Works Board, Revenue Bonds[4]	08/01/30	5.000	3,432,887
2,560,000	California State Public Works Board, Revenue Bonds[4]	08/01/31	5.000	3,205,748

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	9

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$1,040,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000%	$789,911
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	02/01/34	0.000	768,236
800,000	City of Irvine, Special Assessment Bonds[2,5]	11/01/21	0.010	800,000
4,050,000	Coast Community College District, General Obligation Bonds, AGM[3]	08/01/28	0.000	3,722,980
1,015,000	Downey Unified School District, General Obligation Bonds[3]	08/01/33	0.000	766,544
1,000,000	Downey Unified School District, General Obligation Bonds[3]	08/01/35	0.000	690,647
2,000,000	Glendale Community College District, General Obligation Bonds[3]	08/01/32	0.000	1,597,775
2,500,000	Glendale Community College District, General Obligation Bonds[3]	08/01/33	0.000	1,927,615
3,350,000	Glendale Community College District, General Obligation Bonds[3]	08/01/35	0.000	2,410,296
5,240,000	Glendale Community College District, General Obligation Bonds[3]	08/01/36	0.000	3,639,679
1,900,000	Glendale Community College District, General Obligation Bonds[3]	08/01/37	0.000	1,272,812
1,040,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AGM[3]	06/01/25	0.000	1,017,742
5,500,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AMBAC[3]	06/01/27	0.000	5,207,990
1,000,000	Grossmont Healthcare District, General Obligation Bonds, AMBAC[3]	07/15/30	0.000	875,042
1,100,000	La Mesa-Spring Valley School District, General Obligation Bonds, NPFG[3]	08/01/26	0.000	1,043,038
1,660,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[3]	08/01/27	0.000	1,535,901
1,110,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[3]	08/01/30	0.000	944,543
725,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	762,141
680,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month USD-LIBOR + 1.450%)[2]	11/15/27	1.534	703,652
4,000,000	Newark Unified School District, General Obligation Bonds, AGM[3]	08/01/25	0.000	3,881,788

The accompanying notes are an integral part of these financial statements.

10

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$9,150,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month USD-LIBOR + 0.720%)[2]	07/01/27	0.808%	$9,203,909
1,725,000	Oak Grove School District, General Obligation Bonds[3]	08/01/31	0.000	1,382,314
1,030,000	Oak Grove School District, General Obligation Bonds[3]	08/01/32	0.000	822,721
1,050,000	Oak Park Unified School District, General Obligation Bonds, AGM[3]	08/01/28	0.000	947,277
975,000	Placer Union High School District, General Obligation Bonds, AGM[3]	08/01/30	0.000	840,526
775,000	Roseville Joint Union High School District, General Obligation Bonds, AGM[3]	08/01/30	0.000	665,220
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	731,313
2,415,000	San Diego Unified School District, General Obligation Bonds[3]	07/01/34	0.000	1,618,106
3,000,000	San Diego Unified School District, General Obligation Bonds[3]	07/01/37	0.000	1,745,906
1,900,000	San Mateo County Transportation Authority, Revenue Bonds[2,5]	11/01/21	0.010	1,900,000
1,000,000	Santa Ana Unified School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	980,012
1,120,000	Santa Rita Union School District, General Obligation Bonds, AGM[3]	08/01/33	0.000	850,362
9,000,000	Southern California Public Power Authority, Revenue Bonds[2,5]	11/01/21	0.010	9,000,000
2,415,000	State of California, General Obligation Bonds	12/01/32	2.850	2,614,770
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	980,549
1,040,000	Windsor Unified School District, General Obligation Bonds[3]	08/01/33	0.000	809,286
	Total California			113,698,032
	Colorado (1.4%)
800,000	Colorado Educational & Cultural Facilities Authority, Revenue Bonds[2,5]	11/01/21	0.030	800,000
1,300,000	Colorado Health Facilities Authority, Revenue Bonds[2,5]	11/01/21	0.030	1,300,000
1,156,155	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	1,209,465
1,900,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/25	0.000	1,838,160

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	11

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Colorado (continued)
$1,750,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/27	0.000%	$1,626,435
5,000,000	E-470 Public Highway Authority, Revenue Bonds (SOFR + 0.350%)[2]	09/01/39	0.384	5,010,668
	Total Colorado			11,784,728
	Connecticut (3.7%)
1,135,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/22	2.100	1,153,335
530,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/23	2.800	545,401
1,605,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/26	1.150	1,595,475
1,070,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/26	1.200	1,062,025
2,120,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/27	1.350	2,110,652
1,000,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/27	1.400	993,622
165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000	165,322
350,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	350,773
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	401,574
1,135,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/41	4.000	1,216,488
2,845,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/42	2.000	3,007,407
3,705,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/49	1.800	3,813,338
395,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.900%)[2]	03/01/23	0.950	397,557
1,000,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.990%)[2]	03/01/25	1.040	1,019,877
1,845,000	State of Connecticut, General Obligation Bonds	03/01/26	5.000	2,040,882
2,050,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/25	5.000	2,390,180
2,945,000	State of Connecticut Special Tax Revenue, Revenue Bonds	09/01/26	5.000	3,547,856

The accompanying notes are an integral part of these financial statements.

12

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Connecticut (continued)
$1,065,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/27	5.000%	$1,235,265
2,205,000	State of Connecticut Special Tax Revenue, Revenue Bonds	01/01/29	5.000	2,729,381
2,000,000	State of Connecticut Special Tax Revenue, Revenue Bonds	05/01/36	4.000	2,363,555
	Total Connecticut			32,139,965
	District of Columbia (0.9%)
1,000,000	District of Columbia, Revenue Bonds	03/01/27	5.000	1,223,415
5,000,000	District of Columbia, Revenue Bonds	10/01/28	5.000	6,351,652
	Total District of Columbia			7,575,067
	Florida (1.8%)
1,015,000	County of Hillsborough Solid Waste & Resource Recovery Revenue, Revenue Bonds	09/01/24	5.000	1,134,845
970,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/49	4.000	1,042,518
4,020,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	4.250	4,376,245
1,750,000	State of Florida, General Obligation Bonds	06/01/26	5.000	2,093,797
2,125,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/25	5.000	2,470,998
3,875,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/27	5.000	4,655,597
	Total Florida			15,774,000
	Georgia (3.9%)
4,850,000	Development Authority of Burke County, Revenue Bonds[1,2]	10/01/32	2.250	4,984,896
5,000,000	Development Authority of Burke County, Revenue Bonds[1,2]	01/01/40	1.500	5,123,108
1,200,000	Development Authority of Burke County, Revenue Bonds[1,2]	11/01/45	3.000	1,237,406
2,565,000	Development Authority of Burke County, Revenue Bonds[1,2]	11/01/45	3.250	2,772,167
345,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/25	5.000	392,880
1,265,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/26	5.000	1,484,703
800,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/27	5.000	961,833
990,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	1,227,330
2,700,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	3,300,525

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	13

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Georgia (continued)
$1,140,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/31	5.000%	$1,396,430
1,000,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/33	5.000	1,218,932
500,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/34	5.000	608,456
1,750,000	Monroe County Development Authority, Revenue Bonds	07/01/25	2.250	1,808,191
3,850,000	Monroe County Development Authority, Revenue Bonds[1,2]	01/01/39	1.500	3,944,793
1,200,000	State of Georgia, General Obligation Bonds	02/01/25	5.000	1,378,279
1,710,000	State of Georgia, General Obligation Bonds	12/01/26	5.000	2,080,167
	Total Georgia			33,920,096
	Hawaii (1.7%)
2,250,000	City & County of Honolulu, General Obligation Bonds[4]	11/01/23	5.000	2,367,801
3,750,000	City & County of Honolulu, General Obligation Bonds[4]	11/01/27	5.000	4,439,044
4,345,000	City & County of Honolulu, General Obligation Bonds[4]	11/01/28	5.000	5,256,362
2,000,000	City & County of Honolulu, General Obligation Bonds[4]	11/01/29	5.000	2,456,850
	Total Hawaii			14,520,057
	Illinois (5.9%)
1,400,000	Illinois Finance Authority, Revenue Bonds[2,5]	11/01/21	0.030	1,400,000
2,400,000	Illinois Finance Authority, Revenue Bonds[2,5]	11/01/21	0.030	2,400,000
7,400,000	Illinois Finance Authority, Revenue Bonds[2,5]	11/01/21	0.030	7,400,000
600,000	Illinois Finance Authority, Revenue Bonds[2,5]	11/01/21	0.040	600,000
1,350,000	Illinois Finance Authority, Revenue Bonds	10/01/23	5.000	1,470,491
3,500,000	Illinois Finance Authority, Revenue Bonds	10/01/25	5.000	4,093,455
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/27	5.000	2,460,903
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/28	5.000	2,513,679
2,990,000	Illinois Finance Authority, Revenue Bonds	07/15/32	3.000	3,233,182
1,285,000	Illinois Finance Authority, Revenue Bonds	08/15/32	5.000	1,662,544
2,000,000	Illinois Finance Authority, Revenue Bonds	10/01/33	5.000	2,776,644
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/34	5.000	2,571,404
2,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	2,933,104
95,000	Illinois Finance Authority, Revenue Bonds[1,2]	07/15/57	5.000	99,996

The accompanying notes are an integral part of these financial statements.

14

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Illinois (continued)
$2,585,000	Metropolitan Pier & Exposition Authority, Revenue Bonds	07/01/26	7.000%	$3,040,367
4,675,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/24	5.000	5,204,706
905,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/26	5.000	1,070,648
4,300,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/27	5.000	5,051,303
870,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/28	5.000	1,015,948
	Total Illinois			50,998,374
	Indiana (2.2%)
1,665,000	Indiana Bond Bank, Revenue Bonds (3-Month USD-LIBOR + 0.970%)[2]	10/15/22	1.053	1,665,423
900,000	Indiana Finance Authority, Revenue Bonds[2,5]	11/01/21	0.040	900,000
950,000	Indiana Finance Authority, Revenue Bonds[2,5]	11/01/21	0.040	950,000
2,000,000	Indiana Finance Authority, Revenue Bonds[1,2]	12/01/58	2.250	2,100,567
4,335,000	Indiana Housing & Community Development Authority, Revenue Bonds[2,5]	11/01/21	0.030	4,335,000
1,580,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	07/01/22	5.000	1,626,754
1,565,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	01/01/23	5.000	1,643,915
3,605,000	Indiana Housing & Community Development Authority, Revenue Bonds	01/01/49	3.750	3,928,592
2,265,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	07/01/49	3.250	2,419,323
	Total Indiana			19,569,574
	Iowa (0.7%)
7,000,000	Iowa Finance Authority, Revenue Bonds[2,5]	11/01/21	0.030	7,000,000
415,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	435,845
3,840,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	3.750	4,187,469
	Total Iowa			11,623,314
	Kentucky (1.2%)
5,000,000	County of Trimble KY, Revenue Bonds	11/01/27	1.350	5,015,481
4,965,000	Kentucky Public Energy Authority, Revenue Bonds[1,2]	12/01/49	4.000	5,494,944
	Total Kentucky			10,510,425

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	15

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Maryland (6.6%)
$1,125,000	County of Baltimore, General Obligation Bonds	02/01/26	5.000%	$1,334,028
2,200,000	County of Prince George's, General Obligation Bonds	07/15/26	5.000	2,645,071
3,500,000	County of Prince George's, General Obligation Bonds	09/15/27	5.000	4,335,186
135,000	State of Maryland, General Obligation Bonds	08/01/24	5.000	152,242
10,000,000	State of Maryland, General Obligation Bonds	03/15/25	5.000	11,526,646
5,200,000	State of Maryland, General Obligation Bonds[4]	03/01/26	5.000	6,063,160
10,000,000	State of Maryland, General Obligation Bonds[4]	08/01/27	3.000	10,940,664
5,000,000	State of Maryland, General Obligation Bonds[4]	03/01/28	4.000	5,828,874
2,500,000	State of Maryland, General Obligation Bonds[4]	03/01/29	4.000	2,962,989
1,000,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/23	5.000	1,044,946
2,000,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/26	5.000	2,303,255
2,250,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/27	5.000	2,646,183
2,250,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/28	5.000	2,699,956
2,125,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/29	5.000	2,594,021
	Total Maryland			57,077,221
	Massachusetts (4.4%)
1,805,000	Commonwealth of Massachusetts, Revenue Bonds, AGM[1,2]	06/01/22	8.873	1,847,651
12,935,000	Commonwealth of Massachusetts, General Obligation Bonds (3-Month USD-LIBOR + 0.550%)[2]	11/01/25	0.634	12,952,641
4,625,000	Commonwealth of Massachusetts, General Obligation Bonds	07/01/26	5.000	5,544,881
1,200,000	Commonwealth of Massachusetts, General Obligation Bonds	09/01/26	5.000	1,445,646
5,000,000	Massachusetts Clean Water Trust, Revenue Bonds (U.S. Consumer Price Index + 0.990%)[2]	08/01/23	6.401	5,321,607
10,000,000	Massachusetts Health & Educational Facilities Authority, Revenue Bonds[5]	11/01/21	0.010	10,000,000
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	392,146
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	516,538
	Total Massachusetts			38,021,110

The accompanying notes are an integral part of these financial statements.

16

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Michigan (4.3%)
$1,930,000	Brighton Area School District, General Obligation Bonds	05/01/33	3.000%	$2,119,705
2,385,000	Brighton Area School District, General Obligation Bonds	05/01/34	3.000	2,607,002
90,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	98,401
325,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	401,512
5,025,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	5.250	6,500,499
5,350,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	6,539,595
1,550,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	2,039,622
3,940,000	Detroit City School District, General Obligation Bonds, AGM	05/01/32	5.250	5,207,762
1,195,000	Michigan Finance Authority, Revenue Bonds	05/01/28	5.000	1,423,873
3,850,000	Michigan Finance Authority, Revenue Bonds[1,2]	10/15/38	1.200	3,831,509
1,235,000	Pontiac School District, General Obligation Bonds	05/01/26	5.000	1,472,139
1,355,000	Pontiac School District, General Obligation Bonds	05/01/27	5.000	1,659,924
1,480,000	Pontiac School District, General Obligation Bonds	05/01/28	5.000	1,857,522
1,240,000	Pontiac School District, General Obligation Bonds	05/01/31	5.000	1,610,919
	Total Michigan			37,369,984
	Minnesota (4.1%)
7,500,000	City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bonds[2,5]	11/01/21	0.040	7,500,000
1,300,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/31	0.000	1,063,709
1,050,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/32	0.000	829,808
1,025,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/33	0.000	782,601
835,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/28	1.750	853,430
1,525,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/28	1.300	1,517,038
927,019	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	949,867
817,809	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	846,969

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	17

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PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Minnesota (continued)
$2,273,621	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450%	$2,349,085
834,333	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	857,216
4,655,201	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470	4,734,744
1,000,000	Sartell-St Stephen Independent School District No 748, General Obligation Bonds[3]	02/01/33	0.000	741,967
6,655,000	Shakopee Independent School District No 720, General Obligation Bonds[3]	02/01/28	0.000	6,075,108
5,155,000	Shakopee Independent School District No 720, General Obligation Bonds[3]	02/01/29	0.000	4,595,985
2,250,000	St Paul Independent School District No 625, Certificates of Participation	02/01/32	2.000	2,296,546
	Total Minnesota			35,994,073
	Mississippi (0.1%)
1,000,000	Mississippi Business Finance Corp., Revenue Bonds[1,2]	03/01/27	2.200	1,037,327
	Total Mississippi			1,037,327
	Missouri (0.0%)
40,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/51	3.250	43,355
	Total Missouri			43,355
	Montana (0.1%)
1,190,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	1,276,654
	Total Montana			1,276,654
	Nebraska (1.6%)
2,515,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	2,611,786
3,675,000	Central Plains Energy Project, Revenue Bonds[1,2]	03/01/50	5.000	3,997,863
1,710,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/29	1.950	1,753,543
1,710,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/33	1.950	1,688,383
2,750,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	2,994,704
500,000	Saline County Hospital Authority No 1, Revenue Bonds[2,5]	11/01/21	0.030	500,000
	Total Nebraska			13,546,279
	Nevada (0.1%)
1,250,000	County of Clark, Revenue Bonds[1,2]	01/01/36	1.650	1,271,260
	Total Nevada			1,271,260

The accompanying notes are an integral part of these financial statements.

18

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PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New Hampshire (0.1%)
$1,000,000	New Hampshire Business Finance Authority, Revenue Bonds	08/01/24	3.125%	$1,064,734
	Total New Hampshire			1,064,734
	New Jersey (6.1%)
1,420,000	Holmdel Township School District, General Obligation Bonds	02/01/27	3.250	1,595,548
2,075,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/23	2.500	2,159,341
1,630,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/24	2.500	1,721,779
3,830,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.550%)[2]	09/01/27	1.600	3,877,508
5,100,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.600%)[2]	03/01/28	1.650	5,165,194
2,200,000	New Jersey Economic Development Authority, Revenue Bonds[1,2]	11/01/34	1.200	2,218,157
3,000,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds[2,5]	11/01/21	0.010	3,000,000
3,350,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds[1,2]	07/01/45	5.000	3,990,770
3,365,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/26	0.000	3,128,804
1,380,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/28	0.000	1,216,836
7,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[4]	06/15/30	5.000	8,705,011
4,405,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/30	0.000	3,659,213
6,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/31	0.000	4,834,663
2,760,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.750%)[2]	01/01/30	0.808	2,767,692
1,375,000	Rumson Boro School District, General Obligation Bonds	07/15/33	2.000	1,400,106
1,750,000	Township of Ewing, General Obligation Bonds	08/01/27	3.000	1,904,506
1,750,000	Township of Ewing, General Obligation Bonds	08/01/29	2.000	1,788,227
	Total New Jersey			53,133,355

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	19

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New Mexico (0.5%)
$1,420,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000%	$1,544,386
2,895,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/51	3.500	3,143,498
	Total New Mexico			4,687,884
	New York (6.7%)
5,000,000	Metropolitan Transportation Authority, Revenue Bonds	02/01/22	4.000	5,045,539
4,165,000	Metropolitan Transportation Authority, Revenue Bonds (1-Month USD-LIBOR + 0.820%)[2]	11/01/26	0.875	4,169,490
5,750,000	Metropolitan Transportation Authority, Revenue Bonds (SOFR + 0.330%)[2]	11/01/35	0.363	5,734,456
2,100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[2,5]	11/01/21	0.030	2,100,000
10,200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[2,5]	11/01/21	0.030	10,200,000
4,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	08/01/28	5.000	5,046,810
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	11/01/28	5.000	3,806,631
2,500,000	New York City Water & Sewer System, Revenue Bonds[2,5]	11/01/21	0.030	2,500,000
925,000	New York State Dormitory Authority, Revenue Bonds	02/15/24	5.000	1,024,451
5,000,000	New York State Urban Development Corp., Revenue Bonds	03/15/28	5.000	6,250,671
5,655,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/31	2.000	5,636,452
3,500,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/33	2.000	3,437,443
3,350,000	Triborough Bridge & Tunnel Authority, Revenue Bonds (SOFR + 0.380%)[2]	01/01/32	0.414	3,353,784
	Total New York			58,305,727
	North Carolina (3.0%)
4,400,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[2,5]	11/01/21	0.030	4,400,000
2,315,000	County of New Hanover, Revenue Bonds	10/01/26	5.000	2,781,883
1,725,000	County of Wake, General Obligation Bonds	03/01/24	5.000	1,914,145

The accompanying notes are an integral part of these financial statements.

20

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	North Carolina (continued)
$735,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/23	2.750%	$750,845
745,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/23	2.800	767,441
1,625,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/28	1.100	1,598,653
4,320,000	North Carolina Housing Finance Agency, Revenue Bonds, FNMA, GNMA	01/01/50	4.000	4,725,368
2,520,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/50	4.000	2,780,678
1,570,000	State of North Carolina, General Obligation Bonds	06/01/24	5.000	1,759,089
2,000,000	State of North Carolina, General Obligation Bonds	06/01/27	5.000	2,462,468
2,225,000	State of North Carolina, General Obligation Bonds	06/01/32	2.000	2,299,251
	Total North Carolina			26,239,821
	North Dakota (0.9%)
1,000,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/29	1.650	995,933
2,200,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/32	2.800	2,332,569
4,230,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	4,623,931
	Total North Dakota			7,952,433
	Ohio (3.1%)
2,800,000	Ohio Higher Educational Facility Commission, Revenue Bonds[1,2]	01/01/39	0.030	2,800,000
14,500,000	Ohio Higher Educational Facility Commission, Revenue Bonds[2,5]	11/01/21	0.030	14,500,000
2,000,000	Ohio Higher Educational Facility Commission, Revenue Bonds (1-Month USD-LIBOR + 0.420%)[2]	10/01/44	0.478	2,000,311
4,750,000	State of Ohio, Revenue Bonds[2,5]	11/01/21	0.030	4,750,000
2,195,000	State of Ohio, General Obligation Bonds	08/01/25	5.000	2,559,241
	Total Ohio			26,609,552

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	21

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PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Oklahoma (0.8%)
$4,115,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000%	$4,514,987
1,930,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/50	3.250	2,092,239
	Total Oklahoma			6,607,226
	Oregon (5.4%)
6,400,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[3]	06/15/35	0.000	4,701,367
1,020,000	Clackamas County School District No 115, General Obligation Bonds[3]	06/15/27	0.000	956,527
1,670,000	Lane County School District No 1 Pleasant Hill, General Obligation Bonds[3]	06/15/27	0.000	1,566,953
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/32	0.000	1,153,169
3,905,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/25	0.000	3,812,712
4,335,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/26	0.000	4,167,195
5,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/26	0.000	4,738,455
5,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/27	0.000	4,631,604
1,500,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/28	0.000	1,382,378
2,745,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/28	0.000	2,478,720
2,185,000	Salem-Keizer School District No 24J, General Obligation Bonds	06/15/29	5.000	2,810,592
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/31	0.000	862,651
1,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/33	0.000	772,881
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/35	0.000	753,074
4,500,000	State of Oregon, General Obligation Bonds[5]	11/01/21	0.030	4,500,000
5,000,000	Umatilla County School District No 8R Hermiston, General Obligation Bonds[3]	06/15/32	0.000	4,080,847

The accompanying notes are an integral part of these financial statements.

22

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Oregon (continued)
$2,225,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/33	0.000%	$1,596,094
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/31	0.000	1,217,633
1,055,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/33	0.000	783,401
	Total Oregon			46,966,253
	Other Territory (0.6%)
4,920,000	FHLMC Multifamily VRD Certificates, Revenue Bonds	05/15/27	2.304	5,044,500
	Total Other Territory			5,044,500
	Pennsylvania (3.5%)
150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	151,134
85,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	89,488
6,000,000	Bethlehem Area School District Authority, Revenue Bonds (SOFR + 0.350%)[2,4]	07/01/31	0.000	6,000,021
1,000,000	New Kensington-Arnold School District, General Obligation Bonds, BAM	05/15/28	2.500	1,057,422
1,225,000	North Penn Water Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.560%)[2]	11/01/24	0.610	1,231,144
5,000,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds[1,2]	08/01/37	0.580	4,978,277
2,000,000	School District of Philadelphia, General Obligation Bonds	09/01/23	5.000	2,170,602
635,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000	704,192
1,710,000	School District of Philadelphia, General Obligation Bonds	09/01/26	5.000	2,048,333
1,610,000	School District of Philadelphia, General Obligation Bonds	09/01/28	5.000	2,002,736
2,210,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/32	5.000	2,644,371
6,255,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/33	5.000	7,467,288
	Total Pennsylvania			30,545,008

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	23

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	South Carolina (0.1%)
$930,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	07/01/34	2.650%	$971,435
	Total South Carolina			971,435
	South Dakota (2.0%)
3,785,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/26	5.000	4,066,722
1,500,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/32	3.400	1,601,097
405,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/44	4.000	421,976
2,395,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	2,649,649
2,750,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	3,025,673
5,025,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/50	3.750	5,489,951
	Total South Dakota			17,255,068
	Tennessee (1.4%)
2,485,000	Clarksville Natural Gas Acquisition Corp., Revenue Bonds	12/15/21	5.000	2,499,287
1,750,000	New Memphis Arena Public Building Authority, Revenue Bonds	04/01/29	0.000	1,784,791
1,750,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/33	0.000	1,371,313
3,000,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/35	0.000	2,207,406
1,000,000	Tennessee Energy Acquisition Corp., Revenue Bonds	11/01/28	5.000	1,239,891
2,435,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/47	3.500	2,565,310
100,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/50	3.500	108,959
	Total Tennessee			11,776,957
	Texas (10.6%)
1,385,000	City of Denton, General Obligation Bonds	02/15/28	5.000	1,719,825
910,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/24	5.000	1,016,463

The accompanying notes are an integral part of these financial statements.

24

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$1,170,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/25	5.000%	$1,349,425
500,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[1,2]	02/01/48	2.750	512,999
765,000	Crandall Independent School District, General Obligation Bonds[3]	08/15/24	0.000	752,543
420,000	Crandall Independent School District, General Obligation Bonds[3]	08/15/25	0.000	407,207
450,000	Crandall Independent School District, General Obligation Bonds[3]	08/15/26	0.000	428,844
140,000	Crandall Independent School District, General Obligation Bonds[3]	08/15/27	0.000	130,539
2,000,000	Fort Bend Independent School District, General Obligation Bonds	08/15/28	5.000	2,524,136
1,000,000	Hays Consolidated Independent School District, General Obligation Bonds	02/15/27	5.000	1,216,146
3,455,000	Leander Independent School District, General Obligation Bonds[3]	08/15/29	0.000	2,613,702
4,000,000	Little Elm Independent School District, General Obligation Bonds[1,2]	08/15/48	0.680	4,002,058
1,025,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/25	5.000	1,193,913
1,380,000	Lower Colorado River Authority, Revenue Bonds, AGM[4]	05/15/27	5.000	1,652,494
2,280,000	Lower Colorado River Authority, Revenue Bonds, AGM[4]	05/15/28	5.000	2,784,686
7,500,000	Medina Valley Independent School District, General Obligation Bonds[1,2]	02/15/51	0.820	7,430,333
2,000,000	Round Rock Independent School District, General Obligation Bonds	08/01/34	2.750	2,164,965
1,000,000	State of Texas, General Obligation Bonds	08/01/26	5.000	1,193,537
1,970,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/34	2.700	2,049,218
3,632,025	Texas Department of Housing & Community Affairs, Revenue Bonds, FNMA	03/01/35	3.400	3,963,919

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	25

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$1,295,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150%	$1,311,904
11,712,199	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	12,275,732
990,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000	1,102,890
510,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	513,153
12,035,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month USD-LIBOR + 0.700%)[2]	12/15/26	0.778	12,088,035
4,080,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	4,718,663
3,765,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	0.600	3,798,478
3,755,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[2]	09/15/27	0.767	3,774,021
11,880,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.870%)[2]	09/15/27	0.948	12,020,697
1,000,000	Wylie Independent School District, General Obligation Bonds[3]	08/15/24	0.000	987,551
1,000,000	Wylie Independent School District, General Obligation Bonds[3]	08/15/25	0.000	975,778
	Total Texas			92,673,854
	Virginia (3.2%)
2,750,000	Amelia County Industrial Development Authority, Revenue Bonds	04/01/27	1.450	2,762,866
1,755,000	City of Virginia Beach, General Obligation Bonds	04/01/25	5.000	2,026,633
2,005,000	County of Arlington, General Obligation Bonds	08/15/25	5.000	2,347,184
1,215,000	County of Arlington, General Obligation Bonds	08/15/30	2.500	1,281,401
6,040,000	Virginia College Building Authority, Revenue Bonds	09/01/27	5.000	7,455,161
1,835,000	Virginia College Building Authority, Revenue Bonds	02/01/28	5.000	2,291,690
5,000,000	Virginia Commonwealth Transportation Board, Revenue Bonds	05/15/24	5.000	5,584,319

The accompanying notes are an integral part of these financial statements.

26

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Virginia (continued)
$2,300,000	Virginia Housing Development Authority, Revenue Bonds	01/01/23	2.740%	$2,348,114
1,205,000	Virginia Public School Authority, Revenue Bonds	08/01/26	5.000	1,448,181
	Total Virginia			27,545,549
	Washington (1.0%)
850,000	County of King, General Obligation Bonds[2,5]	11/01/21	0.030	850,000
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	443,690
1,050,000	State of Washington, General Obligation Bonds	08/01/26	5.000	1,261,900
1,330,000	State of Washington, General Obligation Bonds, NPFG[3]	06/01/30	0.000	1,159,257
105,000	Washington State Housing Finance Commission, Revenue Bonds	06/01/44	3.500	107,348
1,270,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/47	4.000	1,315,767
4,000,000	Washington State Housing Finance Commission, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	12/01/48	0.600	4,021,752
	Total Washington			9,159,714
	Wisconsin (0.7%)
300,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/28	5.250	329,044
5,400,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds[2,5]	11/01/21	0.030	5,400,000
	Total Wisconsin			5,729,044
	Wyoming (0.3%)
2,605,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000	2,825,786
	Total Wyoming			2,825,786
	Total Municipal Bonds
	(Identified cost $921,399,960)			948,341,558

TOTAL INVESTMENTS (cost $921,399,960)[6]	109.0%	$948,341,558
LIABILITIES IN EXCESS OF OTHER ASSETS	(9.0)%	(78,161,319)
NET ASSETS	100.00%	$870,180,239

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	27

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

[1] This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[2] Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the October 31, 2021 coupon or interest rate.
[3] Security issued with zero coupon. Income is recognized through accretion of discount.
[4] Represent a security purchased on a when-issued basis.
[5]

Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of October 31, 2021.

[6]

The aggregate cost for federal income tax purposes is $921,403,600, the aggregate gross unrealized appreciation is $28,241,958 and the aggregate gross unrealized depreciation is $1,304,000, resulting in net unrealized appreciation of $26,937,958.

Abbreviations:
AGM - Assured Guaranty Municipal Corporation.
AMBAC - AMBAC Financial Group, Inc.
BAM - Build America Mutual.
BHAC - Berkshire Hathaway Assurance Corporation.
FGIC - Financial Guaranty Insurance Company.
FHA - Federal Housing Administration.
FHLMC - Federal Home Loan Mortgage Corporation.
FNMA - Federal National Mortgage Association.
GNMA - Government National Mortgage Association.
LIBOR - London Interbank Offered Rate.
NPFG - National Public Finance Guarantee Corporation.
SIFMA - Securities Industry and Financial Markets Association.
SOFR - Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

28

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	29

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of October 31, 2021
Municipal Bonds*	$—	$948,341,558	$—	$948,341,558
Total Investment, at value	$—	$948,341,558	$—	$948,341,558
_______________________
*	For geographical breakdown of municipal bond investments, refer to the Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

30

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2021

ASSETS:
Investments in securities, at value (Cost $921,399,960)	$948,341,558
Cash	119,580
Receivables for:
Interest	5,320,686
Shares sold	1,143,477
Investment advisory and administrative fee waiver reimbursement	2,704
Prepaid assets	1,329
Total Assets	954,929,334
LIABILITIES:
Payables for:
Investments purchased	83,618,578
Shares redeemed	603,496
Investment advisory and administrative fees	294,524
Dividends declared	87,263
Professional fees	68,274
Custody and fund accounting fees	38,304
Shareholder servicing fees	14,281
Transfer agent fees	6,586
Board of Trustees' fees	1,111
Accrued expenses and other liabilities	16,678
Total Liabilities	84,749,095
NET ASSETS	$870,180,239
Net Assets Consist of:
Paid-in capital	$842,605,095
Retained earnings	27,575,144
Net Assets	$870,180,239

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($81,744,782 ÷ 7,482,142 shares outstanding)	$10.93
CLASS I SHARES
($788,435,457 ÷ 72,224,792 shares outstanding)	$10.92

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	31

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF OPERATIONS

For the year ended October 31, 2021

NET INVESTMENT INCOME:
Income:
Interest income	$15,543,141
Other income	22
Total Income	15,543,163
Expenses:
Investment advisory and administrative fees	3,401,911
Shareholder servicing fees	195,924
Custody and fund accounting fees	151,988
Professional fees	79,926
Board of Trustees’ fees	62,558
Transfer agent fees	39,107
Miscellaneous expenses	127,327
Total Expenses	4,058,741
Investment advisory and administrative fee waiver	(35,002)
Net Expenses	4,023,739
Net Investment Income	11,519,424

NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments in securities	621,594
Net change in unrealized appreciation/(depreciation) on investments in securities	(3,779,387)
Net Realized and Unrealized Loss	(3,157,793)
Net Increase in Net Assets Resulting from Operations	$8,361,631

The accompanying notes are an integral part of these financial statements.

32

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	For the years ended October 31,
	2021	2020
INCREASE IN NET ASSETS:
Operations:
Net investment income	$11,519,424	$9,421,154
Net realized gain on investments in securities	621,594	882,684
Net change in unrealized appreciation/(depreciation) on investments in securities	(3,779,387)	15,478,840
Net increase in net assets resulting from operations	8,361,631	25,782,678
Dividends and distributions declared:
Class N	(1,254,792)	(1,300,344)
Class I	(11,067,676)	(9,979,557)
Total dividends and distributions declared	(12,322,468)	(11,279,901)
Share transactions:
Proceeds from sales of shares*	278,506,756	429,297,126
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	5,195,409	3,707,156
Proceeds from short-term redemption fees	4,901	2,857
Cost of shares redeemed*	(157,456,767)	(88,067,119)
Net increase in net assets resulting from share transactions	126,250,299	344,940,020
Total increase in net assets	122,289,462	359,442,797
NET ASSETS:
Beginning of year	747,890,777	388,447,980
End of year	$870,180,239	$747,890,777
_______________________
*	Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	33

BBH INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each year.

	For the years ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$10.96	$10.76	$10.15	$10.48	$10.56
Income from investment operations:
Net investment income[1]	0.13	0.17	0.21	0.21	0.22
Net realized and unrealized gain (loss)	(0.02)	0.25	0.62	(0.23)	0.11
Total income (loss) from investment operations	0.11	0.42	0.83	(0.02)	0.33
Less dividends and distributions:
From net investment income	(0.13)	(0.17)	(0.21)	(0.21)	(0.26)
From net realized gains	(0.01)	(0.05)	(0.01)	(0.10)	(0.15)
Total dividends and distributions	(0.14)	(0.22)	(0.22)	(0.31)	(0.41)
Short-term redemption fees[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of year	$10.93	$10.96	$10.76	$10.15	$10.48
Total return[3]	1.01%	4.00%	8.21%	(0.26)%	3.20%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$82	$92	$54	$34	$16
Ratio of expenses to average net assets before reductions	0.69%	0.71%	0.77%	0.91%	1.05%
Fee waiver	(0.04)%[4]	(0.06)%[4]	(0.12)%[4]	(0.26)%[4]	(0.40)%[4]
Expense offset arrangement	–%	(0.00)%[5]	(0.00)%[5]	(0.00)%[5]	(0.00)%[5]
Ratio of expenses to average net assets after reductions	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.18%	1.58%	2.01%	2.07%	2.16%
Portfolio turnover rate	45%	32%	104%	146%	125%
Portfolio turnover rate[6]	23%	19%	32%	52%	64%

____________

[1]	Calculated using average shares outstanding for the year.
[2]	Less than $0.01.
[3]	Assumes the reinvestment of distributions.
[4]

The ratio of expenses to average net assets for the years ended October 31, 2021, 2020, 2019, 2018 and 2017, reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.65%. The agreement is effective for period beginning on April 1, 2014 and will terminate on March 1, 2022, unless it is renewed by all parties to the agreement. For the years ended October 31, 2021, 2020, 2019, 2018 and 2017, the waived fees were $35,002, $41,531, $55,422, $63,024 and $78,871, respectively.

[5]	Less than 0.01%.
[6]	The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

34

BBH INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class I share outstanding throughout each year.

	For the years ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$10.95	$10.75	$10.14	$10.47	$10.55
Income from investment operations:
Net investment income[1]	0.15	0.19	0.23	0.23	0.25
Net realized and unrealized gain (loss)	(0.02)	0.25	0.61	(0.24)	0.09
Total income (loss) from investment operations	0.13	0.44	0.84	(0.01)	0.34
Less dividends and distributions:
From net investment income	(0.15)	(0.19)	(0.22)	(0.22)	(0.27)
From net realized gains	(0.01)	(0.05)	(0.01)	(0.10)	(0.15)
Total dividends and distributions	(0.16)	(0.24)	(0.23)	(0.32)	(0.42)
Short-term redemption fees[1]	0.00 [2]	0.00 [2]	0.00 [2]	—	0.00 [2]
Net asset value, end of year	$10.92	$10.95	$10.75	$10.14	$10.47
Total return[3]	1.21%	4.18%	8.38%	(0.12)%	3.36%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$788	$656	$334	$129	$71
Ratio of expenses to average net assets before reductions	0.45%	0.47%	0.50%	0.62%	0.69%
Fee waiver	–%[4]	(0.00)%[4,5]	(0.00)%[4,5]	(0.12)%[4]	(0.19)%[4]
Expense offset arrangement	–%	(0.00)%[5]	(0.00)%[5]	(0.00)%[5]	(0.00)%[5]
Ratio of expenses to average net assets after reductions	0.45%	0.47%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.38%	1.75%	2.17%	2.23%	2.46%
Portfolio turnover rate	45%	32%	104%	146%	125%
Portfolio turnover rate[6]	23%	19%	32%	52%	64%

____________

[1]	Calculated using average shares outstanding for the year.
[2]	Less than $0.01.
[3]	Assumes the reinvestment of distributions.
[4]

The ratio of expenses to average net assets for the years ended October 31, 2021, 2020, 2019, 2018 and 2017, reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.50%. The agreement is effective for period beginning on April 1, 2014 and will terminate on March 1, 2022, unless it is renewed by all parties to the agreement. For the years ended October 31, 2021, 2020, 2019, 2018 and 2017, the waived fees were $-, $-, $6,608, $111,441 and $123,485, respectively.

[5]	Less than 0.01%.
[6]	The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	35

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2021

1. Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on April 1, 2014 and offers two share classes, Class N and Class I. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to protect investor’s capital and generate attractive risk-adjusted returns. As of October 31, 2021, there were nine series of the Trust.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. Prices of municipal bonds are provided by an external pricing service approved by the Fund’s Board of Trustees (the “Board”). These securities are generally classified as Level 2. The evaluated vendor pricing is based on methods that may include consideration of the following: yields or prices of municipal securities of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

 Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

36

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

 The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2021, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E. Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $1,254,792 and $11,067,676 to Class N and Class I shareholders, respectively, during the year ended October 31, 2021. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purpose.

financial statements october 31, 2021	37

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

The tax character of distributions paid during the years ended October 31, 2021 and 2020, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax exempt income	Tax return of capital	Total distributions paid
2021:	$276,002	$602,567	$878,569	$11,443,899	$—	$12,322,468
2020:	1,789,349	118,951	1,908,300	9,371,601	—	11,279,901

As of October 31, 2021 and 2020, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Undistributed tax-exempt income	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2021:	$614,979	$—	$22,207	$—	$(3,640)	$26,941,598	$27,575,144
2020:	191,668	602,567	22,294	—	(1,533)	30,720,985	31,535,981

The Fund did not have a net capital loss carryforward at October 31, 2021.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

38

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

3. Fees and Other Transactions with Affiliates.

A. Investment Advisory and Administrative Fees. Effective April 1, 2014 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.40% of the Fund’s average daily net assets. For the year ended October 31, 2021, the Fund incurred $3,401,911 under the Agreement.

B. Investment Advisory and Administrative Fee Waiver. Effective April 1, 2014 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N and Class I to 0.65% and 0.50%, respectively. The agreement will terminate on March 1, 2022, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the year ended October 31, 2021, the Investment Adviser waived fees in the amount of $35,002 and $0 for Class N and Class I, respectively.

C. Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the year ended October 31, 2021, Class N shares of the Fund incurred $195,924 in shareholder servicing fees.

D. Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the year ended October 31, 2021, the Fund incurred $151,988 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund under the revised agreement for the year ended October 31, 2021 was $1,565. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the year ended October 31, 2021 was $119. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

financial statements october 31, 2021	39

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

E. Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2021, the Fund incurred $62,558 in independent Trustee compensation and expense reimbursements.

F. Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.Investment Transactions. For the year ended October 31, 2021, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, was $590,748,583 and $393,155,336, respectively.

5.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

	For the year ended October 31, 2021		For the year ended October 31, 2020
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	3,040,169	$33,549,002	5,598,508	$60,922,314
Shares issued in connection with reinvestments of dividends	113,559	1,252,118	119,749	1,297,371
Proceeds from short-term redemption fees	N/A	511	N/A	2,422
Shares redeemed	(4,036,559)	(44,522,443)	(2,416,961)	(26,142,859)
Net increase (decrease)	(882,831)	$(9,720,812)	3,301,296	$36,079,248
Class I
Shares sold	22,224,702	$244,957,754	34,364,204	$368,374,812
Shares issued in connection with reinvestments of dividends	358,044	3,943,291	222,188	2,409,785
Proceeds from short-term redemption fees	N/A	4,390	N/A	435
Shares redeemed	(10,256,469)	(112,934,324)	(5,743,724)	(61,924,260)
Net increase	12,326,277	$135,971,111	28,842,668	$308,860,772

40

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the years ended October 31, 2021 and 2020. Specifically:

During the year ended 2021, 243 shares of Class N were exchanged for 244 shares of Class I valued at $2,688, and 106,612 shares of Class I were exchanged for 106,515 shares of Class N valued at $1,172,702.

During the year ended 2020, 994,055 shares of Class N were exchanged for 994,975 shares of Class I valued at $10,757,858.

6. Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Additionally, in the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to redemption of securities by the issuer before maturity (call risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates, higher volatility for securities with longer maturities (interest rate risk), difficulty in being able to purchase or sell a security (liquidity risk) and a significant position in municipal securities in a particular state (geographic risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Additionally, as the Fund’s exposure to similar municipal revenue sectors increases, the Fund will become more sensitive to adverse economic, business or political developments relevant to these sectors (municipal revenue sector risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; and political and regulatory events. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). While the Fund endeavors to purchase only bona fide tax exempt bonds, there is a risk that a bond may be reclassified by the IRS as a taxable bond creating taxable income for the Fund and its shareholders (taxation risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients may make up a large percentage of the Fund’s shareholders (shareholder concentration risk). LIBOR is scheduled to be phased out by 2022. The unavailability and/or discontinuation of LIBOR may affect the value, liquidity or return on certain fund investments that mature later than 2022 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the fund’s

financial statements october 31, 2021	41

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

investments resulting from a substitute reference rate may also adversely affect the fund’s performance and/or net asset value (LIBOR Transition Risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

In 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. The rapid development and fluidity of this situation precludes any prediction as its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. Management is monitoring developments relating to COVID-19 and is coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments, and general pandemic response best practices.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7. Subsequent Events. BBH&Co. ("BBH"), the custodian and fund accountant for the Fund, has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes those services provided to the Fund. The transaction is expected to be completed in the first quarter of 2022, subject to customary closing conditions and regulatory approvals. Investment advisory, portfolio management and administrative services provided to BBH Trust by BBH through its SID are not impacted by the agreement with State Street.

Management has evaluated events and transactions that have occurred since October 31, 2021 through the date the financial statements were issued and determined that there were no other subsequent events that would require recognition or additional disclosure in the financial statements.

42

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF FUND EXPENSES

October 31, 2021 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statements october 31, 2021	43

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF FUND EXPENSES (continued)

October 31, 2021 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period May 1, 2021 to October 31, 2021[1]
Class N
Actual	$1,000	$ 997	$3.27
Hypothetical[2]	$1,000	$1,022	$3.31

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period May 1, 2021 to October 31, 2021[1]
Class I
Actual	$1,000	$ 998	$2.23
Hypothetical[2]	$1,000	$1,023	$2.26

________________

[1]

Expenses are equal to the Fund’s annualized expense ratio of 0.65% and 0.44% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

44

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST

October 31, 2021 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser

financial statements october 31, 2021	45

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

46

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser or the Sub-Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary

financial statements october 31, 2021	47

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

48

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

financial statements october 31, 2021	49

BBH INTERMEDIATE MUNICIPAL BOND FUND

ADDITIONAL FEDERAL TAX INFORMATION

October 31, 2021 (unaudited)

The Fund hereby designates $602,567 as an approximate amount of capital gain dividend for the purpose of dividends paid deduction.

The qualified investment income (“QII”) percentage for the year ended October 31, 2021 was 100%. In January 2022, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2021. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

50

TRUSTEES AND OFFICERS OF BBH INTERMEDIATE MUNICIPAL BOND FUND

(unaudited)

Information pertaining to the Trustees and executive officers of the Trust as of October 31, 2021 is set forth below. The mailing address for each Trustee is c/o BBH Trust, 140 Broadway, New York, NY 10005.

Name and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Independent Trustees
H. Whitney Wagner Birth Year: 1956	Chairman of the Board and Trustee	Chairman Since 2014; Trustee Since 2007 and 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment advisor.	9	None.
Andrew S. Frazier Birth Year: 1948	Trustee	Since 2010	Retired.	9	None.
Mark M. Collins Birth Year: 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment advisor.	9	Chairman of Dillon Trust Company.
John M. Tesoro Birth Year: 1952	Trustee	Since 2014	Retired.	9	Trustee, Bridge Builder Trust (8 Funds); Director of Teton Advisors, Inc. (a registered investment adviser).
Joan A. Binstock Birth Year: 1954	Trustee	Since 2019	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Advisers Counsel (2018-present).	9	Independent Director, Morgan Stanley Direct Lending Fund; KKR Real Estate Interval Fund.

financial statements october 31, 2021	51

TRUSTEES AND OFFICERS OF BBH INTERMEDIATE MUNICIPAL BOND FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Interested Trustees
Susan C. Livingston+ 50 Post Office Square Boston, MA 02110 Birth Year: 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) for BBH&Co.	9	None.
John A. Gehret+ 140 Broadway New York, NY 10005 Birth Year: 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012-present).	9	None.

52

TRUSTEES AND OFFICERS OF BBH INTERMEDIATE MUNICIPAL BOND FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Year: 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Year: 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2011.
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Year: 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Year: 1959	Chief Compliance Officer (“CCO”)	Since 2015	Senior Vice President of BBH&Co. since 2015.
Kristin Marvin 140 Broadway New York, NY 10005 Birth Year: 1981	Anti-Money Laundering Officer (“AMLO”)	Since 2021	Assistant Vice President of BBH&Co. since March 2020; Program Manager, Ares Management Corporation, April 2015 - March 2020.

financial statements october 31, 2021	53

TRUSTEES AND OFFICERS OF BBH INTERMEDIATE MUNICIPAL BOND FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Crystal Cheung 140 Broadway New York, NY 10005 Birth Year: 1974	Assistant Treasurer	Since 2018	Assistant Vice President of BBH&Co. since 2016; joined BBH&Co. in 2014.
Dania C. Piscetta 50 Post Office Square Boston, MA 02110 Birth Year: 1989	Assistant Secretary	Since 2021

Assistant Vice President of BBH&Co. since June 2021; joined BBH&Co. in 2021; Assistant Vice President and Legal Associate of Wellington Management Company LLP, April 2018 - March 2021; Senior Compliance Analyst, Fidelity Investments, May 2016 – April 2018.

________________

#

All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Mr. Wagner previously served on the Board of Trustees of the Predecessor Trust.

+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partner and Limited Partner of BBH&Co., respectively.
^	The Fund Complex consists of the Trust, which has nine series, and each is counted as one “Portfolio” for purposes of this table.

54

BBH INTERMEDIATE MUNICIPAL BOND FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

October 31, 2021 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 9, 2021 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2020 through January 31, 2021 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

financial statements october 31, 2021	55

BBH INTERMEDIATE MUNICIPAL BOND FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

October 31, 2021 (unaudited)

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

56

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Annual Report

OCTOBER 31, 2021

BBH U.S. Government Money Market Fund

BBH U.S. GOVERNMENT MONEY MARKET FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

October 31, 2021

For the 12-month period ended October 31, 2021, the BBH U.S. Government Money Market Fund (the “Fund”) returned 0.01%. We believe the performance of the Fund remains competitive with industry peers, while maintaining a high degree of quality and liquidity throughout the period.

The Fund seeks to maximize income while attempting to preserve capital and maintain liquidity by investing in securities issued or guaranteed as to principal and interest by the U.S. Government or its Agencies and repurchase agreements fully backed by such instruments.

The Federal Reserve (“Fed”) maintained an accommodative monetary policy throughout the reporting period leaving the Federal Funds Rate target unchanged at a range of 0% to 0.25%. Throughout the first half of the period the Fed noted that the path of the economy would depend significantly on the course of the virus. And while the economy and labor market improved, they remained far from substantial further progress that would prompt a change in the accommodative stance of policy. In March, the American Rescue Plan Act of 2021 was signed into law by the President addressing the need for more fiscal stimulus. The Fed increased the rate of Interest on Excess Reserves and the Reverse Repo Facility by 5 basis points* to 15 and 5 basis points, respectively, giving a much-needed boost to the money markets.

During the second half of the period, higher inflation readings and uneven labor market gains have challenged the Fed’s stance on accommodative policy as the economy continues to emerge from the depths of the pandemic. The Fed announced its plan to taper the $120 billion monthly pace of its asset purchases beginning in mid-November, stating that the move came “in light of the substantial further progress the economy has made toward the Committee’s goals since last December.” The markets expectations of an increase in the Federal Funds Rate target shifted to mid-2022. However, the outlook for the economy remains uncertain and Fed policy remains supportive to mitigate the downside risks.

The investment team for the BBH Money Market Fund maintained what it believed to be a prudent investment strategy throughout the period, with a weighted average maturity typically between 35 and 45 days.

________________

*One "basis point" or "bp" is 1/100th of a percent (0.01% or 0.0001)

financial statements october 31, 2021	59

BBH U.S. GOVERNMENT MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of BBH U.S. Government Money Market Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH U.S. Government Money Market Fund (the "Fund"), one of the funds within BBH Trust, as of October 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended, the period from July 1, 2019 to October 31, 2019 and for each of the three years in the period ended June 30, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the period from July 1, 2019 to October 31, 2019 and for each of the three years in the period ended June 30, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the BBH Trust's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the BBH Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The BBH Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the BBH Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

60

BBH U.S. GOVERNMENT MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2021

We have served as the auditor of one or more Brown Brothers Harriman investment companies since 1991.

financial statements october 31, 2021	61

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO ALLOCATION

October 31, 2021

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
U.S. Government Agency Obligation	$84,999,056	2.0%
U.S. Treasury Bills	3,894,878,765	92.2
Repurchase Agreements	175,000,000	4.1
Cash and Other Assets in Excess of Liabilities	72,538,981	1.7
NET ASSETS	$4,227,416,802	100.0%

All data as of October 31, 2021. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

62

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value

	U.S. GOVERNMENT AGENCY OBLIGATION (2.0%)
$85,000,000	Federal Home Loan Bank Discount Notes[1]	11/17/21	0.025%	$84,999,056
	Total U.S. Government Agency Obligation (Cost $84,999,056)			84,999,056
	U.S. TREASURY BILLS (92.2%)
45,000,000	U.S. Treasury Bill[1]	11/02/21	0.040	44,999,950
200,000,000	U.S. Treasury Bill[1,2]	11/04/21	0.048	199,999,208
225,000,000	U.S. Treasury Bill[1,2]	11/09/21	0.045	224,997,750
290,000,000	U.S. Treasury Bill[1,2]	11/12/21	0.029	289,997,418
320,000,000	U.S. Treasury Bill[1,2]	11/16/21	0.034	319,995,506
345,000,000	U.S. Treasury Bill[1,2]	11/18/21	0.039	344,993,626
425,000,000	U.S. Treasury Bill[1,2]	11/23/21	0.041	424,989,330
275,000,000	U.S. Treasury Bill[1,2]	11/26/21	0.047	274,991,094
270,000,000	U.S. Treasury Bill[1,2]	11/30/21	0.048	269,989,487
280,000,000	U.S. Treasury Bill[1,2]	12/02/21	0.041	279,990,132
400,000,000	U.S. Treasury Bill[1,2]	12/07/21	0.041	399,983,550
360,000,000	U.S. Treasury Bill[1,2]	12/09/21	0.041	359,984,325
100,000,000	U.S. Treasury Bill[1]	12/14/21	0.067	99,991,997
310,000,000	U.S. Treasury Bill[1,2]	12/16/21	0.056	309,978,413
50,000,000	U.S. Treasury Bill[1]	01/27/22	0.025	49,996,979
	Total U.S. Treasury Bills (Cost $3,894,878,765)			3,894,878,765
	REPURCHASE AGREEMENTS (4.1%)
55,000,000	BNP Paribas (Agreement dated 10/29/21 collateralized by FHLMC 3.000%-8.000%, due 01/01/27-09/01/51, original par $19,987,036, value $4,803,805, FNMA 1.807%-6.000%, due 01/01/27-07/01/51, original par $25,429,488, value $9,034,788, GNMA 2.126%-4.500%, due 11/20/34- 01/20/69, original par $30,537,941, value $11,775,613, U.S. Treasury Securities 0.000%-6.875%, due 12/07/21-08/31/26, original par $28,020,000, value $30,485,798)	11/01/21	0.050	55,000,000
65,000,000	National Australia Bank Ltd. (Agreement dated 10/29/21 collateralized by U.S. Treasury Notes 1.250%, due 05/31/28, original par $66,980,000, value $66,300,000)	11/01/21	0.020	65,000,000

The accompanying notes are an integral part of these financial statements.

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BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (continued)
$55,000,000	Societe Generale (Agreement dated 10/29/21 collateralized by FHLMC 4.000%-4.500%, due 11/01/40-09/01/48, original par $4,644, value $1,232, FNMA 1.532%-4.500%, due 11/01/26-02/01/57, original par $16,093,268, value $9,286,326, GNMA 1.875%-3.500%, due 01/20/26-07/20/51, original par $9,706,049, value $5,039,027, REFC 0.000%, due 01/15/30-04/15/30, original par $42,340,000, value $36,487,195, U.S. Treasury Securities 0.000%-7.625%, due 10/31/21-10/31/26, original par $5,159,800, value $5,286,220)	11/01/21	0.040%	$55,000,000
	Total Repurchase Agreements (Cost $175,000,000)			175,000,000

TOTAL INVESTMENTS (Cost $4,154,877,821)[3]	98.3%	$4,154,877,821
ASSETS IN EXCESS OF OTHER LIABILITIES	1.7%	72,538,981
NET ASSETS	100.0%	$4,227,416,802

_______________________

[1]	Coupon represents a yield to maturity.
[2]	Coupon represents a weighted average yield.
[3]	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

REFC – Resolution Funding Corporation.

The accompanying notes are an integral part of these financial statements.

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BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

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BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At October 31, 2021, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of October 31, 2021
U.S. Government Agency Obligation	$—	$84,999,056	$—	$84,999,056
U.S. Treasury Bills	—	3,894,878,765	—	3,894,878,765
Repurchase Agreements	—	175,000,000	—	175,000,000
Total Investment, at value	$—	$4,154,877,821	$—	$4,154,877,821

The accompanying notes are an integral part of these financial statements.

66

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2021

ASSETS:
Investments, at cost which approximates fair value	$3,979,877,821
Repurchase agreements (Cost $175,000,000)	175,000,000
Cash	72,741,428
Receivables for:
Investment advisory and administrative fees waiver reimbursement	615,601
Interest	1,443
Shares sold	359
Prepaid assets	19,700
Total Assets	4,228,256,352
LIABILITIES:
Payables for:
Investment advisory and administrative fees	703,493
Custody and fund accounting fees	63,637
Professional fees	47,083
Transfer agent fees	4,407
Dividends declared	3,474
Board of Trustees' fees	1,111
Accrued expenses and other liabilities	16,345
Total Liabilities	839,550
NET ASSETS	$4,227,416,802
Net Assets Consist of:
Paid-in capital	$4,227,416,203
Undistributed net investment income	599
Net Assets	$4,227,416,802

NET ASSET VALUE AND OFFERING PRICE PER SHARE INSTITUTIONAL SHARES
($4,227,416,802 ÷ 4,227,422,221 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

financial statements october 31, 2021	67

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the year ended October 31, 2021

NET INVESTMENT INCOME:
Income:
Interest income	$1,853,388
Other income	35,788
Total Income	1,889,176
Expenses:
Investment advisory and administrative fees	7,972,965
Custody and fund accounting fees	285,999
Board of Trustees' fees	81,638
Professional fees	56,457
Shareholder servicing fees	51,544
Transfer agent fees	29,091
Miscellaneous expenses	177,375
Total Expenses	8,655,069
Investment advisory, administrative and shareholder service fee waiver	(7,158,565)
Net Expenses	1,496,504
Net Investment Income	392,672
NET REALIZED GAIN:
Net realized gain on investments	16,860
Net Increase in Net Assets Resulting from Operations	$409,532

The accompanying notes are an integral part of these financial statements.

68

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended October 31,
	2021	2020
INCREASE IN NET ASSETS:
Operations:
Net investment income	$392,672	$13,697,472
Net realized gain on investments	16,860	40,269
Net increase in net assets resulting from operations	409,532	13,737,741
Distributions declared:
Regular Shares*	(2,579)	(345,171)
Institutional Shares	(371,165)	(13,392,570)
Total distributions declared	(373,744)	(13,737,741)
From Fund Share (Principal) Transactions at Net Asset Value of $1.00 per share:
Fund shares sold and fund shares issued in connection with reinvestments of dividends	8,901,851,221	8,663,555,206
Fund shares repurchased	(8,210,017,012)	(7,238,357,034)
Net increase in net assets resulting from fund share transactions	691,834,209	1,425,198,172
Total increase in net assets	691,869,997	1,425,198,172
NET ASSETS:
Beginning of year	3,535,546,805	2,110,348,633
End of year	$4,227,416,802	$3,535,546,805

_______________________________

*	Effective February 26, 2021, the Fund’s Regular Share Class was converted to the Fund’s Institutional Share Class.

The accompanying notes are an integral part of these financial statements.

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BBH U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for an Institutional Share outstanding throughout each period.

	For the years ended October 31,		For the period from July 1, 2019 to October 31,	For the years ended June 30,
	2021	2020	2019	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.00 [2]	0.01	0.01	0.02	0.01	0.00 [2]
Distributions to shareholders:
From net investment income	0.00 [2]	(0.01)	(0.01)	(0.02)	(0.01)	0.00 [2]
Total distributions	0.00 [2]	(0.01)	(0.01)	(0.02)	(0.01)	0.00 [2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.59%	0.63%[4]	2.02%	1.06%	0.22%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$4,227	$3,475	$2,040	$2,126	$1,710	$1,455
Ratio of expenses to average net assets before reductions	0.23%	0.24%	0.24%[5]	0.24%	0.26%	0.24%
Expense reimbursement[6]	(0.19)%	(0.05)%	–%	–%	–%	–%
Expense offset arrangement	–%	–%	–%	(0.01)%	(0.02)%	(0.00)%[7]
Ratio of expenses to average net assets after reductions	0.04%	0.19%	0.24%[5]	0.23%	0.24%	0.24%
Ratio of net investment income to average net assets	0.01%	0.48%	1.86%	2.02%	1.07%	0.21%
____________
[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01 per share.
[3]	Assumes the reinvestment of distributions.
[4]	Not Annualized.
[5]	Annualized with the exception of audit fees.
[6]

During the years ended October 31, 2021, 2020, the period ended October 31, 2019, and the years ended June 30, 2019, 2018 and 2017, the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a minimum yield agreement, were $7,060,486, $1,299,428, $-, $-, $- and $-, respectively.

[7]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2021

1. Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the 1940 Act, as an open-end management investment company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to create an unlimited number of series, each of which may issue a separate class of shares. As of the close of business on February 26, 2021, shares of the Fund’s Regular Shares class were converted to the Fund’s Institutional Shares class. The Regular Shares class ceased operation at this time. The Fund currently offers one class of shares designated as Institutional Shares. The investment objective of the Fund is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity. At October 31, 2021, there were nine series of the Trust. Effective July 1, 2019, the Fund changed its fiscal year end from June 30, 2019 to October 31, 2019.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be valued as determined in accordance with procedures adopted by the Board.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess

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BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the marked-to-market value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

 Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

 The Fund’s repurchase agreements are disclosed on a gross basis and information related to collateral, which could be offset in event of default, are shown in the Portfolio of Investments.

E.Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized

72

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

tax benefits as of October 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2021, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $2,579 and $371,165 to Regular and Institutional shareholders, respectively, during the year ended October 31, 2021.

The tax character of distributions paid during the years ended October 31, 2021 and 2020, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Total Distributions paid
2021:	$373,744	$—	$373,744	$373,744
2020:	13,737,741	—	13,737,741	13,737,741

As of October 31, 2021 and 2020, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2021:	$4,073	$—	$—	$(3,474)	$—	$599
2020:	24,690	—	—	(59,879)	—	(35,189)

The Fund did not have a net capital loss carryforward at October 31, 2021.

The Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

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BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

Total distributions paid may differ from the amounts shown in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

There are no significant differences between book-basis and tax-basis unrealized appreciation/(depreciation) for investments for the current period.

To the extent future capital gains are offset by future capital loss carryforwards, if any, such gains will not be distributed.

G. Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3. Fees and Other Transactions with Affiliates.

A.Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1,000,000,000. For the year ended October 31, 2021, the Fund incurred $7,972,965 for services under the Agreement.

B.Investment Advisory and Administrative Fee Waiver. BBH has voluntarily agreed to waive its Investment Advisory and Administrative Fee and credit daily to the Fund an amount necessary to maintain the minimum annualized yield of the Fund at 0.01%. The amount credited each day will offset the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the year ended October 31, 2021, BBH waived fees in the amount of $54,794 and $7,060,486 for Regular Shares and Institutional Shares, respectively.

C.Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Regular Shares of the Fund calculated daily and paid monthly at an annual rate of 0.20% of the Regular Shares’ average daily net assets. For the year ended October 31, 2021, the Regular Shares of the Fund incurred $51,544 in shareholder servicing fees.

D.Shareholder Servicing Fee Waiver. BBH has voluntarily agreed to waive its Shareholder Servicing Fee for the Regular Shares only when the Investment Advisory and Administrative Fee waiver

74

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

described above is not enough to maintain the minimum daily yield of the Fund at 1 basis point (0.01%). The amount credited each day will offset to the daily accrual of the Shareholder Servicing Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the year ended October 31, 2021, the Regular Shares of the Fund incurred $43,285 in shareholder servicing fees.

E.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% per annum of average daily net assets. For the year ended October 31, 2021, the Fund incurred $285,999 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund under the agreement for the year ended October 31, 2021 was $19,606. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the year ended October 31, 2021 was $22,874. This amount is included in the “Custody and fund accounting fees” in the Statement of Operations.

F.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act (referred to here as an “Independent Trustee”) receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2021, the Fund incurred $81,638 in Independent Trustee compensation and expense reimbursements.

G.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

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NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

4.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Regular Shares and Institutional Shares of beneficial interest, at no par value. Effective February 26, 2021, the Fund’s Regular Share Class was converted to the Fund’s Institutional Share Class. Transactions in Regular Shares and Institutional Shares were as follows:

	For the year ended October 31, 2021		For the year ended October 31, 2020
	Shares	Dollars	Shares	Dollars
Regular Shares
Shares sold	107,428,914	$107,428,914	315,424,689	$315,424,689
Shares issued in connection with reinvestments of dividends	7	7	126,888	126,888
Shares redeemed	(168,383,442)	(168,383,442)	(325,258,417)	(325,258,417)
Net decrease	(60,954,521)	$(60,954,521)	(9,706,840)	$(9,706,840)
Institutional Shares
Shares sold	8,794,422,278	$8,794,422,278	8,347,970,492	$8,347,970,492
Shares issued in connection with reinvestments of dividends	22	22	33,137	33,137
Shares redeemed	(8,041,633,570)	(8,041,633,570)	(6,913,098,617)	(6,913,098,617)
Net increase	752,788,730	$752,788,730	1,434,905,012	$1,434,905,012

5. Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

 Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency. BBH has no legal obligation to provide financial support to the Fund and you should not expect that BBH as the Fund’s sponsor will provide financial support to the Fund at any time. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

 The divergence of the Fund’s amortized cost price per share from its market based net asset value per share may result in the Fund’s inability to maintain a stable $1.00 NAV, resulting in material dilution or other unfair results to shareholders (stable NAV risk). In the normal course of business the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of an issuer, guarantor or counterparty to a transaction to perform (credit risk) or

76

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

changes in interest rates (interest rate risk). The Fund is subject to the risk that the securities selected by the investment adviser may underperform (management risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). The Fund’s investments in certain U.S. government agency securities may not be backed by the U.S. Treasury and may be supported only by the credit of the issuer (U.S. government agency securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by the Fund’s investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The Fund’s exposure to these risks with respect to these financial assets held by the Fund is reflected in their value as recorded in the Fund’s Statement of Assets and Liabilities. The U.S. Securities and Exchange Commission (“SEC”) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the Fund (Regulatory Risk). The absence of an active market for the Fund’s variable and floating rate securities could make it difficult for the Fund to dispose of them if the issuer defaults (variable and floating rate instrument risk).

 In 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. The rapid development and fluidity of this situation precludes any prediction as its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. Management is monitoring developments relating to COVID-19 and is coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments, and general pandemic response best practices.

 Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

6. Money Market Regulation. Money market funds are required to comply with SEC regulations and governing rules for money market funds. Government money market funds, such as BBH U.S. Government Money Market Fund, are permitted to continue to transact fund shares at a NAV calculated using the amortized cost valuation method. The Fund’s Board of Trustees has determined not to impose any liquidity-based redemption fees or redemption gates on the Fund as permitted by the SEC amendments. As a government

financial statements october 31, 2021	77

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2021

money market fund, the Fund must invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash or government securities.

7. Significant Events. Effective February 26, 2021, the Fund’s Regular Share Class was converted to the Fund’s Institutional Share Class.

There are no other significant events to report as they relate to the Fund.

8.Subsequent Events. BBH, the custodian and fund accountant for the Fund, has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes those services provided to the Fund. The transaction is expected to be completed in the first quarter of 2022, subject to customary closing conditions and regulatory approvals. Investment advisory, portfolio management and administrative services provided to BBH Trust by BBH through its SID are not impacted by the agreement with State Street.

Management has evaluated events and transactions that have occurred since October 31, 2021 through the date the financial statements were issued and determined that there were no other subsequent events that would require recognition or additional disclosure in the financial statements.

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BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES

October 31, 2021 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES (continued)

October 31, 2021 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period May 1, 2021 to October 31, 2021[1]
Institutional Shares
Actual	$1,000	$1,000	$0.10
Hypothetical[2]	$1,000	$1,025	$0.10

________________

[1]	Expenses are equal to the Fund’s annualized net expense ratio of 0.02% for Institutional Shares, multiplied by 184/365 (to reflect the one half-year period).
[2]	Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

80

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST

October 31, 2021 (unaudited)

Conflict of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser

financial statements october 31, 2021	81

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

82

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary

financial statements october 31, 2021	83

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

84

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)

October 31, 2021 (unaudited)

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

financial statements october 31, 2021	85

BBH U.S. GOVERNMENT MONEY MARKET FUND

ADDITIONAL FEDERAL TAX INFORMATION

October 31, 2021 (unaudited)

In January 2022, the Fund will report on Form 1099 the tax status of all distributions made during the calendar year 2021. Shareholders should use the information on Form 1099 for their income tax returns.

86

TRUSTEES AND OFFICERS OF BBH U.S. GOVERNMENT MONEY MARKET FUND

(unaudited)

Information pertaining to the Trustees and executive officers of BBH Trust as of October 31, 2021 is set forth below. The mailing address for each Trustee is c/o BBH Trust, 140 Broadway, New York, NY 10005.

Name and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Independent Trustees
H. Whitney Wagner Birth Year: 1956	Chairman of the Board and Trustee	Chairman Since 2014; Trustee Since 2007 and 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment adviser.	9	None.
Andrew S. Frazier Birth Year: 1948	Trustee	Since 2010	Retired.	9	None.
Mark M. Collins Birth Year: 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment adviser.	9	Chairman of Dillon Trust Company.
John M. Tesoro Birth Year: 1952	Trustee	Since 2014	Retired.	9	Trustee, Bridge Builder Trust (8 Funds), Director, Teton Advisers, Inc. (a registered investment adviser).
Joan A. Binstock Birth Year: 1954	Trustee	Since 2019	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Advisers Counsel (2018- present).	9	Independent Director, Morgan Stanley Direct Lending Fund; KKR Real Estate Interval Fund.

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TRUSTEES AND OFFICERS OF BBH U.S. GOVERNMENT MONEY MARKET FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Interested Trustees
Susan C. Livingston+ 50 Post Office Square Boston, MA 02110 Birth Year: 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) for BBH&Co.	9	None.
John A. Gehret+ 140 Broadway New York, NY 10005 Birth Year: 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012-present).	9	None.

88

TRUSTEES AND OFFICERS OF BBH U.S. GOVERNMENT MONEY MARKET FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Year: 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Year: 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2011.
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Year: 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Year: 1959	Chief Compliance Officer (“CCO”)	Since 2015	Senior Vice President of BBH&Co. since 2015.
Kristin Marvin 140 Broadway New York, NY 10005 Birth Year: 1981	Anti-Money Laundering Officer (“AMLO”)	Since 2021	Assistant Vice President of BBH&Co. since March 2020; Program Manager, Ares Management Corporation, April 2015 - March 2020.

financial statements october 31, 2021	89

TRUSTEES AND OFFICERS OF BBH U.S. GOVERNMENT MONEY MARKET FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Crystal Cheung 140 Broadway New York, NY 10005 Birth Year: 1974	Assistant Treasurer	Since 2018	Assistant Vice President of BBH&Co. since 2016; joined BBH&Co. 2014.
Dania C. Piscetta 50 Post Office Square Boston, MA 02110 Birth Year: 1989	Assistant Secretary	Since 2021

Assistant Vice President of BBH&Co. since 2021; joined BBH&Co. in 2021; Assistant Vice President and Legal Associate of Wellington Management Company LLP, April 2018 - March 2021; Senior Compliance Analyst, Fidelity Investments, May 2016 - April 2018.

________________

#

All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Mr. Wagner previously served on the Board of Trustees of the Predecessor Trust.

+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partner and Limited Partner of BBH&Co., respectively.
^	The Fund Complex consists of the Trust, which has nine series, and each is counted as one “Portfolio” for purposes of this table.

90

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Item 2. Code of Ethics.

As of the period ended October 31, 2021 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics. A copy of this code of ethics can be obtained upon request, free of charge, by calling (800) 575 - 1265.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Andrew S. Frazier, John M. Tesoro Mark M. Collins and Joan A. Binstock possess the attributes identified in Instruction (b) of Item 3 to Form N-CSR to each qualify as an “audit committee financial expert,” and has designated Messrs. Fraizer, Tesoro and Collins and Ms. Binstock as the Registrant’s audit committee financial experts. Messrs. Frazier, Tesoro and Collins and Ms. Binstock are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.
(a)

Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $416,000 for 2021 and $331,000 for 2020.

(b)

Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2021 and $0 for 2020.

(c)

Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $53,000 for 2021 and $54,442 for 2020. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)

All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $93,000 for 2021 and $28,333 for 2020.

The other services provided to the Registrant consisted of examinations pursuant to Rule 17f-2 of the Investment Company Act of 1940, as amended and filings of Form N-17f-2 “Certificate of Accounting of Securities and Similar Investments in the Custody of Management Investment Companies” with the U.S. Securities and Exchange Commission (“17f-2 Services”) in addition to audit services, tax services and 17f-2 Services provided to other series of the Registrant.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 0%; and Other Fees were 0%.

(f)	Not applicable.
(g)

The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $1,549,000 for 2021 and $1,904,181 for 2020.

(h)

The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.
Not Applicable

Item 6. Investments.
(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.
(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13. Exhibits.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust
By: (Signature and Title)

/s/ Jean-Pierre Paquin
Jean-Pierre Paquin
Title: President (Principal Executive Officer)
Date: January 10, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Jean-Pierre Paquin
Jean-Pierre Paquin
Title: President (Principal Executive Officer)
Date: January 10, 2022

By: (Signature and Title)

/s/ Charles H. Schreiber
Charles H. Schreiber
Title: Treasurer (Principal Financial Officer)
Date: January 10, 2022